UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07899 and 811-07885

Name of Fund: BlackRock Index Funds, Inc.

BlackRock International Index Fund

BlackRock Small Cap Index Fund

Quantitative Master Series LLC

Master International Index Series

Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc.

and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 06/30/2015

Item 1 – Report to Stockholders

JUNE 30, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Index Funds, Inc.

➢	BlackRock International Index Fund
➢	BlackRock Small Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

The Markets in Review

Dear Shareholder,

During the 12-month period ended June 30, 2015, market volatility increased from the remarkably low levels seen in recent years, although it remained below the historical average. In the middle of 2014, geopolitical tensions intensified in Ukraine and the Middle East and oil prices became highly volatile, stoking worries about economic growth outside the United States. The U.S. economy, however, was showing improvement, which made investors concerned that the U.S. Federal Reserve (the “Fed”) would raise short-term rates sooner than previously anticipated. The U.S. dollar appreciated and global credit markets tightened, ultimately putting a strain on investor flows.

In the fourth quarter, U.S. growth picked up considerably while the broader global economy showed more signs of slowing. This, combined with rising global risks, drove investors to the relative stability of U.S. assets. International markets continued to struggle even as the European Central Bank (“ECB”) and the Bank of Japan eased monetary policy. Oil prices plummeted due to a global supply-and-demand imbalance, sparking a selloff in energy-related assets and putting stress on emerging markets. Fixed income investors piled into U.S. Treasuries despite their persistently low yields, which had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks abated. Investors had held high expectations for the U.S. economy, but a harsh winter and west coast port strike brought disappointing first-quarter data and high valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia easily beat investors’ very low expectations, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar continued to be a headwind for the asset class.

U.S. economic data regained momentum in the second quarter, helping U.S. stocks resume an upward path. However, meaningful strength in the labor market underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The period ended on a downbeat, but temporary, note as Greece’s long-brewing debt troubles came to an impasse. As the drama unfolded around the tumultuous negotiations between Greece and its creditors, investors feared the possibility of Greece leaving the euro zone and the impact such an event might have on global markets. Most asset classes broadly sold off, especially in Europe, even while macroeconomic and company fundamentals continued to improve.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	1.23%	7.42%
U.S. small cap equities (Russell 2000® Index)	4.75	6.49
International equities (MSCI Europe, Australasia, Far East Index)	5.52	(4.22)
Emerging market equities (MSCI Emerging Markets Index)	2.95	(5.12)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(0.51)	3.79
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(0.10)	1.86
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.01	3.00
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.53	(0.39)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2015	BlackRock International Index Fund

Investment Objective

BlackRock International Index Fund’s (the “Fund”) investment objective is to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2015, the Fund’s Institutional Shares returned 6.27%, Investor A Shares returned 6.15% and Class K Shares returned 6.27%. The benchmark MSCI EAFE Index returned 5.52% for the same period.

•

Returns for the Fund’s respective share classes differ from the benchmark index due to individual share-class expenses. The Fund invests all of its assets in Master International Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

Japanese stocks experienced a powerful rally during the period, driven largely by increased domestic demand. Japan’s finance leaders effectively encouraged retail investors to take more risk with the introduction of new tax-efficient investment vehicles. In the institutional arena, the Government Pension Investment Fund has been shifting away from Japanese government bonds toward equities and foreign bonds. A weak yen and optimism around the reform of corporate governance policies has also helped stock prices move higher.

•

In Europe, the economic landscape and company fundamentals broadly continued to improve with the support of the European Central Bank’s large asset purchase program. A strong rally in European equity markets in the earlier part of the period was interrupted as the severity of Greece’s debt troubles dominated headlines. European assets came under pressure as the Greek government’s negotiations with the Troika (i.e., the European Commission, European Central Bank and International Monetary Fund) became increasingly erratic leading up to the June 30 expiration of the most recent bailout package. Market volatility spiked when failure to strike a deal resulted in the Greek government putting the Troika’s proposal to a public vote. For the six-month period as a whole, European equities broadly produced positive results, with the strongest performance coming from markets in Denmark, Ireland, Italy and Portugal.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI EAFE Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the future direction of international markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

BlackRock International Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index.

[3]	A free-float adjusted, market-capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Performance Summary for the Period Ended June 30, 2015

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	6.27%	(4.68)%	9.44%	4.77%
Investor A	6.15	(5.00)	9.16	4.49
Class K5	6.27	(4.75)	9.47	4.81
MSCI EAFE Index	5.52	(4.22)	9.54	5.12

[4]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related fees.

[5]	Class K Shares commenced operations on March 31, 2011.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period[6]	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,062.70	$0.46	$1,000.00	$1,024.35	$0.45	0.09%
Investor A	$1,000.00	$1,061.50	$1.94	$1,000.00	$1,022.91	$1.91	0.38%
Class K	$1,000.00	$1,062.70	$0.41	$1,000.00	$1,024.40	$0.40	0.08%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

[7]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	5

Fund Summary as of June 30, 2015	BlackRock Small Cap Index Fund

Investment Objective

BlackRock Small Cap Index Fund’s (the “Fund”) investment objective is to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2015, the Fund’s Institutional Shares returned 4.88%, Investor A Shares returned 4.76% and Class K Shares returned 4.93%. The benchmark Russell 2000® Index returned 4.75% for the same period.

•

Returns for the Fund’s respective share classes differ from the benchmark index due to individual share-class expenses. The Fund invests all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

The year started with U.S. stock prices falling as lower oil prices punished the energy sector and the negative impact of a stronger dollar began to show in the earnings of large global exporting companies. High valuations in U.S. stocks drove equity investors toward more appealing opportunities overseas. U.S. stocks rebounded in February due to increased merger and acquisition activity and strong earnings reports from cyclical technology companies. However, stock prices came under pressure again in March as an improving labor market furthered the appreciation of the U.S. dollar and raised investors’ focus on the timing of an expected Federal Reserve move toward tightening policy. U.S. equities came back into favor in April, after a powerful rally in European equities left valuations in the United States looking more appealing by comparison. U.S. stocks continued to outperform international markets in the following months as increasing turmoil around Greece’s debt troubles drove investors to the relative stability of U.S. markets.

•

A clear sign of strength has yet to emerge from the blurry U.S. economic picture, as uptrends in the housing and labor markets stand in contrast with consumer caution and productivity languor. This economic unevenness together with still stagnant inflation has kept the Federal Reserve tentative on when to start raising short-term interest rates. However, hiring strength and a modest but concrete pickup in wage growth point to a possible acceleration in the second half of 2015. More investors are now penciling in an autumn rate hike — a significant event that could push market volatility beyond the unusually low levels of the past few years, but the investment advisor expects most of the ups and downs will be short-lived for stocks.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 2000® Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The investment advisor believes that the Series remains positioned to seek to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

BlackRock Small Cap Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000® Index and in derivative instruments linked to the Russell 2000® Index.

[3]

An unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Performance Summary for the Period Ended June 30, 2015

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	4.88%	6.64%	17.00%	8.14%
Investor A	4.76	6.36	16.73	7.87
Class K5	4.93	6.75	17.09	8.20
Russell 2000® Index	4.75	6.49	17.08	8.40

[4]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 8 for a detailed description of share classes, including related fees, if any.

[5]	Class K commenced operations on March 31, 2011.

Past	performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period[6]	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,048.80	$0.86	$1,000.00	$1,023.95	$0.85	0.17%
Investor A	$1,000.00	$1,047.60	$2.23	$1,000.00	$1,022.61	$2.21	0.44%
Class K	$1,000.00	$1,049.30	$0.76	$1,000.00	$1,024.05	$0.75	0.15%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

[7]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See	“Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	7

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to March 31, 2011, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Funds’ administrator, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 3 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service fees, including 12b-1 fees, acquired Fund fees and expenses and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on January 1, 2015 and held through June 30, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

8	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)	BlackRock International Index Fund	BlackRock Small Cap Index Fund

Assets
Investments at value — from Master International Index Series and Master Small Cap Index Series (each, a “Series”), respectively[1]	$3,080,744,427	$203,416,053
Receivables:
Capital shares sold	9,322,960	13,913,448
From the administrator	12,906	8,248
Prepaid expenses	330,959	28,340

Total assets	3,090,411,252	217,366,089

Liabilities
Payables:
Contributions to the Series	5,464,639	13,864,639
Capital shares redeemed	3,858,321	48,809
Service fees	61,724	20,028
Officer’s fees	232	56
Other accrued expenses	122,500	58,573

Total liabilities	9,507,416	13,992,105

Net Assets	$3,080,903,836	$203,373,984

Net Assets Consist of
Paid-in capital	$3,040,019,448	$161,990,009
Undistributed net investment income	45,522,588	758,831
Undistributed net realized gain (accumulated net realized loss)	(66,721,260)	3,888,554
Net unrealized appreciation (depreciation)	62,083,060	36,736,590

Net Assets	$3,080,903,836	$203,373,984

[1] Investments at cost	$3,013,227,775	$166,679,463

Net Asset Value
Institutional
Net assets	$2,758,755,568	$100,766,671

Shares outstanding[2]	212,744,939	5,787,681

Net asset value	$12.97	$17.41

Investor A
Net assets	$292,717,296	$97,315,880

Shares outstanding[3]	22,763,284	5,592,425

Net asset value	$12.86	$17.40

Class K
Net assets	$29,430,972	$5,291,433

Shares outstanding[3]	2,268,495	303,480

Net asset value	$12.97	$17.44

[2] 1,208 million shares authorized, $ 0.0001 par value.
[3] 208 million shares authorized, $ 0.0001 par value.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	9

Statements of Operations

Six Months Ended June 30, 2015 (Unaudited)	BlackRock International Index Fund	BlackRock Small Cap Index Fund

Investment Income
Net investment income allocated from the Series:
Dividends — unaffiliated	$57,408,432	$963,735
Securities lending — affiliated — net	111,691	167,561
Dividends — affiliated	5,328	6,310
Foreign taxes withheld	(7,021,523)	(844)
Expenses	(654,057)	(58,534)
Fees waived	4,143	2,433

Total income	49,854,014	1,080,661

Fund Expenses
Administration	277,022	55,838
Service — Investor A	396,332	118,412
Transfer agent — Institutional	79,832	9,874
Transfer agent — Investor A	162,548	26,929
Transfer agent — Class K	327	240
Registration	312,444	25,624
Professional	57,559	29,865
Printing	27,281	16,008
Officer	163	36
Miscellaneous	6,537	5,723

Total expenses	1,320,045	288,549
Less administration fees waived	(262,794)	(51,953)
Less transfer agent fees waived and/or reimbursed — class specific	(83,613)	(4,853)
Less other expenses reimbursed	(24,048)	(12,353)

Total expenses after fees waived and/or reimbursed	949,590	219,390

Net investment income	48,904,424	861,271

Realized and Unrealized Gain (Loss) Allocation from the Series
Net realized gain (loss) from investments, financial futures contracts and foreign currency transactions	(10,103,355)	5,892,143
Net change in unrealized appreciation (depreciation) on investments, financial futures contracts and foreign currency translations	70,152,266	1,267,850

Net realized and unrealized gain	60,048,911	7,159,993

Net Increase in Net Assets Resulting from Operations	$108,953,335	$8,021,264

See Notes to Financial Statements.

10	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Statements of Changes in Net Assets

	BlackRock International Index Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Operations
Net investment income	$48,904,424	$15,644,947
Net realized loss	(10,103,355)	(6,707,171)
Net change in unrealized appreciation (depreciation)	70,152,266	(99,989,047)

Net increase (decrease) in net assets resulting from operations	108,953,335	(91,051,271)

Distributions to Shareholders From[1]
Net investment income:
Institutional	(667,442)	(12,556,660)
Investor A	(126,624)	(1,638,076)
Class K	(6,054)	(119,038)

Decrease in net assets resulting from distributions to shareholders	(800,120)	(14,313,774)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	859,467,549	1,835,861,523

Net Assets
Total increase in net assets	967,620,764	1,730,496,478
Beginning of period	2,113,283,072	382,786,594

End of period	$3,080,903,836	$2,113,283,072

Undistributed (distributions in excess of) net investment income, end of period	$45,522,588	$(2,581,716)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	11

Statements of Changes in Net Assets

	BlackRock Small Cap Index Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Operations
Net investment income	$861,271	$1,480,935
Net realized gain	5,892,143	11,431,686
Net change in unrealized appreciation (depreciation)	1,267,850	(7,088,981)

Net increase in net assets resulting from operations	8,021,264	5,823,640

Distributions to Shareholders From[1]
Net investment income:
Institutional	—	(712,508)
Investor A	—	(1,007,255)
Class K	—	(40,628)
Net realized gain:
Institutional	—	(3,858,445)
Investor A	—	(6,546,880)
Class K	—	(212,248)

Decrease in net assets resulting from distributions to shareholders	—	(12,377,964)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	61,889,663	(5,003,618)

Net Assets
Total increase (decrease) in net assets	69,910,927	(11,557,942)
Beginning of period	133,463,057	145,020,999

End of period	$203,373,984	$133,463,057

Undistributed (distribution in excess of) net investment income, end of period	$758,831	$(102,440)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

12	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Financial Highlights	BlackRock International Index Fund

	Institutional
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010

Per Share Operating Performance
Net asset value, beginning of period	$12.21		$13.11		$11.06		$9.63		$11.42		$10.97

Net investment income[1]	0.25		0.24		0.32		0.33		0.35		0.25
Net realized and unrealized gain (loss)	0.51		(1.04)		2.04		1.45		(1.79)[2]		0.53	[2]

Net increase (decrease) from investment operations	0.76		(0.80)		2.36		1.78		(1.44)		0.78

Distributions from net investment income[3]	(0.00)[4]		(0.10)		(0.31)		(0.35)		(0.35)		(0.33)

Net asset value, end of period	$12.97		$12.21		$13.11		$11.06		$9.63		$11.42

Total Return[5]
Based on net asset value	6.27%	[6]	(6.13)%		21.52%		18.58%		(12.55)%		7.26%

Ratios to Average Net Assets[7]
Total expenses	0.11%	[8,9]	0.16%	[8]	0.40%	[8]	0.42%	[8]	0.44%	[8]	0.47%

Total expenses after fees waived and/or reimbursed	0.09%	[8,9]	0.11%	[8]	0.35%	[8]	0.34%	[8]	0.35%	[8]	0.46%

Net investment income	3.90%	[8,9]	1.91%	[8]	2.64%	[8]	3.22%	[8]	3.14%	[8]	2.35%

Supplemental Data
Net assets, end of period (000)	$2,758,756		$1,764,794		$71,826		$52,589		$70,169		$112,145

Portfolio turnover rate of the Series	4%		6%		8%		21%		6%		8%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[8]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	13

Financial Highlights (continued)	BlackRock International Index Fund

	Investor A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010

Per Share Operating Performance
Net asset value, beginning of period	$12.12		$13.02		$10.99		$9.57		$11.36		$10.91

Net investment income[1]	0.21		0.41		0.29		0.30		0.31		0.23
Net realized and unrealized gain (loss)	0.53		(1.25)		2.02		1.45		(1.77)[2]		0.52	[2]

Net increase (decrease) from investment operations	0.74		(0.84)		2.31		1.75		(1.46)		0.75

Distributions from net investment income[3]	(0.00)[4]		(0.06)		(0.28)		(0.33)		(0.33)		(0.30)

Net asset value, end of period	$12.86		$12.12		$13.02		$10.99		$9.57		$11.36

Total Return[5]
Based on net asset value	6.15%	[6]	(6.45)%		21.20%		18.33%		(12.84)%		7.02%

Ratios to Average Net Assets[7]
Total expenses	0.46%	[8,9]	0.52%	[8]	0.69%	[8]	0.69%	[8]	0.70%	[8]	0.74%

Total expenses after fees waived and/or reimbursed	0.38%	[8,9]	0.43%	[8]	0.60%	[8]	0.60%	[8]	0.60%	[8]	0.73%

Net investment income	3.32%	[8,9]	3.13%	[8]	2.41%	[8]	2.90%	[8]	2.84%	[8]	2.16%

Supplemental Data
Net assets, end of period (000)	$292,717		$332,475		$308,624		$223,754		$168,266		$163,033

Portfolio turnover rate of the Series	4%		6%		8%		21%		6%		8%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[8]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[9]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Financial Highlights (concluded)	BlackRock International Index Fund

	Class K
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,			Period March 31, 2011[1] to December 31, 2011
			2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.21		$13.11	$11.06	$9.63	$11.80

Net investment income[2]	0.25		0.34	0.28	0.22	0.26
Net realized and unrealized gain (loss)	0.51		(1.14)	2.09	1.57	(2.08)

Net increase (decrease) from investment operations	0.76		(0.80)	2.37	1.79	(1.82)

Distributions from net investment income[3]	(0.00)[4]		(0.10)	(0.32)	(0.36)	(0.35)

Net asset value, end of period	$12.97		$12.21	$13.11	$11.06	$9.63

Total Return[5]
Based on net asset value	6.27%	[6]	(6.12)%	21.57%	18.65%	(15.38)%	[6]

Ratios to Average Net Assets[7,8]
Total expenses	0.11%	[9]	0.15%	0.36%	0.33%	0.48%	[9]

Total expenses after fees waived and/or reimbursed	0.08%	[9]	0.11%	0.30%	0.29%	0.30%	[9]

Net investment income	3.93%	[9]	2.65%	2.29%	2.11%	3.27%	[9]

Supplemental Data
Net assets, end of period (000)	$29,431		$16,014	$2,336	$710	$20

Portfolio turnover rate of the Series	4%		6%	8%	21%	6%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[8]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	15

Financial Highlights	BlackRock Small Cap Index Fund

	Institutional
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$16.60		$17.51		$12.99		$11.51		$12.21	$9.70

Net investment income[1]	0.10		0.20		0.22		0.24		0.14	0.08
Net realized and unrealized gain (loss)	0.71		0.56		4.83		1.61		(0.69)[2]	2.51 [2]

Net increase (decrease) from investment operations	0.81		0.76		5.05		1.85		(0.55)	2.59

Distributions from:[3]
Net investment income	—		(0.26)		(0.19)		(0.37)		(0.15)	(0.08)
Net realized gain	—		(1.41)		(0.34)		—		—	—

Total distributions	—		(1.67)		(0.53)		(0.37)		(0.15)	(0.08)

Net asset value, end of period	$17.41		$16.60		$17.51		$12.99		$11.51	$12.21

Total Return[4]
Based on net asset value	4.88%	[5]	4.81%		39.14%		16.10%		(4.49)%	26.77%

Ratios to Average Net Assets[6]
Total expenses	0.25%	[7,8,9]	0.35%	[7]	0.51%	[7]	0.60%	[7]	0.61% [7]	0.57%

Total expenses after fees waived and/or reimbursed	0.17%	[7,8,9]	0.23%	[7]	0.29%	[7]	0.28%	[7]	0.30% [7]	0.52%

Net investment income	1.16%	[7,8,9]	1.17%	[7]	1.45%	[7]	1.88%	[7]	1.14% [7]	0.80%

Supplemental Data
Net assets, end of period (000)	$100,767		$46,988		$60,707		$44,328		$49,829	$71,443

Portfolio turnover rate of the Series	17%		21%		22%		68%		31%	42%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees which are less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

16	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Financial Highlights (continued)	BlackRock Small Cap Index Fund

	Investor A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$16.61		$17.52		$13.01		$11.51		$12.21	$9.71

Net investment income[1]	0.07		0.16		0.19		0.21		0.11	0.06
Net realized and unrealized gain (loss)	0.72		0.56		4.82		1.62		(0.70)	2.50 [2]

Net increase (decrease) from investment operations	0.79		0.72		5.01		1.83		(0.59)	2.56

Distributions from:[3]
Net investment income	—		(0.22)		(0.16)		(0.33)		(0.11)	(0.06)
Net realized gain	—		(1.41)		(0.34)		—		—	—

Total distributions	—		(1.63)		(0.50)		(0.33)		(0.11)	(0.06)

Net asset value, end of period	$17.40		$16.61		$17.52		$13.01		$11.51	$12.21

Total Return[4]
Based on net asset value	4.76%	[5]	4.54%		38.72%		15.96%		(4.76)%	26.35%

Ratios to Average Net Assets[6]
Total expenses	0.53%	[7,8,9]	0.63%	[7]	0.77%	[7]	0.88%	[7]	0.88% [7]	0.80%

Total expenses after fees waived and/or reimbursed	0.44%	[7,8,9]	0.48%	[7]	0.55%	[7]	0.55%	[7]	0.55% [7]	0.78%

Net investment income	0.87%	[7,8,9]	0.95%	[7]	1.20%	[7]	1.64%	[7]	0.88% [7]	0.53%

Supplemental Data
Net assets, end of period (000)	$97,316		$83,859		$83,118		$49,303		$45,263	$47,252

Portfolio turnover rate of the Series	17%		21%		22%		68%		31%	42%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees which are less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	17

Financial Highlights (concluded)	BlackRock Small Cap Index Fund

	Class K
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,			Period March 31, 2011[1] to December 31, 2011
			2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.62		$17.53	$13.01	$11.51	$13.17

Net investment income[2]	0.10		0.23	0.25	0.25	0.11
Net realized and unrealized gain (loss)	0.72		0.54	4.81	1.62	(1.62)

Net increase (decrease) from investment operations	0.82		0.77	5.06	1.87	(1.51)

Distributions from:[3]
Net investment income	—		(0.27)	(0.20)	(0.37)	(0.15)
Net realized gain	—		(1.41)	(0.34)	—	—

Total distributions	—		(1.68)	(0.54)	(0.37)	(0.15)

Net asset value, end of period	$17.44		$16.62	$17.53	$13.01	$11.51

Total Return[4]
Based on net asset value	4.93%	[5]	4.87%	39.14%	16.30%	(11.42)%	[5]

Ratios to Average Net Assets[6,7]
Total expenses	0.23%	[8,9]	0.32%	0.49%	0.68%	0.68%	[8]

Total expenses after fees waived and/or reimbursed	0.15%	[8,9]	0.18%	0.25%	0.25%	0.25%	[8]

Net investment income	1.20%	[8,9]	1.35%	1.57%	1.99%	1.28%	[8]

Supplemental Data
Net assets, end of period (000)	$5,291		$2,617	$1,196	$40	$22

Portfolio turnover rate of the Series	17%		21%	22%	68%	31%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[8]	Annualized.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

18	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Notes to Financial Statements (Unaudited)	BlackRock Index Funds, Inc.

1. Organization:

BlackRock International Index Fund and BlackRock Small Cap Index Fund are each a series of BlackRock Index Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open end management investment company. The Corporation is organized as a Maryland corporation. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock International Index Fund	International Index	Diversified
BlackRock Small Cap Index Fund	Small Cap Index	Diversified

The Funds seek to achieve their investment objectives by investing all of their assets in Master International Index Series (“Master International Index”) and Master Small Cap Index Series (“Master Small Cap Index”), respectively (collectively, the “Series” or individually, a “Series”), of Quantitative Master Series LLC (the “Master LLC”), an affiliate of the Funds, each of which has the same investment objective and strategies as the corresponding Fund. The value of each Fund’s investment in the respective Series reflects each Fund’s proportionate interest in the net assets of the respective Series. The performance of each Fund is directly affected by the performance of the respective Series. At June 30, 2015, the percentages of Master International Index and Master Small Cap Index owned by International Index and Small Cap Index were 83.68%% and 20.25%, respectively. The financial statements of the Series, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The Funds offer multiple classes of shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold without a front-end sales charge, and may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors of each Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Each Fund’s policy is to fair value its financial instruments at market value. The Funds record their investment in the Series at fair value based on each Fund’s proportionate interest in the net assets of the respective Series. Valuation of securities held by the Series is discussed in Note 2 of the Series’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted on a trade date basis. The Funds record daily their proportionate share of the Series income, expenses and realized and unrealized gains and losses. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock Inc. (“BlackRock”) for 1940 Act purposes.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	19

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

The Corporation, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, International Index and Small Cap Index pay the Administrator a monthly fee at an annual rate of 0.01% and 0.04%, respectively, of the average daily value of the Funds’ net assets. The Funds do not pay an investment advisory fee or investment management fee. Prior to April 30, 2015, the Funds paid the Administrator a monthly fee at an annual rate of 0.03% and 0.08%, respectively, of the average daily value of the Funds’ net assets.

The Administrator contractually agreed to waive and/or reimburse fees or expenses. In order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:

	International Index	Small Cap Index
Institutional	0.12%	0.17%
Investor A	0.37%	0.42%
Class K	0.07%	0.12%

Prior to April 30, 2015, the expense limitations as a percentage of average daily net assets were as follows:

	International Index	Small Cap Index
Institutional	0.14%	0.21%
Investor A	0.39%	0.46%
Class K	0.09%	0.16%

The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2016 unless approved by the Corporation’s Board, including a majority of the Independent Directors. These amounts are shown as administration fees waived and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations.

For the six months ended June 30, 2015, the amounts shown as transfer agent fees waived and/or reimbursed — class specific were as follows:

	International Index	Small Cap Index
Institutional	—	$44
Investor A	$83,286	$4,570
Class K	$327	$239

The Corporation, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees with respect to Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to Investor A shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2015, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	International Index	Small Cap Index
Investor A	$3	$25

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended June 30, 2015, each Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	International Index	Small Cap Index
Institutional	$428	$188
Investor A	$2,388	$1,197
Class K	$12	—

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for compensation paid to the Corporation’s Chief Compliance Officer, which is included in officer and directors in the Statements of Operations.

20	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

4. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended December 31, 2014. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ as of June 30, 2015, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of December 31, 2014, International Index had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires December 31,	International Index
2016	$4,270,741
2017	6,596,186
No expiration date[1]	32,111,624

Total	$42,978,551

[1]	Must be utilized prior to losses subject to expiration.

5. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
International Index	Shares	Amount	Shares	Amount
Institutional
Shares sold	88,739,063	$1,177,199,409	144,662,721	$1,845,029,543
Shares issued to shareholders in reinvestment of distributions	54,780	666,668	1,030,829	12,541,117
Shares redeemed	(20,610,649)	(269,315,307)	(6,610,394)	(84,894,321)

Net increase	68,183,194	$908,550,770	139,083,156	$1,772,676,339

Investor A
Shares sold	4,638,766	$59,469,146	11,606,455	$151,854,021
Shares issued to shareholders in reinvestment of distributions	10,428	125,968	132,973	1,629,568
Shares redeemed	(9,311,469)	(120,852,532)	(8,019,713)	(105,018,790)

Net increase (decrease)	(4,662,275)	$(61,257,418)	3,719,715	$48,464,799

Class K
Shares sold	1,264,426	$16,126,165	1,344,085	$17,426,754
Shares issued to shareholders in reinvestment of distributions	497	6,054	9,743	119,038
Shares redeemed	(307,677)	(3,958,022)	(220,728)	(2,825,407)

Net increase	957,246	$12,174,197	1,133,100	$14,720,385

Total Net Increase	64,478,165	$859,467,549	143,935,971	$1,835,861,523

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
Small Cap Index	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,250,100	$72,817,155	1,065,529	$18,355,091
Shares issued to shareholders in reinvestment of distributions	—	—	272,582	4,364,658
Shares redeemed	(1,292,583)	(22,305,841)	(1,975,628)	(33,823,911)

Net increase (decrease)	2,957,517	$50,511,314	(637,517)	$(11,104,162)

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	21

Notes to Financial Statements (concluded)	BlackRock Index Funds, Inc.

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
Small Cap Index (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold and automatic conversion of shares	1,342,117	$22,526,175	1,065,381	$18,374,630
Shares issued to shareholders in reinvestment of distributions	—	—	451,129	7,219,938
Shares redeemed	(796,946)	(13,618,571)	(1,213,790)	(21,038,490)

Net increase	545,171	$8,907,604	302,720	$4,556,078

Class K
Shares sold	179,972	$3,042,023	125,184	$2,169,394
Shares issued to shareholders in reinvestment of distributions	—	—	15,634	249,688
Shares redeemed	(33,905)	(571,278)	(51,667)	(874,616)

Net increase	146,067	$2,470,745	89,151	$1,544,466

Total Net Increase (Decrease)	3,648,755	$61,889,663	(245,646)	$(5,003,618)

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Series Portfolio Information as of June 30, 2015	Quantitative Master Series LLC

Master International Index Series

Master Small Cap Index Series

Ten Largest Holdings	Percent of Long-Term Investments

Nestlé SA, Registered Shares	2%
Novartis AG, Registered Shares	2
Roche Holding AG	2
Toyota Motor Corp.	1
HSBC Holdings PLC	1
BP PLC	1
Sanofi	1
Bayer AG, Registered Shares	1
Royal Dutch Shell PLC, Class A	1
Commonwealth Bank of Australia	1

Geographic Allocation	Percent of Long-Term Investments

Japan	23%
United Kingdom	18
France	10
Switzerland	10
Germany	9
Australia	7
Netherlands	4
Spain	3
Hong Kong	3
Sweden	3
Italy	2
Denmark	2
Other[1]	6

[1]	Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Schedule of Investments for such countries.

Ten Largest Holdings	Percent of Long-Term Investments

Team Health Holdings, Inc.	0.2%
Manhattan Associates, Inc.	0.2
Cepheid, Inc.	0.2
Tyler Technologies, Inc.	0.2
MAXIMUS, Inc.	0.2
Investors Bancorp, Inc.	0.2
HealthSouth Corp.	0.2
West Pharmaceutical Services, Inc.	0.2
Neurocrine Biosciences, Inc.	0.2
Prosperity Bancshares, Inc.	0.2

Sector Allocation	Percent of Long-Term Investments

Financial	24%
Information Technology	17
Health Care	16
Consumer Discretionary	15
Industrials	13
Materials	4
Energy	4
Utilities	3
Consumer Staples	3
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	23

Schedule of Investments June 30, 2015 (Unaudited)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 6.7%
AGL Energy Ltd.	187,477	$2,245,768
Alumina Ltd.	849,453	999,891
Amcor Ltd.	350,674	3,705,745
AMP Ltd.	800,702	3,715,505
APA Group	304,683	1,935,210
Aristocrat Leisure Ltd.	144,821	853,993
Asciano Ltd.	273,320	1,400,562
ASX Ltd.	52,552	1,616,204
Aurizon Holdings Ltd.	592,941	2,342,301
AusNet Services	449,402	483,432
Australia & New Zealand Banking Group Ltd.	772,641	19,174,754
Bank of Queensland Ltd.	120,072	1,181,443
Bendigo & Adelaide Bank Ltd.	143,888	1,360,557
BGP Holdings PLC (a)	783,183	9
BHP Billiton Ltd.	878,671	17,923,854
Boral Ltd.	228,900	1,031,163
Brambles Ltd.	421,993	3,442,499
Caltex Australia Ltd.	73,627	1,807,404
CIMIC Group, Ltd.	23,200	388,651
Coca-Cola Amatil Ltd.	184,314	1,300,139
Cochlear Ltd.	16,471	1,017,882
Commonwealth Bank of Australia	451,442	29,604,170
Computershare Ltd.	119,489	1,076,173
Crown Resorts Ltd.	98,617	926,604
CSL Ltd.	130,178	8,678,495
Dexus Property Group	297,376	1,673,336
Federation Centres Ltd.	848,556	1,909,343
Flight Centre Travel Group Ltd.	16,412	431,354
Fortescue Metals Group Ltd. (b)	431,377	635,312
Goodman Group	475,031	2,294,248
GPT Group	489,158	1,612,588
Harvey Norman Holdings Ltd.	162,714	565,011
Healthscope Ltd.	321,481	673,168
Iluka Resources Ltd.	126,019	745,239
Incitec Pivot Ltd.	473,370	1,403,419
Insurance Australia Group Ltd.	652,219	2,804,133
Lend Lease Group	148,842	1,720,948
Macquarie Group Ltd.	81,772	5,123,457
Medibank Pvt, Ltd. (a)	766,647	1,187,928
Mirvac Group	1,147,530	1,634,863
National Australia Bank Ltd.	730,618	18,765,242
Newcrest Mining Ltd. (a)	213,655	2,151,322
Orica Ltd.	98,184	1,611,677
Origin Energy Ltd.	296,792	2,739,178
Platinum Asset Management Ltd.	75,974	437,840
Qantas Airways Ltd.	176,948	429,981
QBE Insurance Group Ltd.	367,953	3,874,581
Ramsay Health Care Ltd.	39,359	1,864,353
REA Group Ltd.	14,420	434,954
Rio Tinto Ltd.	124,963	5,169,311
Santos Ltd.	301,300	1,819,153
Scentre Group	1,425,761	4,118,606
Seek Ltd.	82,747	896,706
Sonic Healthcare Ltd.	99,676	1,641,332
South32, Ltd.	1,427,620	1,971,650
Stockland	657,046	2,074,768
Suncorp Group Ltd.	349,570	3,616,674
Sydney Airport	299,518	1,149,305
Tabcorp Holdings Ltd.	235,938	827,020
Common Stocks	Shares	Value
Australia (concluded)
Tatts Group Ltd.	383,922	1,100,802
Telstra Corp. Ltd.	1,184,804	5,607,141
TPG Telecom Ltd.	63,778	440,528
Transurban Group	529,183	3,794,033
Treasury Wine Estates Ltd.	187,715	720,885
Wesfarmers Ltd.	307,202	9,238,526
Westfield Corp.	530,568	3,726,567
Westpac Banking Corp.	870,646	21,541,532
Woodside Petroleum Ltd.	211,960	5,592,916
Woolworths Ltd.	346,104	7,191,783
WorleyParsons Ltd.	58,158	466,937

		247,642,058
Austria — 0.2%
Andritz AG	20,805	1,152,098
Erste Group Bank AG (a)	83,596	2,381,769
OMV AG	38,454	1,058,627
Raiffeisen Bank International AG	44,493	647,427
Strabag SE	30,711	1
Voestalpine AG	28,418	1,184,387

		6,424,309
Belgium — 1.3%
Ageas	58,773	2,267,656
Anheuser-Busch InBev NV	219,659	26,433,838
Belgacom SA	47,252	1,672,102
Colruyt SA	20,019	898,012
Delhaize Group	28,029	2,279,802
Groupe Bruxelles Lambert SA	22,956	1,851,096
KBC Groep NV (a)	69,680	4,671,216
Solvay SA	16,199	2,231,660
Telenet Group Holding NV (a)	15,436	839,833
UCB SA	37,518	2,697,739
Umicore SA	27,318	1,297,237

		47,140,191
Denmark — 1.6%
A.P. Moeller — Maersk A/S, Class A	1,008	1,767,835
A.P. Moeller — Maersk A/S, Class B	2,015	3,643,202
Carlsberg A/S, Class B	30,039	2,721,703
Coloplast A/S, Class B	30,257	1,984,350
Danske Bank A/S	194,227	5,709,688
DSV A/S	46,960	1,520,608
ISS A/S (a)	41,481	1,366,196
Novo Nordisk A/S, Class B	520,529	28,563,958
Novozymes A/S, Class B	66,360	3,152,806
Pandora A/S	31,102	3,337,375
TDC A/S	225,902	1,655,940
Tryg A/S	34,120	711,401
Vestas Wind Systems A/S	60,488	3,014,934
William Demant Holding A/S (a)	7,188	548,346

		59,698,342
Finland — 0.8%
Elisa OYJ	40,139	1,271,725
Fortum OYJ	125,915	2,236,873
Kone OYJ, Class B	85,130	3,455,428
Metso OYJ	32,769	900,624
Neste Oil OYJ	37,195	948,846

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)
CVR	Contingent Value Rights
FTSE	Financial Times Stock Exchange
REIT	Real Estate Investment Trust
USD	U.S. Dollar

See Notes to Financial Statements.

24	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Finland (concluded)
Nokia OYJ	1,043,539	$7,113,761
Nokian Renkaat OYJ	33,098	1,036,973
Orion OYJ, Class B	28,540	999,709
Sampo OYJ, Class A	127,571	6,012,030
Stora Enso OYJ, Class R	152,508	1,571,631
UPM-Kymmene OYJ	148,967	2,636,105
Wartsila OYJ	40,461	1,895,881

		30,079,586
France — 9.5%
Accor SA	58,011	2,935,942
Aeroports de Paris	7,309	825,630
Air Liquide SA	96,867	12,291,501
Airbus Group NV	161,455	10,516,742
Alcatel-Lucent (a)	826,816	3,015,588
Alstom SA	57,744	1,640,175
ArcelorMittal	277,874	2,698,602
Arkema	20,662	1,493,605
AtoS	23,662	1,768,102
AXA SA	531,107	13,464,537
BNP Paribas SA	288,881	17,530,085
Bollore SA	272,969	1,460,226
Bouygues SA	55,276	2,066,575
Bureau Veritas SA	73,521	1,694,803
Cap Gemini SA	42,725	3,790,411
Carrefour SA	158,099	5,080,273
Casino Guichard-Perrachon SA	15,584	1,182,863
Christian Dior SA	14,325	2,804,389
Cie Generale des Etablissements Michelin	51,115	5,378,512
CNP Assurances	44,564	745,856
Compagnie de Saint-Gobain	130,303	5,882,057
Credit Agricole SA	285,990	4,269,815
Danone SA	157,865	10,225,608
Dassault Systemes SA	34,428	2,499,272
Edenred	54,814	1,354,385
EDF	74,847	1,674,223
Essilor International SA	56,076	6,717,928
Eurazeo	11,658	774,329
Eutelsat Communications SA	47,382	1,530,590
Fonciere Des Regions	7,047	599,556
GDF Suez	413,787	7,704,029
Gecina SA	9,068	1,117,600
Groupe Eurotunnel SA, Registered Shares	128,891	1,868,817
Hermes International	7,012	2,618,136
ICADE	9,872	706,130
Iliad SA	7,306	1,619,651
Imerys SA	8,311	637,562
JCDecaux SA	21,415	895,539
Kering	20,515	3,667,816
Klepierre	46,200	2,036,931
L’Oreal SA	70,878	12,681,553
Lafarge SA	50,799	3,358,681
Lagardere SCA	32,521	951,591
Legrand SA	71,280	4,011,773
LVMH Moet Hennessy Louis Vuitton SA	76,138	13,385,839
Natixis	255,735	1,845,726
Numericable-SFR	26,086	1,382,702
Orange SA	505,945	7,819,049
Pernod Ricard SA	57,891	6,692,337
Peugeot SA	118,735	2,448,532
Publicis Groupe SA	50,742	3,761,145
Remy Cointreau SA	5,536	399,953
Renault SA	52,873	5,543,594
Rexel SA	81,619	1,317,055
Safran SA	80,161	5,447,691
Sanofi	330,392	32,685,630
Schneider Electric SE	151,281	10,474,544
Common Stocks	Shares	Value
France (concluded)
SCOR SE	42,527	1,503,816
SES SA	89,612	3,012,573
Societe BIC SA	8,051	1,283,519
Societe Generale SA	197,811	9,282,037
Sodexo	25,173	2,396,412
Suez Environnement Co.	81,913	1,529,233
Technip SA	27,674	1,715,072
Thales SA	28,042	1,694,324
Total SA	595,918	29,230,340
Unibail-Rodamco SE	26,704	6,773,034
Valeo SA	21,843	3,455,190
Vallourec SA	26,693	545,328
Veolia Environnement SA	126,845	2,597,086
Vinci SA	129,016	7,487,793
Vivendi SA (a)	326,038	8,267,207
Wendel SA	8,940	1,098,541
Zodiac Aerospace	56,038	1,825,368

		348,688,659
Germany — 8.7%
adidas AG	58,135	4,448,159
Allianz SE, Registered Shares	124,732	19,452,080
Axel Springer AG	12,585	660,960
BASF SE	251,078	22,093,085
Bayer AG, Registered Shares	225,929	31,639,108
Bayerische Motoren Werke AG	90,975	9,963,071
Bayerische Motoren Werke AG, Preference Shares	17,170	1,453,835
Beiersdorf AG	27,426	2,298,031
Brenntag AG	45,855	2,631,223
Commerzbank AG	296,688	3,792,742
Continental AG	31,216	7,391,241
Daimler AG, Registered Shares	268,390	24,449,147
Deutsche Annington Immobilien SE	123,349	3,480,658
Deutsche Bank AG, Registered Shares	378,392	11,376,991
Deutsche Boerse AG	59,186	4,902,233
Deutsche Lufthansa AG, Registered Shares (a)	66,433	857,120
Deutsche Post AG, Registered Shares	265,277	7,751,202
Deutsche Telekom AG, Registered Shares	868,378	14,971,088
Deutsche Wohnen AG, Bearer Shares	81,704	1,873,138
E.ON SE	550,696	7,343,231
Evonik Industries AG	24,664	941,752
Fraport AG Frankfurt Airport Services Worldwide	9,794	615,183
Fresenius Medical Care AG & Co. KGaA	60,290	4,991,181
Fresenius SE & Co. KGaA	104,317	6,697,815
Fuchs Petrolub SE, Preference Shares	19,203	811,956
GEA Group AG	54,586	2,435,242
Hannover Rueck SE	15,900	1,538,907
HeidelbergCement AG	37,790	2,995,115
Henkel AG & Co. KGaA	28,956	2,761,124
Henkel AG & Co. KGaA, Preference Shares	48,255	5,414,983
Hugo Boss AG	18,081	2,021,385
Infineon Technologies AG	326,240	4,048,505
K+S AG, Registered Shares	53,068	2,237,761
Kabel Deutschland Holding AG (a)	7,482	1,001,205
Lanxess AG	26,135	1,542,019
Linde AG	52,343	9,919,696
MAN SE	11,536	1,188,503
Merck KGaA	34,779	3,467,125
Metro AG	45,697	1,443,300
Muenchener Rueckversicherungs AG, Registered Shares	47,267	8,380,166
Osram Licht AG	28,431	1,360,159
Porsche Automobil Holding SE, Preference Shares	41,372	3,488,342
ProSiebenSat.1 Media AG, Registered Shares	59,231	2,925,662
RWE AG	134,371	2,890,101
SAP AG	268,590	18,821,788
Siemens AG, Registered Shares	221,155	22,374,554

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	25

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
Symrise AG	33,201	$2,061,951
Telefonica Deutschland Holding AG (a)	150,330	866,015
ThyssenKrupp AG	105,339	2,740,333
TUI AG	136,027	2,200,953
United Internet AG, Registered Shares	32,539	1,446,197
Volkswagen AG	10,576	2,448,835
Volkswagen AG, Preference Shares	45,901	10,652,641

		321,558,797
Hong Kong — 3.2%
AIA Group Ltd.	3,360,800	21,975,122
ASM Pacific Technology Ltd.	85,004	841,227
Bank of East Asia Ltd.	314,532	1,374,125
BOC Hong Kong Holdings Ltd.	1,068,400	4,446,734
Cathay Pacific Airways Ltd.	327,263	804,055
Cheung Kong Infrastructure Holdings Ltd.	197,500	1,533,074
Cheung Kong Property Holdings, Ltd.	737,439	6,117,141
CK Hutchison Holdings Ltd.	737,439	10,841,810
CLP Holdings Ltd.	556,187	4,727,062
First Pacific Co. Ltd.	663,250	559,585
Galaxy Entertainment Group Ltd.	633,000	2,518,685
Hang Lung Properties Ltd.	607,000	1,803,956
Hang Seng Bank Ltd.	210,053	4,102,535
Henderson Land Development Co. Ltd.	315,220	2,154,824
HKT Trust & HKT Ltd.	755,560	888,946
Hong Kong & China Gas Co. Ltd.	2,009,511	4,210,638
Hong Kong Exchanges & Clearing Ltd.	302,727	10,666,446
Hysan Development Co. Ltd.	154,791	670,319
Kerry Properties Ltd.	168,500	660,488
Li & Fung Ltd.	1,661,980	1,317,571
The Link REIT	623,914	3,651,102
MGM China Holdings Ltd.	313,600	512,067
MTR Corp.	402,500	1,872,661
New World Development Co. Ltd.	1,448,968	1,893,290
NWS Holdings Ltd.	375,824	543,271
PCCW Ltd.	1,417,000	845,180
Power Assets Holdings Ltd.	403,000	3,674,312
Sands China Ltd.	675,000	2,268,539
Shangri-La Asia Ltd.	339,905	473,911
Sino Land Co. Ltd.	841,263	1,404,166
SJM Holdings Ltd.	610,000	659,564
Sun Hung Kai Properties Ltd.	474,324	7,675,880
Swire Pacific Ltd., Class A	170,077	2,135,652
Swire Properties Ltd.	303,800	968,966
Techtronic Industries Co.	386,000	1,262,075
WH Group Ltd. (a)(c)	1,635,500	1,113,138
Wharf Holdings Ltd.	413,357	2,746,982
Wheelock & Co. Ltd.	241,000	1,229,742
Wynn Macau Ltd.	440,000	733,156
Yue Yuen Industrial Holdings Ltd.	182,785	611,399

		118,489,396
Ireland — 0.9%
Bank of Ireland (a)	7,606,420	3,079,051
CRH PLC	219,312	6,183,048
Experian PLC	283,808	5,162,009
James Hardie Industries SE	126,500	1,683,740
Kerry Group PLC, Class A	41,276	3,061,885
Ryanair Holdings PLC	10,891	144,022
Shire PLC	165,540	13,301,064

		32,614,819
Israel — 0.6%
Azrieli Group	8,578	342,368
Bank Hapoalim BM	294,700	1,586,061
Bank Leumi Le-Israel BM (a)	387,888	1,639,021
Bezeq The Israeli Telecommunication Corp. Ltd.	559,653	953,074
Common Stocks	Shares	Value
Israel (concluded)
Delek Group Ltd.	1,219	359,407
Israel Chemicals Ltd.	138,102	964,565
The Israel Corp. Ltd.	1,111	392,122
Mizrahi Tefahot Bank Ltd. (a)	35,985	445,968
NICE Systems Ltd.	14,847	942,960
Teva Pharmaceutical Industries Ltd.	234,998	13,906,698

		21,532,244
Italy — 2.2%
Assicurazioni Generali SpA	328,275	5,916,753
Atlantia SpA	114,332	2,824,899
Banca Monte dei Paschi di Siena SpA (a)	683,804	1,332,409
Banco Popolare SC (a)	72,344	1,191,186
Enel Green Power SpA	509,317	995,615
Enel SpA	1,991,527	9,026,183
Eni SpA	704,041	12,504,901
Exor SpA	29,849	1,425,883
Finmeccanica SpA (a)	113,326	1,425,538
Intesa Sanpaolo SpA	3,727,080	13,396,925
Luxottica Group SpA	47,734	3,175,164
Mediobanca SpA	156,133	1,530,829
Pirelli & C SpA	78,836	1,330,526
Prysmian SpA	52,578	1,136,544
Saipem SpA (a)	76,040	803,521
Snam SpA	630,990	3,002,894
Telecom Italia SpA	2,833,610	3,600,981
Telecom Italia SpA, Non-Convertible Savings Shares	1,844,048	1,880,490
Tenaris SA	127,199	1,715,693
Terna — Rete Elettrica Nazionale SpA	470,887	2,082,141
UniCredit SpA	1,179,525	7,927,435
Unione di Banche Italiane SCpA	236,831	1,900,371
UnipolSai SpA	211,988	525,171

		80,652,052
Japan — 22.4%
ABC-Mart, Inc.	7,400	452,898
Acom Co. Ltd. (a)	116,300	445,823
Advantest Corp.	44,400	461,652
Aeon Co. Ltd.	194,800	2,764,229
AEON Financial Service Co. Ltd.	32,700	907,246
Aeon Mall Co. Ltd.	31,250	585,180
Air Water, Inc.	36,000	658,163
Aisin Seiki Co. Ltd.	51,100	2,172,733
Ajinomoto Co., Inc.	156,000	3,373,541
Alfresa Holdings Corp.	48,100	748,491
Amada Co. Ltd.	100,700	1,062,899
ANA Holdings, Inc.	299,000	810,687
Aozora Bank Ltd.	329,000	1,241,321
Asahi Glass Co. Ltd.	273,100	1,639,566
Asahi Group Holdings Ltd.	104,600	3,321,904
Asahi Kasei Corp.	349,000	2,862,701
Asics Corp.	45,200	1,167,660
Astellas Pharma, Inc.	589,500	8,397,922
The Bank of Kyoto Ltd.	96,000	1,104,301
The Bank of Yokohama Ltd.	315,000	1,929,051
Benesse Holdings, Inc.	15,300	383,562
Bridgestone Corp.	179,100	6,619,998
Brother Industries Ltd.	58,100	821,914
Calbee, Inc.	24,700	1,040,562
Canon, Inc.	298,600	9,686,100
Casio Computer Co. Ltd. (b)	54,600	1,076,969
Central Japan Railway Co.	38,800	7,001,636
The Chiba Bank Ltd.	199,000	1,515,344
Chiyoda Corp.	48,000	424,843
Chubu Electric Power Co., Inc.	181,800	2,709,574
Chugai Pharmaceutical Co. Ltd.	62,000	2,138,587

See Notes to Financial Statements.

26	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
The Chugoku Bank Ltd.	56,600	$892,119
The Chugoku Electric Power Co., Inc.	85,100	1,241,392
Citizen Holdings Co. Ltd.	73,200	510,698
COLOPL, Inc. (b)	13,400	270,767
Credit Saison Co. Ltd.	38,500	824,311
Dai Nippon Printing Co. Ltd.	144,000	1,485,915
The Dai-ichi Life Insurance Co. Ltd.	298,800	5,867,691
Daicel Corp.	82,400	1,057,372
Daihatsu Motor Co. Ltd.	44,100	627,683
Daiichi Sankyo Co. Ltd.	172,700	3,191,592
Daikin Industries Ltd.	63,500	4,564,912
Daito Trust Construction Co. Ltd.	20,000	2,069,905
Daiwa House Industry Co. Ltd.	161,800	3,769,608
Daiwa Securities Group, Inc.	458,000	3,426,163
Denso Corp.	133,900	6,661,939
Dentsu, Inc.	60,213	3,114,972
Don Quijote Co. Ltd.	31,600	1,344,547
East Japan Railway Co.	92,049	8,275,133
Eisai Co. Ltd.	68,000	4,559,033
Electric Power Development Co. Ltd.	39,700	1,402,438
FamilyMart Co. Ltd.	20,400	938,096
FANUC Corp.	55,700	11,397,088
Fast Retailing Co. Ltd.	14,400	6,529,983
Fuji Electric Co. Ltd.	132,800	571,166
Fuji Heavy Industries Ltd.	158,200	5,817,138
FUJIFILM Holdings Corp.	125,400	4,475,278
Fujitsu Ltd.	513,000	2,866,308
Fukuoka Financial Group, Inc.	209,000	1,083,269
GungHo Online Entertainment, Inc.	158,200	615,647
The Gunma Bank Ltd.	95,000	700,944
The Hachijuni Bank Ltd.	114,000	859,564
Hakuhodo DY Holdings, Inc.	67,000	716,526
Hamamatsu Photonics KK	41,000	1,208,971
Hankyu Hanshin Holdings, Inc.	288,000	1,700,054
Hikari Tsushin, Inc.	5,000	336,990
Hino Motors Ltd.	64,600	798,601
Hirose Electric Co. Ltd.	7,400	1,060,262
The Hiroshima Bank Ltd.	142,000	847,916
Hisamitsu Pharmaceutical Co., Inc.	16,000	621,126
Hitachi Chemical Co. Ltd.	29,800	536,728
Hitachi Construction Machinery Co. Ltd.	31,200	546,171
Hitachi High-Technologies Corp.	15,400	432,921
Hitachi Ltd.	1,328,000	8,748,260
Hitachi Metals Ltd.	62,000	953,154
Hokuhoku Financial Group, Inc.	358,000	844,609
Hokuriku Electric Power Co.	44,100	656,901
Honda Motor Co. Ltd.	445,700	14,404,949
Hoya Corp.	115,400	4,621,737
Hulic Co. Ltd.	82,400	730,241
Ibiden Co. Ltd.	28,300	478,593
Idemitsu Kosan Co. Ltd.	22,100	433,556
IHI Corp.	424,000	1,974,217
Iida Group Holdings Co. Ltd.	43,000	683,585
Inpex Corp.	262,600	2,980,759
Isetan Mitsukoshi Holdings Ltd.	94,305	1,684,824
Isuzu Motors Ltd.	162,000	2,125,368
ITOCHU Corp.	450,700	5,952,490
Itochu Techno-Solutions Corp.	17,200	428,343
The Iyo Bank Ltd.	65,500	804,140
J. Front Retailing Co. Ltd.	66,400	1,249,733
Japan Airlines Co. Ltd.	34,580	1,205,092
Japan Airport Terminal Co. Ltd.	11,600	631,336
Japan Display, Inc. (a)	96,900	365,758
Japan Exchange Group, Inc.	76,600	2,483,302
Japan Prime Realty Investment Corp.	287	891,094
Japan Real Estate Investment Corp.	324	1,470,401
Japan Retail Fund Investment Corp.	676	1,351,789
Common Stocks	Shares	Value
Japan (continued)
Japan Tobacco, Inc.	309,500	11,002,500
JFE Holdings, Inc.	131,300	2,909,068
JGC Corp.	58,000	1,094,875
The Joyo Bank Ltd.	183,000	1,024,694
JSR Corp.	47,900	845,593
JTEKT Corp.	58,700	1,110,042
JX Holdings, Inc.	608,360	2,622,852
Kajima Corp.	208,800	980,687
Kakaku.com, Inc.	52,700	762,498
Kamigumi Co. Ltd.	62,000	581,985
Kaneka Corp.	78,000	569,629
The Kansai Electric Power Co., Inc.	211,500	2,341,417
Kansai Paint Co. Ltd.	75,000	1,161,990
Kao Corp.	139,200	6,473,768
Kawasaki Heavy Industries Ltd.	396,000	1,845,832
KDDI Corp.	479,100	11,561,617
Keihan Electric Railway Co. Ltd.	142,000	826,917
Keikyu Corp.	118,000	890,118
Keio Corp.	144,000	1,030,009
Keisei Electric Railway Co. Ltd.	76,000	903,595
Keyence Corp.	12,392	6,678,996
Kikkoman Corp.	47,000	1,467,510
Kintetsu Corp.	501,000	1,706,098
Kirin Holdings Co. Ltd.	240,900	3,318,195
Kobe Steel Ltd.	861,000	1,448,556
Koito Manufacturing Co. Ltd.	29,000	1,129,178
Komatsu Ltd.	251,600	5,047,927
Konami Corp.	28,900	537,193
Konica Minolta, Inc.	120,600	1,405,612
Kubota Corp.	304,000	4,820,336
Kuraray Co. Ltd.	97,300	1,188,554
Kurita Water Industries Ltd.	37,600	875,850
Kyocera Corp.	87,300	4,538,940
Kyowa Hakko Kirin Co. Ltd.	65,000	849,411
Kyushu Electric Power Co., Inc.	121,400	1,407,501
Lawson, Inc.	20,800	1,423,368
LIXIL Group Corp.	66,500	1,319,070
M3, Inc.	52,100	1,047,285
Mabuchi Motor Co. Ltd.	12,800	809,631
Makita Corp.	32,700	1,770,992
Marubeni Corp.	489,000	2,806,199
Marui Group Co. Ltd.	58,700	793,069
Maruichi Steel Tube Ltd.	14,000	347,484
Mazda Motor Corp.	146,980	2,876,220
McDonald’s Holdings Co. Japan Ltd. (b)	15,400	325,242
Medipal Holdings Corp.	33,100	539,119
Meiji Holdings Co. Ltd.	18,393	2,373,250
Minebea Co. Ltd.	85,000	1,403,211
Miraca Holdings, Inc.	15,000	749,463
Mitsubishi Chemical Holdings Corp.	367,200	2,308,450
Mitsubishi Corp.	390,300	8,580,354
Mitsubishi Electric Corp.	549,000	7,089,068
Mitsubishi Estate Co. Ltd.	344,000	7,409,101
Mitsubishi Gas Chemical Co., Inc.	96,000	537,528
Mitsubishi Heavy Industries Ltd.	820,200	4,985,956
Mitsubishi Logistics Corp.	35,000	459,359
Mitsubishi Materials Corp.	284,000	1,090,480
Mitsubishi Motors Corp.	163,200	1,387,857
Mitsubishi Tanabe Pharma Corp.	62,800	940,858
Mitsubishi UFJ Financial Group, Inc.	3,490,874	25,114,958
Mitsubishi UFJ Lease & Finance Co. Ltd.	213,700	1,168,608
Mitsui & Co. Ltd.	458,600	6,230,596
Mitsui Chemicals, Inc.	209,000	776,492
Mitsui Fudosan Co. Ltd.	259,000	7,247,570
Mitsui OSK Lines Ltd.	298,000	953,895
Mixi, Inc.	15,200	754,116
Mizuho Financial Group, Inc.	6,381,364	13,807,565

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	27

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
MS&AD Insurance Group Holdings, Inc.	146,170	$4,550,019
Murata Manufacturing Co. Ltd.	55,700	9,720,503
Nabtesco Corp.	29,400	737,461
Nagoya Railroad Co. Ltd.	221,000	826,330
Namco Bandai Holdings, Inc.	43,700	844,483
NEC Corp.	720,000	2,178,827
Nexon Co. Ltd.	40,300	554,830
NGK Insulators Ltd.	74,000	1,904,097
NGK Spark Plug Co. Ltd.	50,200	1,390,247
NH Foods Ltd.	51,000	1,163,038
NHK Spring Co. Ltd.	42,700	470,143
Nidec Corp.	59,100	4,422,914
Nikon Corp.	97,000	1,120,999
Nintendo Co. Ltd.	28,700	4,787,950
Nippon Building Fund, Inc.	356	1,558,041
Nippon Electric Glass Co. Ltd.	101,500	513,284
Nippon Express Co. Ltd.	237,000	1,164,481
Nippon Paint Co. Ltd.	41,300	1,163,858
Nippon Prologis REIT, Inc.	420	772,859
Nippon Steel & Sumitomo Metal	2,083,265	5,401,601
Nippon Telegraph & Telephone Corp.	205,352	7,436,974
Nippon Yusen KK	454,000	1,263,961
Nissan Motor Co. Ltd.	680,700	7,111,237
Nisshin Seifun Group, Inc.	54,540	724,907
Nissin Foods Holdings Co. Ltd.	15,800	692,249
Nitori Holdings Co. Ltd.	19,400	1,581,653
Nitto Denko Corp.	45,710	3,753,813
NOK Corp.	23,500	728,119
Nomura Holdings, Inc.	991,600	6,695,132
Nomura Real Estate Holdings, Inc.	43,200	906,709
Nomura Research Institute Ltd.	30,100	1,177,027
NSK Ltd.	131,600	2,029,168
NTT Data Corp.	36,000	1,572,144
NTT DoCoMo, Inc.	418,200	8,028,831
NTT Urban Development Corp.	39,100	388,374
Obayashi Corp.	183,000	1,334,462
Odakyu Electric Railway Co. Ltd.	166,000	1,548,819
Oji Holdings Corp.	207,000	899,586
Olympus Corp. (a)	71,500	2,468,538
Omron Corp.	55,900	2,428,198
Ono Pharmaceutical Co. Ltd.	22,300	2,433,931
Oracle Corp. Japan	14,800	618,724
Oriental Land Co. Ltd.	54,200	3,457,371
ORIX Corp.	358,700	5,326,505
Osaka Gas Co. Ltd.	522,000	2,060,229
Otsuka Corp.	14,400	672,215
Otsuka Holdings Co. Ltd.	106,700	3,399,803
Panasonic Corp.	606,500	8,306,748
Park24 Co. Ltd.	26,700	457,090
Rakuten, Inc.	215,600	3,480,674
Recruit Holdings Co. Ltd.	40,100	1,222,819
Resona Holdings, Inc.	595,556	3,248,238
Ricoh Co. Ltd.	196,400	2,034,500
Rinnai Corp.	9,000	708,706
Rohm Co. Ltd.	26,700	1,788,875
Sankyo Co. Ltd.	11,200	396,522
Sanrio Co. Ltd. (b)	20,200	548,843
Santen Pharmaceutical Co. Ltd.	116,000	1,641,251
SBI Holdings, Inc.	60,940	837,768
Secom Co. Ltd.	60,900	3,956,401
Sega Sammy Holdings, Inc.	43,932	574,424
Seibu Holdings, Inc.	35,200	815,142
Seiko Epson Corp.	73,100	1,295,363
Sekisui Chemical Co. Ltd.	118,000	1,448,571
Sekisui House Ltd.	165,800	2,633,061
Seven & I Holdings Co. Ltd.	212,900	9,138,863
Seven Bank Ltd.	146,500	678,179
Common Stocks	Shares	Value
Japan (continued)
Sharp Corp. (a)(b)	403,000	489,691
Shikoku Electric Power Co., Inc.	56,100	839,809
Shimadzu Corp.	71,000	963,623
Shimamura Co. Ltd.	6,100	640,434
Shimano, Inc.	21,900	2,988,482
Shimizu Corp.	163,000	1,371,733
Shin-Etsu Chemical Co. Ltd.	111,100	6,889,412
Shinsei Bank Ltd.	448,000	902,838
Shionogi & Co. Ltd.	82,800	3,208,766
Shiseido Co. Ltd.	98,800	2,240,912
The Shizuoka Bank Ltd.	165,000	1,722,388
Showa Shell Sekiyu KK	48,300	422,024
SMC Corp.	15,500	4,664,246
Softbank Corp.	262,900	15,485,594
Sompo Japan Nipponkoa Holdings, Inc.	96,975	3,550,859
Sony Corp. (a)	320,700	9,106,872
Sony Financial Holdings, Inc.	59,200	1,036,520
Stanley Electric Co. Ltd.	34,900	726,856
Sumitomo Chemical Co. Ltd.	416,000	2,499,495
Sumitomo Corp.	327,300	3,809,581
Sumitomo Dainippon Pharma Co. Ltd.	48,400	533,383
Sumitomo Electric Industries Ltd.	209,400	3,240,955
Sumitomo Heavy Industries Ltd.	155,000	902,774
Sumitomo Metal Mining Co. Ltd.	133,000	2,022,793
Sumitomo Mitsui Financial Group, Inc.	348,650	15,521,614
Sumitomo Mitsui Trust Holdings, Inc.	958,820	4,386,217
Sumitomo Realty & Development Co. Ltd.	104,000	3,644,878
Sumitomo Rubber Industries Ltd.	42,300	655,240
Suntory Beverage & Food Ltd.	38,400	1,528,741
Suruga Bank Ltd.	47,300	1,013,220
Suzuken Co. Ltd.	21,700	694,248
Suzuki Motor Corp.	98,700	3,331,071
Sysmex Corp.	39,800	2,370,387
T&D Holdings, Inc.	172,600	2,573,037
Taiheiyo Cement Corp.	301,000	880,239
Taisei Corp.	317,000	1,819,894
Taisho Pharmaceutical Holdings Co. Ltd.	9,500	641,745
Taiyo Nippon Sanso Corp.	40,900	494,961
Takashimaya Co. Ltd.	74,000	670,765
Takeda Pharmaceutical Co. Ltd.	216,500	10,450,163
TDK Corp.	36,300	2,779,580
Teijin Ltd.	254,000	985,636
Terumo Corp.	79,200	1,899,233
THK Co. Ltd.	33,000	712,147
Tobu Railway Co. Ltd.	325,000	1,396,030
Toho Co. Ltd.	29,100	723,576
Toho Gas Co. Ltd.	112,000	663,054
Tohoku Electric Power Co., Inc.	138,700	1,877,927
Tokio Marine Holdings, Inc.	196,200	8,159,777
The Tokyo Electric Power Co., Inc.	398,200	2,169,354
Tokyo Electron Ltd.	47,800	3,038,027
Tokyo Gas Co. Ltd.	636,000	3,376,318
Tokyo Tatemono Co. Ltd.	54,500	756,441
Tokyu Corp.	313,000	2,094,799
Tokyu Fudosan Holdings Corp.	141,500	1,090,555
TonenGeneral Sekiyu KK	70,000	651,138
Toppan Printing Co. Ltd.	148,000	1,237,272
Toray Industries, Inc.	402,700	3,403,897
Toshiba Corp.	1,168,000	4,005,419
Toto Ltd.	89,000	1,604,125
Toyo Seikan Kaisha Ltd.	43,000	689,866
Toyo Suisan Kaisha Ltd.	29,800	1,085,818
Toyoda Gosei Co. Ltd.	17,900	431,466
Toyota Industries Corp.	43,700	2,488,557
Toyota Motor Corp.	747,400	50,013,968
Toyota Tsusho Corp.	58,900	1,580,473
Trend Micro, Inc.	29,800	1,019,359

See Notes to Financial Statements.

28	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Unicharm Corp.	100,800	$2,394,455
United Urban Investment Corp.	701	989,935
USS Co. Ltd.	60,000	1,082,106
West Japan Railway Co.	46,100	2,949,436
Yahoo! Japan Corp.	439,700	1,774,650
Yakult Honsha Co. Ltd.	24,500	1,451,125
Yamada Denki Co. Ltd.	231,900	927,665
Yamaguchi Financial Group, Inc.	55,000	684,875
Yamaha Corp.	42,300	852,539
Yamaha Motor Co. Ltd.	72,800	1,590,656
Yamato Holdings Co. Ltd.	93,200	1,802,081
Yamazaki Baking Co. Ltd.	30,000	499,531
Yaskawa Electric Corp.	63,300	809,636
Yokogawa Electric Corp.	58,700	756,009
The Yokohama Rubber Co. Ltd.	31,500	632,067

		825,149,902
Luxembourg — 0.1%
Altice SA (a)	25,369	3,494,317
RTL Group SA (a)	10,877	983,281

		4,477,598
Netherlands — 4.1%
Aegon NV	491,067	3,623,186
Akzo Nobel NV	67,998	4,964,469
ASML Holding NV	96,028	9,988,581
CNH Industrial NV	266,002	2,427,253
Delta Lloyd NV	61,661	1,012,237
Gemalto NV	23,828	2,127,815
Heineken Holding NV	27,301	1,913,512
Heineken NV	63,432	4,822,568
ING Groep NV CVA (a)	1,078,628	17,911,011
Koninklijke Ahold NV	247,089	4,638,514
Koninklijke Boskalis Westminster NV	22,091	1,084,395
Koninklijke DSM NV	50,004	2,903,241
Koninklijke KPN NV	861,095	3,301,298
Koninklijke Philips Electronics NV	256,792	6,553,962
Koninklijke Vopak NV	23,059	1,166,261
NN Group NV (a)	40,174	1,131,391
OCI NV (a)	29,547	837,409
QIAGEN NV (a)	62,014	1,524,100
Randstad Holding NV	34,592	2,250,813
Reed Elsevier NV	190,736	4,536,787
Royal Dutch Shell PLC, Class A	1,083,977	30,648,520
Royal Dutch Shell PLC, Class B	681,526	19,403,391
TNT Express NV	137,210	1,165,290
Unilever NV CVA	445,316	18,618,271
Wolters Kluwer NV	85,267	2,537,865

		151,092,140
New Zealand — 0.1%
Auckland International Airport Ltd.	260,005	870,207
Contact Energy Ltd.	102,592	348,303
Fletcher Building Ltd.	223,352	1,229,041
Meridian Energy Ltd.	390,387	571,419
Mighty River Power Ltd.	241,178	455,982
Ryman Healthcare Ltd.	138,281	742,158
Spark New Zealand Ltd.	466,008	882,047

		5,099,157
Norway — 0.6%
DnB NOR ASA	271,720	4,525,118
Gjensidige Forsikring ASA	51,954	836,552
Norsk Hydro ASA	413,546	1,735,623
Orkla ASA	225,464	1,769,014
Seadrill Ltd.	98,134	1,019,176
Statoil ASA	307,554	5,499,990
Subsea 7 SA	67,352	658,790
Common Stocks	Shares	Value
Norway (concluded)
Telenor ASA	208,366	4,568,393
Yara International ASA	48,521	2,528,338

		23,140,994
Portugal — 0.2%
Banco Comercial Portugues SA (a)	11,308,691	988,503
EDP — Energias de Portugal SA	531,905	2,026,555
Galp Energia SGPS SA	113,713	1,338,546
Jeronimo Martins SGPS SA	69,401	894,852

		5,248,456
Singapore — 1.4%
Ascendas Real Estate Investment Trust	619,762	1,131,516
CapitaCommercial Trust	623,100	721,163
CapitaLand Ltd.	721,249	1,872,914
CapitaMall Trust	721,400	1,150,693
City Developments Ltd.	118,135	857,251
ComfortDelGro Corp. Ltd.	634,516	1,473,567
DBS Group Holdings Ltd.	476,007	7,303,681
Genting Singapore PLC	1,738,327	1,154,149
Global Logistic Properties Ltd.	968,000	1,817,195
Golden Agri-Resources Ltd.	2,240,451	682,198
Hutchison Port Holdings Trust	1,602,400	1,009,268
Jardine Cycle & Carriage Ltd.	30,021	737,028
Keppel Corp. Ltd.	393,777	2,400,119
Noble Group Ltd.	1,259,840	709,777
Oversea-Chinese Banking Corp. Ltd.	802,698	6,061,943
SembCorp Industries Ltd.	255,090	736,246
SembCorp Marine Ltd. (b)	220,197	463,917
Singapore Airlines Ltd.	167,209	1,331,321
Singapore Exchange Ltd.	215,400	1,251,290
Singapore Press Holdings Ltd.	99,985	302,725
Singapore Technologies Engineering Ltd.	425,813	1,042,565
Singapore Telecommunications Ltd.	2,238,632	6,986,136
StarHub Ltd.	174,257	510,830
Suntec Real Estate Investment Trust	802,800	1,028,275
United Overseas Bank Ltd.	346,147	5,922,218
UOL Group Ltd.	148,899	764,265
Wilmar International Ltd.	558,570	1,359,495
Yangzijiang Shipbuilding Holdings Ltd.	582,383	611,686

		51,393,431
Spain — 3.4%
Abertis Infraestructuras SA	135,120	2,218,956
ACS Actividades de Construccion y Servicios SA	56,450	1,820,848
Aena SA	19,000	1,982,030
Amadeus IT Holding SA, Class A	126,785	5,061,283
Banco Bilbao Vizcaya Argentaria SA	1,750,753	17,251,835
Banco de Sabadell SA	1,372,293	3,323,945
Banco de Sabadell SA, International Shares	23,160	55,900
Banco Popular Espanol SA	485,586	2,362,675
Banco Santander SA	4,000,295	28,138,122
Bankia SA (a)	1,289,149	1,641,250
Bankinter SA	198,958	1,475,653
CaixaBank SA	757,315	3,524,012
Distribuidora Internacional de Alimentacion SA	185,863	1,424,375
Enagas SA	13,781	375,152
Endesa SA	76,846	1,471,727
Ferrovial SA	132,758	2,884,355
Gas Natural SDG SA	108,425	2,462,033
Grifols SA	39,780	1,606,389
Iberdrola SA	1,477,635	9,976,314
Inditex SA	303,283	9,892,272
International Consolidated Airlines Group SA (a)	231,541	1,806,369
Mapfre SA	352,463	1,218,148
Red Electrica Corp. SA	7,322	587,955
Repsol SA	289,152	5,096,484
Telefonica SA	1,244,812	17,732,832

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	29

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Spain (concluded)
Zardoya Otis SA	47,968	$523,528

		125,914,442
Sweden — 2.9%
Alfa Laval AB	91,556	1,611,474
Assa Abloy AB	277,254	5,219,527
Atlas Copco AB, A Shares	187,619	5,249,262
Atlas Copco AB, B Shares	102,155	2,544,745
Boliden AB	75,335	1,373,410
Electrolux AB, Class B	64,756	2,029,009
Elekta AB, B Shares (b)	131,745	826,401
Getinge AB, Class B	56,831	1,368,264
Hennes & Mauritz AB, Class B	267,285	10,287,454
Hexagon AB, Class B	75,968	2,751,601
Husqvarna AB, Class B	119,187	897,793
ICA Gruppen AB	20,946	743,104
Industrivarden AB, Class C	42,032	792,115
Investment AB Kinnevik, Class B	64,063	2,026,303
Investor AB, Class B	128,093	4,776,036
Lundin Petroleum AB (a)	65,556	1,124,714
Millicom International Cellular SA	17,970	1,325,645
Nordea Bank AB	824,045	10,277,283
Sandvik AB	290,899	3,215,973
Securitas AB, Class B	88,325	1,166,501
Skandinaviska Enskilda Banken AB, Class A	419,034	5,360,005
Skanska AB, Class B	101,940	2,065,717
SKF AB, Class B	111,448	2,543,021
Svenska Cellulosa AB, Class B	169,854	4,319,078
Svenska Handelsbanken AB, Class A	426,556	6,226,971
Swedbank AB, Class A	249,122	5,808,132
Swedish Match AB	55,921	1,589,869
Tele2 AB, Class B	81,638	950,704
Telefonaktiebolaget LM Ericsson, Class B	859,209	8,948,776
TeliaSonera AB	696,716	4,106,259
Volvo AB, Class B	423,306	5,256,412

		106,781,558
Switzerland — 9.5%
ABB Ltd., Registered Shares (a)	601,224	12,600,643
Actelion Ltd., Registered Shares (a)	29,680	4,346,678
Adecco SA, Registered Shares (a)	49,318	4,002,522
Aryzta AG (a)	24,274	1,194,361
Baloise Holding AG, Registered Shares	13,568	1,654,357
Barry Callebaut AG, Registered Shares (a)	771	878,245
Cie Financiere Richemont SA, Registered Shares	142,667	11,595,660
Coca-Cola HBC AG (a)	55,055	1,181,543
Credit Suisse Group AG, Registered Shares (a)	418,410	11,542,873
Dufry AG (a)	8,732	1,216,737
EMS-Chemie Holding AG, Registered Shares	2,064	872,028
Geberit AG, Registered Shares	10,283	3,428,295
Givaudan SA, Registered Shares (a)	2,495	4,319,608
Glencore PLC (a)	3,038,021	12,183,074
Holcim Ltd., Registered Shares (a)	65,794	4,854,646
Julius Baer Group Ltd. (a)	61,670	3,460,548
Kuehne & Nagel International AG, Registered Shares	15,101	2,005,157
Lindt & Spruengli AG	281	1,486,314
Lindt & Spruengli AG, Registered Shares	28	1,752,533
Lonza Group AG, Registered Shares (a)	14,520	1,940,817
Nestle SA, Registered Shares	894,857	64,564,471
Novartis AG, Registered Shares	638,358	62,789,182
Pargesa Holding SA, Bearer Shares	7,631	513,828
Partners Group Holding AG	4,823	1,441,535
Roche Holding AG	194,289	54,476,969
Schindler Holding AG, Participation Certificates	12,180	1,992,052
Schindler Holding AG, Registered Shares	5,413	884,018
SGS SA, Registered Shares	1,438	2,622,329
Common Stocks	Shares	Value
Switzerland (concluded)
Sika AG — Bearer Shares	603	2,126,710
Sonova Holding AG, Registered Shares	14,900	2,014,848
STMicroelectronics NV	183,025	1,498,412
Sulzer AG, Registered Shares	6,863	705,940
The Swatch Group AG, Bearer Shares	8,369	3,261,215
The Swatch Group AG, Registered Shares	13,126	985,962
Swiss Life Holding AG, Registered Shares (a)	8,631	1,976,332
Swiss Prime Site AG, Registered Shares (a)	16,088	1,220,861
Swiss Re AG	95,726	8,473,926
Swisscom AG, Registered Shares	7,493	4,199,426
Syngenta AG, Registered Shares	25,393	10,360,901
Transocean Ltd.	98,143	1,591,077
UBS Group AG (a)	1,000,147	21,219,596
Zurich Insurance Group AG (a)	40,753	12,406,420

		347,842,649
United Kingdom — 17.7%
3i Group PLC	265,666	2,155,662
Aberdeen Asset Management PLC	258,157	1,637,499
Admiral Group PLC	57,580	1,254,685
Aggreko PLC	71,476	1,614,449
AMEC PLC	103,200	1,325,416
Anglo American PLC	383,539	5,540,770
Antofagasta PLC	101,747	1,101,293
ARM Holdings PLC	387,241	6,336,763
Ashtead Group PLC	137,201	2,364,629
Associated British Foods PLC	95,803	4,317,092
AstraZeneca PLC	352,379	22,302,151
Aviva PLC	1,093,704	8,471,150
Babcock International Group PLC	80,137	1,357,716
BAE Systems PLC	865,660	6,133,568
Barclays PLC	4,505,012	18,464,457
Barratt Developments PLC	293,807	2,833,864
BG Group PLC	955,575	15,914,910
BHP Billiton PLC	577,497	11,354,554
BP PLC	5,075,080	33,681,649
British American Tobacco PLC	508,043	27,354,305
British Land Co. PLC	255,889	3,187,378
BT Group PLC	2,341,646	16,581,996
Bunzl PLC	89,423	2,439,408
Burberry Group PLC	130,174	3,211,440
Capita PLC	192,637	3,743,056
Carnival PLC	54,523	2,787,745
Centrica PLC	1,375,475	5,707,505
Cobham PLC	316,308	1,306,353
Compass Group PLC	457,159	7,561,016
Croda International PLC	36,145	1,562,878
Diageo PLC	685,944	19,864,782
Direct Line Insurance Group PLC	372,020	1,962,873
Dixons Carphone PLC	271,648	1,931,661
easyJet PLC	44,947	1,092,595
Fiat Chrysler Automobiles NV	243,821	3,576,889
Fresnillo PLC	63,568	693,196
G4S PLC	421,410	1,776,887
GKN PLC	488,566	2,566,839
GlaxoSmithKline PLC	1,354,804	28,168,997
Hammerson PLC	202,712	1,959,070
Hargreaves Lansdown PLC	73,652	1,334,428
HSBC Holdings PLC	5,241,605	46,935,465
ICAP PLC	145,924	1,213,793
IMI PLC	75,968	1,342,923
Imperial Tobacco Group PLC	261,318	12,585,647
Inmarsat PLC	124,522	1,790,066
InterContinental Hotels Group PLC	69,707	2,810,359
Intertek Group PLC	44,920	1,727,173
Intu Properties PLC	229,167	1,107,027
Investec PLC	155,291	1,395,286

See Notes to Financial Statements.

30	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (continued)
ITV PLC	1,033,069	$4,274,257
J. Sainsbury PLC	364,838	1,518,721
Johnson Matthey PLC	56,591	2,698,719
Kingfisher PLC	644,290	3,514,273
Land Securities Group PLC	212,961	4,026,894
Legal & General Group PLC	1,628,231	6,366,484
Lloyds Banking Group PLC (a)	15,586,835	20,920,616
London Stock Exchange Group PLC	96,147	3,576,730
Marks & Spencer Group PLC	452,256	3,815,200
Meggitt PLC	222,702	1,630,786
Melrose Industries PLC	321,549	1,249,775
Merlin Entertainments PLC (c)	222,998	1,495,615
Mondi PLC	100,295	2,159,277
National Grid PLC	1,048,533	13,495,486
Next PLC	40,835	4,779,404
Old Mutual PLC	1,353,895	4,285,554
Pearson PLC	220,430	4,173,721
Persimmon PLC (a)	90,811	2,817,497
Petrofac Ltd.	64,792	942,769
Prudential PLC	701,047	16,894,906
Randgold Resources Ltd.	28,368	1,902,819
Reckitt Benckiser Group PLC	176,121	15,187,662
Reed Elsevier PLC	323,830	5,262,457
Rexam PLC	196,009	1,699,994
Rio Tinto PLC	347,403	14,289,718
Rolls-Royce Holdings PLC (a)	505,655	6,906,862
Royal Bank of Scotland Group PLC (a)	737,730	4,079,285
Royal Mail PLC	171,624	1,387,496
RSA Insurance Group PLC	309,686	1,931,138
SABMiller PLC	264,350	13,706,652
The Sage Group PLC	290,467	2,338,121
Schroders PLC	36,209	1,806,712
Segro PLC	196,012	1,248,871
Severn Trent PLC	66,588	2,175,853
Sky PLC	287,065	4,675,610
Smith & Nephew PLC	258,535	4,373,708
Smiths Group PLC	105,487	1,869,825
Sports Direct International PLC (a)	78,087	880,422
SSE PLC	280,660	6,773,560
Standard Chartered PLC	675,391	10,815,980
Standard Life PLC	530,824	3,701,455
Tate & Lyle PLC	125,348	1,023,171
Taylor Wimpey PLC	963,284	2,809,202
Tesco PLC	2,218,493	7,391,528
Travis Perkins PLC	65,947	2,184,148
Tullow Oil PLC	235,864	1,260,522
Unilever PLC	350,260	15,039,860
Common Stocks	Shares	Value
United Kingdom (concluded)
United Utilities Group PLC	191,640	$2,684,180
Vodafone Group PLC	7,385,860	26,942,822
The Weir Group PLC	59,739	1,592,177
Whitbread PLC	52,581	4,084,977
William Hill PLC	243,637	1,543,298
WM Morrison Supermarkets PLC	605,897	1,720,005
Wolseley PLC	70,159	4,474,342
WPP PLC	362,052	8,126,682

		651,969,111
Total Common Stocks — 98.1%		3,612,629,891

Rights
Singapore — 0.0%
Jardine Cycle & Carriage, Ltd. (Expires 07/20/15) (a)	3,336	17,584
Spain — 0.0%
Abertis Infraestructuras SA (Expires 07/17/15) (a)	135,120	111,472
Repsol SA (Expires 07/03/15) (a)	289,152	149,898
Zardoya Otis SA (Expires 07/31/15) (a)	47,968	20,910

		282,280
Total Rights — 0.0%		299,864
Total Long-Term Investments (Cost — $3,367,954,960) — 98.1%		3,612,929,755

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)(e)	10,072,077	10,072,077

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (d)(e)(f)	$3,524	3,524,062
Total Short-Term Securities (Cost — $13,596,139) — 0.4%		13,596,139
Total Investments (Cost — $3,381,551,099) — 98.5%		3,626,525,894
Other Assets Less Liabilities — 1.5%		54,973,454

Net Assets — 100.0%		$3,681,499,348

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	During the six months ended June 30, 2015, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity		Shares/Beneficial Interest Held at June 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,872,785	6,199,292	[1]	10,072,077	$6,524
BlackRock Liquidity Series, LLC, Money Market Series	$4,107,347	$(583,285)[2]		$3,524,062	$138,285	[3]
[1] Represents net shares purchased.
[2] Represents net beneifical interest sold.

[3]   Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	31

Schedule of Investments (continued)	Master International Index Series

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
589	Euro Stoxx 50 Index	Eurex Mercantile	September 2015	USD	22,562,370	$120,725
205	FTSE 100 Index	Euronext Life	September 2015	USD	20,917,579	(475,893)
208	Nikkei 225 Index	Singapore Exchange	September 2015	USD	17,241,982	4,093
91	SPI 200 Index	Australian Securities Exchange	September 2015	USD	9,473,228	(174,350)
Total						$(525,425)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of June 30, 2015, the following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$1,971,650	$245,670,399	$9	$247,642,058
Austria	—	6,424,308	1	6,424,309
Belgium	—	47,140,191	—	47,140,191
Denmark	548,346	59,149,996	—	59,698,342
Finland	—	30,079,586	—	30,079,586
France	7,470,047	341,218,612	—	348,688,659
Germany	—	321,558,797	—	321,558,797
Hong Kong	7,565,672	110,923,724	—	118,489,396
Ireland	—	32,614,819	—	32,614,819
Israel	—	21,532,244	—	21,532,244
Italy	—	80,652,052	—	80,652,052
Japan	—	825,149,902	—	825,149,902
Luxembourg	3,494,317	983,281	—	4,477,598
Netherlands	1,012,237	150,079,903	—	151,092,140
New Zealand	1,375,704	3,723,453	—	5,099,157
Norway	—	23,140,994	—	23,140,994
Portugal	—	5,248,456	—	5,248,456
Singapore	—	51,393,431	—	51,393,431
Spain	—	125,914,442	—	125,914,442
Sweden	1,569,505	105,212,053	—	106,781,558
Switzerland	2,099,106	345,743,543	—	347,842,649
United Kingdom	9,759,604	642,209,507	—	651,969,111
Rights	170,807	129,057	—	299,864
Short-Term Securities	10,072,077	3,524,062	—	13,596,139

Total	$47,109,072	$3,579,416,812	$10	$3,626,525,894

See Notes to Financial Statements.

32	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (concluded)	Master International Index Series

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$124,818	—	—	$124,818
Liabilities:
Equity contracts	$(650,243)	—	—	$(650,243)

Total	$(525,425)	—	—	$(525,425)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$3,548,560	—	—	$3,548,560
Foreign currency at value	72,427,156	—	—	72,427,156
Liabilities:
Collateral on securities loaned at value	—	$(3,524,062)	—	(3,524,062)

Total	$75,975,716	$(3,524,062)	—	$72,451,654

During the six months ended June 20, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	33

Schedule of Investments June 30, 2015 (Unaudited)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.3%
Constant Contact, Inc. (a)	16,243	$467,149
Harte-Hanks, Inc.	25,932	154,555
Marchex, Inc., Class B	17,264	85,457
Marin Software, Inc. (a)	15,012	101,181
Marketo, Inc. (a)	17,459	489,899
MDC Partners, Inc., Class A	22,009	433,577
National CineMedia, Inc.	31,201	497,968
QuinStreet, Inc. (a)	18,339	118,287
Sizmek, Inc. (a)	10,376	73,670
TubeMogul, Inc. (a)	6,991	99,901
Viad Corp.	10,321	279,802

		2,801,446
Aerospace — 1.3%
AAR Corp.	17,910	570,792
Aerojet Rocketdyne Holdings, Inc. (a)	31,734	654,038
Aerovironment, Inc. (a)	9,884	257,775
Astronics Corp. (a)	9,666	685,223
Cubic Corp.	10,901	518,669
Curtiss-Wright Corp.	23,949	1,734,865
Ducommun, Inc. (a)	5,861	150,452
Esterline Technologies Corp. (a)	15,674	1,494,359
HEICO Corp.	9,690	564,927
HEICO Corp., Class A	20,106	1,020,782
Kaman Corp.	13,473	565,058
KLX, Inc. (a)	26,531	1,170,813
Kratos Defense & Security Solutions, Inc. (a)	23,388	147,344
Moog, Inc., Class A (a)	19,534	1,380,663
Teledyne Technologies, Inc. (a)	17,830	1,881,243

		12,797,003
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	1,893	85,867
The Andersons, Inc.	14,327	558,753
Arcadia Biosciences, Inc. (a)	3,831	24,403
Cal-Maine Foods, Inc.	15,876	828,727
Calavo Growers, Inc.	7,424	385,528
Fresh Del Monte Produce, Inc.	16,787	648,985
Limoneira Co.	5,618	124,888
Sanderson Farms, Inc.	11,378	855,171
Seaboard Corp. (a)	133	478,667

		3,990,989
Air Transport — 0.5%
Air Transport Services Group, Inc. (a)	26,770	280,817
Allegiant Travel Co.	6,746	1,199,978
Atlas Air Worldwide Holdings, Inc. (a)	12,676	696,673
Bristow Group, Inc.	17,569	936,428
Era Group, Inc. (a)	10,104	206,930
Hawaiian Holdings, Inc. (a)	24,292	576,935
PHI, Inc. (a)	6,221	186,754
Republic Airways Holdings, Inc. (a)	26,639	244,546
SkyWest, Inc.	26,150	393,296
Virgin America, Inc. (a)	12,714	349,381

		5,071,738
Alternative Energy — 0.2%
Abengoa Yield PLC	24,544	768,718
Ameresco, Inc., Class A (a)	10,588	80,998
EnerNOC, Inc. (a)	13,586	131,784
Green Brick Partners, Inc. (a)	7,138	78,161
Green Plains Renewable Energy, Inc.	19,183	528,492
REX American Resources Corp. (a)	3,437	218,731
Solazyme, Inc. (a)(b)	41,674	130,857
Vivint Solar, Inc. (a)(b)	10,343	125,874

		2,063,615
Common Stocks	Shares	Value
Aluminum — 0.1%
Century Aluminum Co. (a)	25,123	262,033
Kaiser Aluminum Corp.	8,551	710,417

		972,450
Asset Management & Custodian — 0.6%
Arlington Asset Investment Corp.	8,623	168,666
Ashford, Inc. (a)	510	44,508
Calamos Asset Management, Inc., Class A	8,959	109,748
CIFC Corp.	3,012	23,885
Cohen & Steers, Inc.	10,248	349,252
Cowen Group, Inc., Class A (a)	57,245	366,368
Diamond Hill Investment Group, Inc.	1,513	302,086
Fifth Street Asset Management, Inc.	2,870	29,504
Financial Engines, Inc.	26,173	1,111,829
GAMCO Investors, Inc., Class A	3,195	219,528
KCG Holdings, Inc., Class A (a)	22,497	277,388
Medley Management, Inc.	3,817	45,193
OM Asset Management PLC	12,461	221,681
Oppenheimer Holdings, Inc., Class A	5,178	136,078
Pzena Investment Management, Inc., Class A	6,495	71,770
RCS Capital Corp., Class A (a)	24,493	187,616
Resource America, Inc., Class A	8,345	70,181
Virtus Investment Partners, Inc.	3,465	458,246
Westwood Holdings Group, Inc.	3,828	228,034
WisdomTree Investments, Inc.	57,570	1,264,525
ZAIS Group Holdings, Inc. (a)	1,748	19,053

		5,705,139
Auto Parts — 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	38,556	806,206
Dana Holding Corp.	82,418	1,696,162
Dorman Products, Inc. (a)	13,382	637,786
Federal-Mogul Corp. (a)	15,138	171,816
Fenix Parts, Inc. (a)	6,805	68,186
Fox Factory Holding Corp. (a)	8,063	129,653
Gentherm, Inc. (a)	18,080	992,773
Meritor, Inc. (a)	49,483	649,217
Metaldyne Performance Group, Inc.	5,712	103,673
Remy International, Inc.	14,205	314,072
Standard Motor Products, Inc.	9,995	351,024
Stoneridge, Inc. (a)	14,046	164,479
Superior Industries International, Inc.	11,360	208,002
Tenneco, Inc. (a)	30,913	1,775,643
Tower International, Inc. (a)	10,796	281,236

		8,349,928
Auto Services — 0.1%
Cooper Tire & Rubber Co.	29,148	986,077
Back Office Support, HR & Consulting — 1.9%
6D Global Technologies, Inc. (a)	9,572	62,601
The Advisory Board Co. (a)	21,464	1,173,437
Angie’s List, Inc. (a)	22,416	138,082
Arrowhead Research Corp. (a)(b)	29,993	214,450
Barrett Business Services, Inc.	3,579	129,989
CBIZ, Inc. (a)	25,269	243,593
CDI Corp.	7,357	95,641
CEB, Inc.	16,975	1,477,843
Convergys Corp.	50,208	1,279,802
CRA International, Inc. (a)	4,807	133,971
DHI Group, Inc. (a)	22,366	198,834
ExlService Holdings, Inc. (a)	16,897	584,298
Forrester Research, Inc.	5,129	184,747
FTI Consulting, Inc. (a)	21,110	870,576
GP Strategies Corp. (a)	6,581	218,752
The Hackett Group, Inc.	12,423	166,841
Heidrick & Struggles International, Inc.	9,434	246,039
Huron Consulting Group, Inc. (a)	11,746	823,277

See Notes to Financial Statements.

34	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (concluded)
ICF International, Inc. (a)	10,044	$350,134
Insperity, Inc.	9,793	498,464
Kelly Services, Inc., Class A	14,881	228,423
Kforce, Inc.	12,476	285,326
Korn/Ferry International	25,475	885,766
Liquidity Services, Inc. (a)	12,470	120,086
MAXIMUS, Inc.	33,379	2,194,002
Monster Worldwide, Inc. (a)	45,774	299,362
Navigant Consulting, Inc. (a)	24,598	365,772
NV5 Holdings, Inc. (a)	2,603	63,149
On Assignment, Inc. (a)	26,146	1,027,015
Patriot National, Inc. (a)	4,601	73,616
Paylocity Holding Corp. (a)	7,848	281,351
PFSweb, Inc. (a)	5,860	81,220
Resources Connection, Inc.	19,293	310,424
RPX Corp. (a)	27,640	467,116
ServiceSource International, Inc. (a)	29,988	164,034
Sykes Enterprises, Inc. (a)	19,864	481,702
TeleTech Holdings, Inc.	8,371	226,687
TriNet Group, Inc. (a)	20,816	527,686
TrueBlue, Inc. (a)	21,187	633,491
Volt Information Sciences, Inc. (a)	4,484	43,540
WageWorks, Inc. (a)	18,057	730,406

		18,581,545
Banks: Diversified — 7.9%
1st Source Corp.	7,379	251,771
Access National Corp.	3,359	65,299
Ambac Financial Group, Inc. (a)	17,555	292,115
American National Bankshares, Inc.	4,432	105,526
Ameris Bancorp	16,111	407,447
Ames National Corp.	4,424	111,042
Anchor BanCorp Wisconsin, Inc. (a)	3,801	144,362
Arrow Financial Corp.	5,405	146,097
Bancfirst Corp.	3,490	228,421
Banco Latinoamericano de Comercio Exterior SA	15,396	495,443
The Bancorp, Inc. (a)	17,098	158,669
BancorpSouth, Inc.	49,078	1,264,249
Bank of Marin Bancorp	3,037	154,492
Bank of the Ozarks, Inc.	39,443	1,804,517
Banner Corp.	10,658	510,838
Bar Harbor Bankshares	2,662	94,315
BBCN Bancorp, Inc.	40,315	596,259
BBX Capital Corp. (a)	1,551	25,188
Beneficial Bancorp, Inc. (a)	41,254	515,262
BNC Bancorp	11,965	231,283
Boston Private Financial Holdings, Inc.	41,703	559,237
Bridge Bancorp, Inc.	5,957	158,992
Bridge Capital Holdings (a)	4,971	148,136
Bryn Mawr Bank Corp.	8,448	254,792
Camden National Corp.	3,721	144,003
Capital City Bank Group, Inc.	5,174	79,007
Capitol Federal Financial, Inc.	71,197	857,212
Cardinal Financial Corp.	16,265	354,414
Cascade Bancorp (a)	14,544	75,338
Cathay General Bancorp	40,443	1,312,375
Centerstate Banks, Inc.	22,357	302,043
Central Pacific Financial Corp.	11,614	275,833
Century Bancorp, Inc., Class A	1,790	72,781
Charter Financial Corp.	8,275	102,693
Chemical Financial Corp.	16,921	559,408
Citizens & Northern Corp.	5,955	122,375
City Holding Co.	7,590	373,807
CNB Financial Corp.	7,463	137,319
CoBiz Financial, Inc.	18,716	244,618
Columbia Banking System, Inc.	29,223	950,916
Community Bank System, Inc.	20,621	778,855
Common Stocks	Shares	Value
Banks: Diversified (continued)
Community Trust Bancorp, Inc.	7,795	271,812
CommunityOne Bancorp (a)	5,682	61,195
ConnectOne Bancorp, Inc.	14,364	309,257
CU Bancorp (a)	8,054	178,477
Customers Bancorp, Inc. (a)	13,822	371,674
CVB Financial Corp.	53,849	948,281
Eagle Bancorp, Inc. (a)	15,056	661,862
Enterprise Bancorp, Inc.	3,640	85,322
Enterprise Financial Services Corp.	10,274	233,939
EverBank Financial Corp.	48,366	950,392
Farmers Capital Bank Corp. (a)	3,646	103,656
Fidelity Southern Corp.	8,829	153,978
Financial Institutions, Inc.	7,316	181,729
First Bancorp, Inc.	4,908	95,412
First Bancorp, North Carolina	10,354	172,705
First BanCorp, Puerto Rico (a)	59,021	284,481
First Busey Corp.	35,704	234,575
First Business Financial Services, Inc.	2,135	100,089
First Citizens BancShares, Inc., Class A	3,915	1,029,802
First Commonwealth Financial Corp.	45,826	439,471
First Community Bancshares, Inc.	8,380	152,684
First Connecticut Bancorp, Inc.	8,288	131,531
First Financial Bancorp	30,536	547,816
First Financial Bankshares, Inc.	32,349	1,120,569
First Financial Corp.	5,544	198,253
First Interstate Bancsystem, Inc.	9,693	268,884
First Merchants Corp.	19,014	469,646
First Midwest Bancorp, Inc.	39,698	753,071
First NBC Bank Holding Co. (a)	7,758	279,288
The First of Long Island Corp.	6,443	178,600
FirstMerit Corp.	84,101	1,751,824
Flagstar Bancorp, Inc. (a)	10,661	197,015
FNB Corp.	89,022	1,274,795
Franklin Financial Network, Inc. (a)	2,739	62,833
Fulton Financial Corp.	87,759	1,146,133
German American Bancorp, Inc.	6,735	198,346
Glacier Bancorp, Inc.	38,201	1,123,873
Great Western Bancorp, Inc.	20,691	498,860
Guaranty Bancorp	7,702	127,160
Hampton Roads Bankshares, Inc. (a)	19,070	39,666
Hancock Holding Co.	39,321	1,254,733
Hanmi Financial Corp.	16,076	399,328
Heartland Financial USA, Inc.	8,969	333,826
Heritage Commerce Corp.	11,043	106,123
Heritage Oaks Bancorp	12,105	95,266
Home BancShares, Inc.	28,746	1,050,954
Horizon Bancorp	4,687	116,988
Hudson Valley Holding Corp.	7,806	220,207
Iberiabank Corp.	19,167	1,307,764
Independent Bank Corp./MA	13,126	615,478
Independent Bank Corp./MI	8,253	111,911
Independent Bank Group, Inc.	4,906	210,467
International Bancshares Corp.	27,499	738,898
Janus Capital Group, Inc.	74,557	1,276,416
Lakeland Bancorp, Inc.	19,759	234,935
Lakeland Financial Corp.	8,306	360,231
MainSource Financial Group, Inc.	10,723	235,370
MB Financial, Inc.	37,834	1,303,003
Mercantile Bank Corp.	8,585	183,805
Merchants Bancshares, Inc.	2,406	79,566
Metro Bancorp, Inc.	6,190	161,807
National Bank Holdings Corp., Class A	18,688	389,271
National Bankshares, Inc.	3,352	98,080
National Commerce Corp. (a)	2,876	74,201
National Penn Bancshares, Inc.	70,809	798,726
NBT Bancorp, Inc.	22,034	576,630
NewBridge Bancorp	17,592	157,097

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	35

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (concluded)
OFG Bancorp	22,898	$244,322
Old National Bancorp	59,492	860,254
Old Second Bancorp, Inc. (a)	10,762	71,029
Opus Bank	5,121	185,278
Pacific Continental Corp.	10,119	136,910
Pacific Premier Bancorp, Inc. (a)	11,130	188,765
Palmetto Bancshares, Inc.	2,178	43,059
Park National Corp.	6,425	561,352
Park Sterling Corp.	24,207	174,290
Peapack Gladstone Financial Corp.	7,935	176,316
Penns Woods Bancorp, Inc.	2,435	107,359
Peoples Bancorp, Inc.	8,958	209,080
Peoples Financial Services Corp.	3,833	151,825
Pinnacle Financial Partners, Inc.	18,201	989,588
Preferred Bank	5,956	178,978
PrivateBancorp, Inc.	39,743	1,582,566
Prosperity Bancshares, Inc.	35,416	2,044,920
Provident Financial Services, Inc.	33,046	627,544
QCR Holdings, Inc.	5,735	124,794
Renasant Corp.	15,829	516,025
Republic Bancorp, Inc., Class A	5,165	132,741
S&T Bancorp, Inc.	17,201	508,978
Sandy Spring Bancorp, Inc.	12,485	349,330
Seacoast Banking Corp. of Florida (a)	11,339	179,156
ServisFirst Bancshares, Inc.	10,811	406,169
Sierra Bancorp	6,314	109,295
Simmons First National Corp., Class A	14,732	687,690
South State Corp.	12,258	931,485
Southside Bancshares, Inc.	12,781	373,589
Southwest Bancorp, Inc.	9,836	183,048
Square 1 Financial, Inc. (a)	8,513	232,831
State Bank Financial Corp.	18,161	394,094
Stock Yards Bancorp, Inc.	7,464	282,065
Stonegate Bank	5,294	157,073
Suffolk Bancorp	5,953	152,754
Susquehanna Bancshares, Inc.	93,061	1,314,021
Talmer Bancorp, Inc., Class A	27,312	457,476
Texas Capital Bancshares, Inc. (a)	23,156	1,441,229
Tompkins Financial Corp.	7,514	403,652
TowneBank	22,780	371,086
Trico Bancshares	11,549	277,753
Tristate Capital Holdings, Inc. (a)	11,077	143,226
Triumph Bancorp, Inc. (a)	7,395	97,244
TrustCo Bank Corp. NY	47,795	335,999
Trustmark Corp.	34,091	851,593
UMB Financial Corp.	19,827	1,130,536
Umpqua Holdings Corp.	111,132	1,999,265
Union Bankshares Corp.	22,661	526,642
United Bankshares, Inc.	34,996	1,407,889
United Community Banks, Inc.	24,997	521,687
United Community Financial Corp.	25,932	138,736
Univest Corp. of Pennsylvania	9,221	187,740
Valley National Bancorp	118,133	1,217,951
Washington Trust Bancorp, Inc.	7,363	290,691
Webster Financial Corp.	46,152	1,825,312
WesBanco, Inc.	18,937	644,237
West BanCorp., Inc.	8,410	166,854
Westamerica BanCorp	12,796	648,117
Western Alliance Bancorp (a)	39,575	1,336,052
Wilshire Bancorp, Inc.	36,162	456,726
Wintrust Financial Corp.	24,014	1,281,867
Yadkin Financial Corp. (a)	12,433	260,471

		79,335,390
Banks: Savings, Thrift & Mortgage Lending — 1.4%
Apollo Residential Mortgage, Inc.	16,286	239,241
Astoria Financial Corp.	45,663	629,693
Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (concluded)
Banc of California, Inc.	18,343	252,216
Bank Mutual Corp.	24,291	186,312
BankFinancial Corp.	9,713	114,419
Bear State Financial, Inc. (a)	5,997	56,012
Berkshire Hills Bancorp, Inc.	14,985	426,773
BofI Holding, Inc. (a)	7,815	826,124
Brookline Bancorp, Inc.	35,931	405,661
BSB Bancorp, Inc. (a)	3,755	83,023
Clifton Bancorp, Inc.	13,165	184,178
Dime Community Bancshares, Inc.	15,835	268,245
First Defiance Financial Corp.	4,712	176,841
Flushing Financial Corp.	15,112	317,503
Fox Chase Bancorp, Inc.	5,656	95,700
Great Southern Bancorp, Inc.	5,422	228,483
Heritage Financial Corp.	15,615	279,040
Heritage Financial Group, Inc.	4,554	137,440
Hingham Institution for Savings	589	67,800
HomeStreet, Inc. (a)	11,276	257,318
Investors Bancorp, Inc.	176,125	2,166,337
Kearny Financial Corp. (a)	46,708	521,261
Ladder Capital Corp., Class A	19,552	339,227
LegacyTexas Financial Group, Inc.	23,845	720,119
Meridian Bancorp, Inc. (a)	27,343	366,670
Northfield Bancorp, Inc.	23,682	356,414
Northwest Bancshares, Inc.	47,663	611,040
OceanFirst Financial Corp.	6,798	126,783
Ocwen Financial Corp. (a)	54,124	552,065
Oritani Financial Corp.	22,181	356,005
Sterling Bancorp	46,375	681,713
Territorial Bancorp, Inc.	4,134	100,291
United Financial Bancorp, Inc.	25,253	339,653
Washington Federal, Inc.	47,930	1,119,165
Waterstone Financial, Inc.	15,622	206,210
WSFS Financial Corp.	14,241	389,491

		14,184,466
Beverage: Brewers & Distillers — 0.1%
The Boston Beer Co., Inc., Class A (a)	4,579	1,062,282
Castle Brands, Inc. (a)	30,835	42,861
Craft Brew Alliance, Inc. (a)	5,710	63,152

		1,168,295
Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	2,340	353,504
Farmer Bros Co. (a)	3,848	90,428
National Beverage Corp. (a)	5,703	128,260

		572,192
Biotechnology — 5.6%
Acceleron Pharma, Inc. (a)	10,932	345,888
Acorda Therapeutics, Inc. (a)	21,606	720,128
Aduro Biotech, Inc. (a)	4,226	128,175
Advaxis, Inc. (a)	15,296	310,968
Aegerion Pharmaceuticals, Inc. (a)	12,744	241,754
Affimed NV (a)	7,693	103,625
Agenus, Inc. (a)	38,485	332,126
Akebia Therapeutics, Inc. (a)	11,821	121,638
Albany Molecular Research, Inc. (a)	12,364	250,000
Alder Biopharmaceuticals, Inc. (a)	10,398	550,782
Alimera Sciences, Inc. (a)	15,058	69,417
AMAG Pharmaceuticals, Inc. (a)	8,505	587,355
Amicus Therapeutics, Inc. (a)	48,563	687,166
ANI Pharmaceuticals, Inc. (a)	3,985	247,269
Anthera Pharmaceuticals, Inc. (a)	18,083	155,875
Applied Genetic Technologies Corp. (a)	4,257	65,302
Ardelyx, Inc. (a)	6,055	96,698
Arena Pharmaceuticals, Inc. (a)	122,028	566,210

See Notes to Financial Statements.

36	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (continued)
Ariad Pharmaceuticals, Inc. (a)	84,530	$699,063
Array BioPharma, Inc. (a)	71,338	514,347
Assembly Biosciences, Inc. (a)	7,055	135,879
Asterias Biotherapeutics, Inc. (a)	5,229	24,053
Atara Biotherapeutics, Inc. (a)	7,284	384,304
aTyr Pharma, Inc. (a)	3,061	56,690
Avalanche Biotechnologies, Inc. (a)	9,857	160,078
Bellicum Pharmaceuticals, Inc. (a)	4,289	91,227
BioCryst Pharmaceuticals, Inc. (a)	36,565	545,915
BioDelivery Sciences International, Inc. (a)	23,530	187,299
BioTelemetry, Inc. (a)	14,600	137,678
Biotime, Inc. (a)(b)	27,703	100,562
Blueprint Medicines Corp. (a)	4,719	125,006
Calithera Biosciences, Inc. (a)(b)	5,615	40,091
Carbylan Therapeutics, Inc. (a)	6,127	43,808
Catalyst Pharmaceutical Partners, Inc. (a)	37,692	155,668
Celldex Therapeutics, Inc. (a)	49,729	1,254,165
Cellular Biomedicine Group, Inc. (a)	4,974	186,575
Cepheid, Inc. (a)	36,294	2,219,378
ChemoCentryx, Inc. (a)	14,743	121,335
Cidara Therapeutics, Inc. (a)	2,410	33,788
Clovis Oncology, Inc. (a)	12,566	1,104,300
Coherus Biosciences, Inc. (a)	11,834	342,003
Collegium Pharmaceutical, Inc. (a)	3,371	60,139
Corium International, Inc. (a)	4,199	57,484
CTI BioPharma Corp. (a)	81,214	158,367
Curis, Inc. (a)	55,689	184,331
Cytokinetics, Inc. (a)	18,010	121,027
CytRx Corp. (a)(b)	28,762	106,995
Dermira, Inc. (a)	6,254	109,758
Dyax Corp. (a)	73,492	1,947,538
Dynavax Technologies Corp. (a)	14,804	346,784
Emergent Biosolutions, Inc. (a)	15,201	500,873
Epizyme, Inc. (a)	14,577	349,848
Exact Sciences Corp. (a)	44,825	1,333,095
Exelixis, Inc. (a)(b)	99,069	372,499
Fibrocell Science, Inc. (a)	12,133	63,941
FibroGen, Inc. (a)	24,102	566,397
Five Prime Therapeutics, Inc. (a)	10,782	267,825
Flex Pharma, Inc. (a)	2,873	49,416
Foundation Medicine, Inc. (a)(b)	6,057	204,969
Galena Biopharma, Inc. (a)	83,479	141,914
GenMark Diagnostics, Inc. (a)	21,045	190,668
Genocea Biosciences, Inc. (a)	9,171	125,918
Genomic Health, Inc. (a)	8,829	245,358
Geron Corp. (a)	80,021	342,490
Halozyme Therapeutics, Inc. (a)	53,551	1,209,182
Harvard Bioscience, Inc. (a)	15,343	87,455
Heron Therapeutics, Inc. (a)	12,437	387,537
Idera Pharmaceuticals, Inc. (a)(b)	44,732	165,956
IGI Laboratories, Inc. (a)(b)	21,049	132,609
Ignyta, Inc. (a)	9,170	138,375
Immunogen, Inc. (a)	43,486	625,329
Immunomedics, Inc. (a)	48,339	196,256
INC Research Holdings, Inc., Class A (a)	6,559	263,147
Inovio Pharmaceuticals, Inc. (a)	36,330	296,453
Insmed, Inc. (a)	30,919	755,042
Insys Therapeutics, Inc. (a)	11,931	428,562
Invitae Corp. (a)	3,830	56,990
Karyopharm Therapeutics, Inc. (a)	11,561	314,575
Keryx Biopharmaceuticals, Inc. (a)(b)	52,236	521,315
Lexicon Pharmaceuticals, Inc. (a)	20,432	164,478
Ligand Pharmaceuticals, Inc., Class B (a)	8,875	895,488
Lion Biotechnologies, Inc. (a)	22,559	206,866
Loxo Oncology, Inc. (a)	3,845	69,325
MacroGenics, Inc. (a)	14,185	538,604
MannKind Corp. (a)(b)	124,370	707,665
Common Stocks	Shares	Value
Biotechnology (concluded)
Medgenics, Inc. (a)	8,070	49,469
Merrimack Pharmaceuticals, Inc. (a)	55,465	685,825
Mirati Therapeutics, Inc. (a)	4,977	156,626
Momenta Pharmaceuticals, Inc. (a)	30,789	702,297
Myriad Genetics, Inc. (a)	34,825	1,183,702
Nektar Therapeutics (a)	66,359	830,151
Neurocrine Biosciences, Inc. (a)	43,110	2,058,934
NewLink Genetics Corp. (a)	10,476	463,773
Northwest Biotherapeutics, Inc. (a)(b)	23,095	229,333
Novavax, Inc. (a)	135,247	1,506,652
Ocata Therapeutics, Inc. (a)	17,444	91,930
Omeros Corp. (a)	19,102	343,645
OncoMed Pharmaceuticals, Inc. (a)	8,532	191,970
Oncothyreon, Inc. (a)	51,318	191,929
Ophthotech Corp. (a)	11,907	619,878
Orexigen Therapeutics, Inc. (a)	51,972	257,261
Organovo Holdings, Inc. (a)(b)	40,878	154,110
Osiris Therapeutics, Inc. (a)	9,712	188,996
Pacific Biosciences of California, Inc. (a)	30,573	176,100
PDL BioPharma, Inc.	83,638	537,792
Peregrine Pharmaceuticals, Inc. (a)	92,875	121,666
Pfenex, Inc. (a)	8,184	158,770
PRA Health Sciences, Inc. (a)	10,183	369,948
Progenics Pharmaceuticals, Inc. (a)	35,226	262,786
Proteon Therapeutics, Inc. (a)	3,720	66,439
Prothena Corp. PLC (a)	15,793	831,817
PTC Therapeutics, Inc. (a)	17,067	821,435
RadNet, Inc. (a)	16,937	113,309
Raptor Pharmaceutical Corp. (a)	40,578	640,727
Regulus Therapeutics, Inc. (a)	14,277	156,476
Repligen Corp. (a)	16,578	684,174
Retrophin, Inc. (a)	17,653	585,197
Rigel Pharmaceuticals, Inc. (a)	43,340	139,121
Rockwell Medical, Inc. (a)(b)	25,024	403,387
RTI Surgical, Inc. (a)	29,054	187,689
Sage Therapeutics, Inc. (a)	6,950	507,350
Sangamo Biosciences, Inc. (a)	35,027	388,449
Sarepta Therapeutics, Inc. (a)	20,924	636,717
Sequenom, Inc. (a)	58,892	179,032
Sorrento Therapeutics, Inc. (a)	14,306	252,072
Spark Therapeutics, Inc. (a)	4,077	245,721
Stemline Therapeutics, Inc. (a)	7,911	93,112
Sucampo Pharmaceuticals, Inc., Class A (a)	12,631	207,527
Synergy Pharmaceuticals, Inc. (a)(b)	50,398	418,303
Synta Pharmaceuticals Corp. (a)	45,785	102,101
TESARO, Inc. (a)	11,738	690,077
Theravance, Inc. (b)	42,929	775,727
Threshold Pharmaceuticals, Inc. (a)	30,993	125,212
Tobira Therapeutics, Inc. (a)	1,239	21,373
Tokai Pharmaceuticals, Inc. (a)(b)	4,736	62,989
Trevena, Inc. (a)	11,999	75,114
Trovagene, Inc. (a)	12,287	124,713
Vanda Pharmaceuticals, Inc. (a)	21,023	266,782
Veracyte, Inc. (a)	6,683	74,449
Verastem, Inc. (a)	16,460	124,108
Versartis, Inc. (a)	11,235	170,997
Vitae Pharmaceuticals, Inc. (a)	6,631	95,486
Vital Therapies, Inc. (a)(b)	8,337	175,911
West Pharmaceutical Services, Inc.	36,447	2,116,842
Wright Medical Group, Inc. (a)	26,057	684,257
XBiotech, Inc. (a)	2,031	36,720
Xencor Inc. (a)	14,310	314,391
XOMA Corp. (a)	46,399	180,028
ZIOPHARM Oncology, Inc. (a)(b)	57,860	694,320

		56,255,625

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	37

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Building Materials — 0.7%
Builders FirstSource, Inc. (a)	23,473	$301,393
Continental Building Products, Inc. (a)	16,053	340,163
Gibraltar Industries, Inc. (a)	15,603	317,833
Griffon Corp.	17,457	277,916
Headwaters, Inc. (a)	37,365	680,790
Louisiana-Pacific Corp. (a)	72,289	1,231,082
LSI Industries, Inc.	11,362	106,121
Masonite International Corp. (a)	15,234	1,068,056
NCI Building Systems, Inc. (a)	13,799	207,951
Patrick Industries, Inc. (a)	6,582	250,445
PGT, Inc. (a)	24,431	354,494
Quanex Building Products Corp.	17,246	369,582
Simpson Manufacturing Co., Inc.	21,165	719,610
Stock Building Supply Holdings, Inc. (a)	7,378	144,240
Summit Materials, Inc., Class A (a)	12,918	329,409
Trex Co., Inc. (a)	16,301	805,758

		7,504,843
Building: Climate Control — 0.1%
AAON, Inc.	20,582	463,507
Comfort Systems USA, Inc.	18,935	434,558
Nortek, Inc. (a)	4,818	400,520

		1,298,585
Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	25,113	834,254
Casinos & Gambling — 0.3%
Boyd Gaming Corp. (a)	41,582	621,651
Caesars Acquisition Co., Class A (a)	24,430	168,078
Caesars Entertainment Corp. (a)(b)	28,153	172,296
Eldorado Resorts, Inc. (a)	14,774	115,533
Empire Resorts, Inc. (a)(b)	7,240	36,852
Isle of Capri Casinos, Inc. (a)	11,825	214,624
Monarch Casino & Resort, Inc. (a)	5,650	116,164
Penn National Gaming, Inc. (a)	41,155	755,194
Pinnacle Entertainment, Inc. (a)	23,194	864,672
Scientific Games Corp., Class A (a)(b)	25,420	395,027

		3,460,091
Cement — 0.0%
US Concrete, Inc. (a)	7,512	284,630
Chemicals: Diversified — 1.0%
Aceto Corp.	14,758	363,490
American Vanguard Corp.	14,810	204,378
Axiall Corp.	35,489	1,279,378
Chemtura Corp. (a)	34,058	964,182
Hawkins, Inc.	5,287	213,542
Innophos Holdings, Inc.	10,456	550,404
KMG Chemicals, Inc.	5,021	127,734
Landec Corp. (a)	13,567	195,772
LSB Industries, Inc. (a)	9,964	406,930
Olin Corp.	39,211	1,056,736
OM Group, Inc.	15,230	511,728
OMNOVA Solutions, Inc. (a)	23,430	175,491
PolyOne Corp.	44,983	1,761,984
Rayonier Advanced Materials, Inc.	20,489	333,151
Sensient Technologies Corp.	23,548	1,609,270
Tronox Ltd., Class A	32,012	468,336

		10,222,506
Chemicals: Specialty — 0.5%
Balchem Corp.	15,670	873,133
Calgon Carbon Corp.	26,476	513,105
FutureFuel Corp.	11,997	154,401
Innospec, Inc.	12,156	547,506
Kraton Performance Polymers, Inc. (a)	15,897	379,620
Polypore International, Inc. (a)	22,712	1,359,995
Common Stocks	Shares	Value
Chemicals: Specialty (concluded)
Quaker Chemical Corp.	6,710	596,116
Stepan Co.	9,746	527,356
Valhi, Inc.	8,132	46,027

		4,997,259
Coal — 0.1%
Cloud Peak Energy, Inc. (a)	31,288	145,802
Hallador Energy Co.	4,864	40,566
Peabody Energy Corp.	139,672	305,882
Westmoreland Coal Co. (a)	8,907	185,087

		677,337
Commercial Banks — 0.1%
Blue Hills Bancorp, Inc. (a)	14,285	199,990
C1 Financial, Inc. (a)(b)	2,832	54,884
Green Bancorp, Inc. (a)	4,969	76,324
HomeTrust Bancshares, Inc. (a)	10,600	177,656
Sun Bancorp, Inc. (a)	4,107	79,060

		587,914
Commercial Finance & Mortgage Companies — 0.2%
Capital Bank Financial Corp., Class A (a)	11,463	333,229
Federal Agricultural Mortgage Corp., Class C	5,486	159,423
Impac Mortgage Holdings, Inc. (a)	4,418	84,561
Meta Financial Group, Inc.	3,366	144,469
Nationstar Mortgage Holdings, Inc. (a)	19,934	334,891
NewStar Financial, Inc. (a)	12,319	135,509
On Deck Capital, Inc. (a)(b)	5,542	64,176
PennyMac Financial Services, Inc. (a)(c)	5,912	107,125
RE/MAX Holdings, Inc., Class A	5,997	212,954
Stonegate Mortgage Corp. (a)	7,665	77,187
Walker & Dunlop, Inc. (a)	13,372	357,567

		2,011,091
Commercial Services & Supplies — 0.1%
ARC Document Solutions, Inc. (a)	21,370	162,626
Civeo Corp.	53,588	164,515
Collectors Universe, Inc.	3,723	74,237
Hill International, Inc. (a)	19,052	100,213
LifeLock, Inc. (a)	47,489	778,819
National Research Corp.	5,122	72,784
National Research Corp., Class B	262	8,853
Weight Watchers International, Inc. (a)(b)	13,867	67,255

		1,429,302
Commercial Services: Rental & Leasing — 0.4%
Aircastle Ltd.	31,570	715,692
CAI International, Inc. (a)	8,986	185,022
Electro Rent Corp.	8,402	91,246
H&E Equipment Services, Inc.	15,764	314,807
Marlin Business Services Corp.	4,328	73,057
McGrath RentCorp	13,078	397,963
Mobile Mini, Inc.	23,083	970,409
Neff Corp., Class A (a)	6,007	60,611
PHH Corp. (a)	25,201	655,982
TAL International Group, Inc. (a)	16,849	532,428

		3,997,217
Commercial Vehicles & Parts — 0.3%
Accuride Corp. (a)	19,665	75,710
Blue Bird Corp. (a)	2,361	30,669
Commercial Vehicle Group, Inc. (a)	15,733	113,435
Cooper-Standard Holding, Inc. (a)	6,810	418,611
Miller Industries, Inc.	5,742	114,553
Modine Manufacturing Co. (a)	24,107	258,668
Motorcar Parts of America, Inc. (a)	9,037	271,923
Navistar International Corp. (a)	25,720	582,044
Rush Enterprises, Inc., Class A (a)	17,817	466,984

See Notes to Financial Statements.

38	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Vehicles & Parts (concluded)
Strattec Security Corp.	1,873	$128,675
Wabash National Corp. (a)	34,478	432,354

		2,893,626
Communications Equipment — 0.1%
Aerohive Networks, Inc. (a)	11,398	79,558
Polycom, Inc. (a)	68,156	779,705
Ruckus Wireless, Inc. (a)	37,918	392,072

		1,251,335
Communications Technology — 1.5%
ADTRAN, Inc.	26,932	437,645
Alliance Fiber Optic Products, Inc.	7,453	138,253
Anixter International, Inc. (a)	14,391	937,574
Bel Fuse, Inc., Class B	5,357	109,926
Black Box Corp.	7,559	151,180
Calix, Inc. (a)	22,402	170,479
Ciena Corp. (a)	59,372	1,405,929
Comtech Telecommunications Corp.	8,225	238,936
Cyan, Inc. (a)	14,835	77,735
Datalink Corp. (a)	10,854	97,035
Digi International, Inc. (a)	12,505	119,423
DigitalGlobe, Inc. (a)	36,631	1,017,976
Extreme Networks, Inc. (a)	49,069	131,996
Finisar Corp. (a)	52,485	937,907
General Cable Corp.	24,701	487,351
Harmonic, Inc. (a)	44,739	305,567
Infinera Corp. (a)	65,477	1,373,707
Intelsat SA (a)(b)	14,297	141,826
InterDigital, Inc.	18,188	1,034,715
Ixia (a)	30,457	378,885
KVH Industries, Inc. (a)	8,279	111,353
Loral Space & Communications, Inc. (a)	6,516	411,290
NeoPhotonics Corp. (a)	14,220	129,829
NETGEAR, Inc. (a)	17,395	522,198
Novatel Wireless, Inc. (a)	18,913	61,467
Pacific DataVision, Inc. (a)	6,488	273,339
Plantronics, Inc.	19,743	1,111,728
QLogic Corp. (a)	44,114	625,978
RingCentral, Inc., Class A (a)	26,923	497,806
Seachange International, Inc. (a)	16,626	116,548
ShoreTel, Inc. (a)	32,477	220,194
Sonus Networks, Inc. (a)	25,009	173,062
TeleNav, Inc. (a)	14,084	113,376
ViaSat, Inc. (a)	21,529	1,297,338

		15,359,551
Computer Services Software & Systems — 5.8%
A10 Networks, Inc. (a)	16,730	107,741
ACI Worldwide, Inc. (a)	58,865	1,446,313
Acxiom Corp. (a)	39,553	695,342
American Software, Inc., Class A	12,436	118,142
Apigee Corp. (a)	2,319	23,028
Aspen Technology, Inc. (a)	43,083	1,962,431
AVG Technologies NV (a)	20,674	562,540
Avid Technology, Inc. (a)	16,190	215,975
Bankrate, Inc. (a)	33,792	354,478
Barracuda Networks, Inc. (a)	4,044	160,223
Bazaarvoice, Inc. (a)	30,563	180,016
Benefitfocus, Inc. (a)	3,981	174,567
Blackbaud, Inc.	23,656	1,347,209
Blucora, Inc. (a)	20,720	334,628
Bottomline Technologies, Inc. (a)	20,544	571,329
Box, Inc., Class A (a)(b)	6,425	119,762
Brightcove, Inc. (a)	16,147	110,768
BroadSoft, Inc. (a)	14,704	508,317
CACI International, Inc., Class A (a)	12,340	998,183
Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Callidus Software, Inc. (a)	27,861	434,074
CIBER, Inc. (a)	41,383	142,771
Code Rebel Corp. (a)	557	18,030
CommVault Systems, Inc. (a)	22,778	966,015
ComScore, Inc. (a)	17,368	925,020
Connecture, Inc. (a)	3,751	39,611
Cornerstone OnDemand, Inc. (a)	27,184	946,003
CSG Systems International, Inc.	16,704	528,849
Cvent, Inc. (a)	11,791	303,972
DealerTrack Holdings, Inc. (a)	27,634	1,735,139
Demandware, Inc. (a)	16,828	1,196,134
Digimarc Corp. (a)	3,864	174,421
Digital Turbine, Inc. (a)	23,391	70,641
Dot Hill Systems Corp. (a)	30,616	187,370
EarthLink Holdings Corp.	51,720	387,383
Ebix, Inc. (b)	13,604	443,626
Endurance International Group Holdings, Inc. (a)	29,587	611,267
Envestnet, Inc. (a)	17,920	724,506
EPAM Systems, Inc. (a)	24,663	1,756,745
EPIQ Systems, Inc.	16,366	276,258
ePlus, Inc. (a)	2,799	214,543
Guidance Software, Inc. (a)	9,996	84,666
Guidewire Software, Inc. (a)	35,386	1,872,981
Hortonworks, Inc. (a)(b)	3,736	94,596
HubSpot, Inc. (a)	9,469	469,473
iGATE Corp. (a)	18,342	874,730
Imperva, Inc. (a)	13,422	908,669
Infoblox, Inc. (a)	28,773	754,140
Interactive Intelligence Group, Inc. (a)	8,698	386,800
Internap Network Services Corp. (a)	28,530	263,902
IntraLinks Holdings, Inc. (a)	20,332	242,154
Jive Software, Inc. (a)	23,159	121,585
The KEYW Holding Corp. (a)(b)	16,813	156,697
Limelight Networks, Inc. (a)	31,045	122,317
Lionbridge Technologies, Inc. (a)	34,016	209,879
LivePerson, Inc. (a)	28,117	275,828
LogMeIn, Inc. (a)	12,424	801,224
Luxoft Holding, Inc. (a)	9,259	523,596
Manhattan Associates, Inc. (a)	37,220	2,220,173
Mantech International Corp., Class A	12,314	357,106
MaxPoint Interactive, Inc. (a)	3,335	26,947
Mentor Graphics Corp.	50,473	1,334,001
Mercury Systems, Inc. (a)	17,518	256,464
MicroStrategy, Inc., Class A (a)	4,680	795,974
Millennial Media, Inc. (a)	58,768	95,204
ModusLink Global Solutions, Inc. (a)	17,640	59,976
Monotype Imaging Holdings, Inc.	20,115	484,973
Netscout Systems, Inc. (a)	18,847	691,119
New Relic, Inc. (a)	2,916	102,614
NIC, Inc.	33,064	604,410
Nimble Storage, Inc. (a)	25,515	715,951
PDF Solutions, Inc. (a)	13,736	219,776
Pegasystems, Inc.	18,005	412,134
Perficient, Inc. (a)	17,834	343,126
Progress Software Corp. (a)	25,539	702,322
Proofpoint, Inc. (a)	19,932	1,269,070
PROS Holdings, Inc. (a)	12,074	254,882
Q2 Holdings, Inc. (a)	9,812	277,189
QAD, Inc., Class A	5,040	133,207
QLIK Technologies, Inc. (a)	46,069	1,610,572
RealNetworks, Inc. (a)	10,991	59,461
RealPage, Inc. (a)	26,615	507,548
Reis, Inc.	4,602	102,072
Rocket Fuel, Inc. (a)(b)	13,084	107,289
Rovi Corp. (a)	44,584	711,115
Sapiens International Corp. NV	11,800	122,484

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	39

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
Science Applications International Corp.	23,316	$1,232,251
SciQuest, Inc. (a)	13,637	201,964
Shutterstock, Inc. (a)	9,882	579,480
SPS Commerce, Inc. (a)	8,377	551,207
Synchronoss Technologies, Inc. (a)	19,548	893,930
SYNNEX Corp.	14,516	1,062,426
Syntel, Inc. (a)	15,974	758,446
Tangoe, Inc. (a)(b)	20,114	253,034
TechTarget, Inc. (a)	10,003	89,327
TeleCommunication Systems, Inc., Class A (a)	24,534	81,208
Textura Corp. (a)	10,016	278,745
Travelzoo, Inc. (a)	3,425	38,634
Tyler Technologies, Inc. (a)	16,978	2,196,614
Unisys Corp. (a)	25,491	509,565
United Online, Inc. (a)	7,350	115,175
Varonis Systems, Inc. (a)	4,511	99,648
VASCO Data Security International, Inc. (a)(b)	14,862	448,684
Verint Systems, Inc. (a)	30,923	1,878,418
VirnetX Holding Corp. (a)(b)	22,763	95,605
Virtusa Corp. (a)	14,963	769,098
Web.com Group, Inc. (a)	22,166	536,861
Wix.com Ltd. (a)	9,409	222,241
Workiva, Inc. (a)	3,340	46,192
Yodlee, Inc. (a)	9,036	130,480
Zix Corp. (a)	29,308	151,522

		58,034,521
Computer Technology — 0.6%
Cray, Inc. (a)	20,692	610,621
Diebold, Inc.	32,557	1,139,495
Imation Corp. (a)	16,041	65,126
Immersion Corp. (a)	13,943	176,658
Insight Enterprises, Inc. (a)	19,494	583,066
PC Connection, Inc.	5,352	132,409
Quantum Corp. (a)	109,250	183,540
Safeguard Scientifics, Inc. (a)	10,205	198,589
Silicon Graphics International Corp. (a)	17,845	115,457
Stratasys Ltd. (a)	25,640	895,605
Super Micro Computer, Inc. (a)	18,619	550,750
Synaptics, Inc. (a)	18,602	1,613,445
Violin Memory, Inc. (a)	46,361	113,584

		6,378,345
Construction — 0.4%
Aegion Corp. (a)	18,562	351,564
EMCOR Group, Inc.	31,713	1,514,930
Granite Construction, Inc.	19,915	707,182
Great Lakes Dredge & Dock Corp. (a)	29,990	178,740
Orion Marine Group, Inc. (a)	15,084	108,907
Primoris Services Corp.	19,604	388,159
Tutor Perini Corp. (a)	19,113	412,459

		3,661,941
Consumer Electronics — 0.2%
RealD, Inc. (a)	20,774	256,143
Skullcandy, Inc. (a)	10,985	84,255
TiVo, Inc. (a)	49,154	498,422
Universal Electronics, Inc. (a)	7,992	398,321
VOXX International Corp. (a)	10,507	86,998
XO Group, Inc. (a)	13,302	217,488
Zagg, Inc. (a)	14,864	117,723

		1,659,350
Consumer Lending — 0.7%
Cash America International, Inc.	13,875	363,386
Encore Capital Group, Inc. (a)	13,190	563,741
Enova International, Inc. (a)	13,331	249,023
Ezcorp, Inc., Class A (a)	26,096	193,893
Common Stocks	Shares	Value
Consumer Lending (concluded)
First Cash Financial Services, Inc. (a)	14,169	645,965
LendingTree, Inc. (a)	2,954	232,214
Marcus & Millichap, Inc. (a)	6,903	318,504
MGIC Investment Corp. (a)	171,882	1,956,017
MoneyGram International, Inc. (a)	14,814	136,141
Nelnet, Inc., Class A	12,032	521,106
PRA Group, Inc. (a)	24,390	1,519,741
Regional Management Corp. (a)	5,744	102,588
World Acceptance Corp. (a)	3,849	236,752

		7,039,071
Consumer Services: Miscellaneous — 0.3%
Chuy’s Holdings, Inc. (a)	8,309	222,598
Core-Mark Holding Co., Inc.	11,669	691,388
Del Frisco’s Restaurant Group, Inc. (a)	11,759	219,070
Nutrisystem, Inc.	14,578	362,701
Sotheby’s	31,361	1,418,772
Steiner Leisure Ltd. (a)	6,437	346,182

		3,260,711
Containers & Packaging — 0.3%
AEP Industries, Inc. (a)	1,966	108,523
Berry Plastics Group, Inc. (a)	60,349	1,955,308
Greif, Inc., Class A	15,418	552,735
Myers Industries, Inc.	12,321	234,099
Veritiv Corp. (a)	4,128	150,507

		3,001,172
Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)(b)	13,405	191,155
Inter Parfums, Inc.	8,570	290,780
Revlon, Inc., Class A (a)	5,805	213,102

		695,037
Diversified Financial Services — 0.9%
Altisource Asset Management Corp. (a)	463	66,806
Altisource Portfolio Solutions SA (a)(b)	7,297	224,675
Blackhawk Network Holdings, Inc. (a)	27,452	1,131,022
Evercore Partners, Inc., Class A	17,424	940,199
FCB Financial Holdings, Inc., Class A (a)	14,018	445,772
FNFV Group (a)	40,112	616,923
Greenhill & Co., Inc.	14,865	614,371
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,344	327,697
HRG Group, Inc. (a)	39,850	518,050
JG Wentworth Co (a)	7,836	72,091
Liberty Tax, Inc.	2,775	68,681
MBIA, Inc. (a)	79,406	477,230
MidWestOne Financial Group, Inc.	3,684	121,277
Moelis & Co., Class A	8,606	247,078
Outerwall, Inc.	9,353	711,857
Piper Jaffray Cos. (a)	8,191	357,455
Real Industry, Inc. (a)	12,307	139,685
Stifel Financial Corp. (a)	34,324	1,981,868
Tiptree Financial, Inc. A REIT	13,406	97,194

		9,159,931
Diversified Manufacturing Operations — 0.5%
Barnes Group, Inc.	27,652	1,078,151
Federal Signal Corp.	31,671	472,215
Harsco Corp.	40,366	666,039
Lydall, Inc. (a)	8,589	253,891
OSI Systems, Inc. (a)	10,026	709,741
Raven Industries, Inc.	18,800	382,204
Standex International Corp.	6,424	513,470
TriMas Corp. (a)	22,895	677,692

		4,753,403

See Notes to Financial Statements.

40	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Materials & Processing — 0.5%
Belden, Inc.	21,518	$1,747,907
Cabot Microelectronics Corp. (a)	12,370	582,751
CLARCOR, Inc.	25,233	1,570,502
Encore Wire Corp.	10,460	463,273
Insteel Industries, Inc.	9,672	180,866
Koppers Holdings, Inc.	10,372	256,396
NL Industries, Inc. (a)	3,493	25,883
Tredegar Corp.	12,691	280,598
Uranium Energy Corp. (a)	46,438	73,837

		5,182,013
Diversified Media — 0.1%
EW Scripps Co.	29,810	681,158
Hemisphere Media Group, Inc. (a)	5,395	64,201

		745,359
Diversified Retail — 0.5%
Big Lots, Inc.	27,185	1,223,053
Etsy, Inc. (a)	10,094	141,821
EVINE Live, Inc. (a)	25,199	67,785
Fred’s, Inc., Class A	18,600	358,794
HSN, Inc.	16,356	1,148,028
Overstock.com, Inc. (a)	6,269	141,303
Pricesmart, Inc.	9,726	887,400
Tuesday Morning Corp. (a)	22,215	250,252
Winmark Corp.	1,114	109,729
zulily, Inc., Class A (a)	32,994	430,242

		4,758,407
Drug & Grocery Store Chains — 0.5%
Casey’s General Stores, Inc.	19,582	1,874,781
Diplomat Pharmacy, Inc. (a)	18,215	815,121
Ingles Markets, Inc., Class A	6,767	323,260
PetMed Express, Inc.	10,074	173,978
Smart & Final Stores, Inc. (a)	12,205	218,103
Supervalu, Inc. (a)	132,245	1,069,862
Village Super Market, Inc., Class A	3,476	110,155
Weis Markets, Inc.	5,468	230,476

		4,815,736
Education Services — 0.8%
2U, Inc. (a)	12,016	386,795
American Public Education, Inc. (a)	8,682	223,301
Apollo Education Group, Inc. (a)	47,534	612,238
Bridgepoint Education, Inc. (a)	8,632	82,522
Bright Horizons Family Solutions, Inc. (a)	18,815	1,087,507
Cambium Learning Group, Inc. (a)	6,336	27,055
Capella Education Co.	6,133	329,158
Career Education Corp. (a)	34,818	114,900
Chegg, Inc. (a)	38,045	298,273
DeVry Education Group, Inc.	32,088	961,998
Franklin Covey Co. (a)	6,053	122,815
Grand Canyon Education, Inc. (a)	23,748	1,006,915
HealthStream, Inc. (a)	12,615	383,748
Houghton Mifflin Harcourt Co. (a)	68,891	1,736,053
K12, Inc. (a)	17,134	216,745
Strayer Education, Inc. (a)	5,578	240,412
Universal Technical Institute, Inc.	10,246	88,116

		7,918,551
Electronic Components — 0.7%
Acacia Research Corp.	26,254	230,248
AVX Corp.	22,264	299,673
Checkpoint Systems, Inc.	21,722	221,130
InvenSense, Inc. (a)	39,099	590,395
Methode Electronics, Inc.	19,421	533,106
Multi-Fineline Electronix, Inc. (a)	4,835	105,693
NVE Corp.	2,332	182,829
Common Stocks	Shares	Value
Electronic Components (concluded)
Park Electrochemical Corp.	10,211	195,643
Rogers Corp. (a)	9,381	620,459
Sanmina Corp. (a)	41,844	843,575
ScanSource, Inc. (a)	14,379	547,265
Sparton Corp. (a)	4,998	136,545
Tech Data Corp. (a)	18,375	1,057,665
TTM Technologies, Inc. (a)	29,837	298,072
Universal Display Corp. (a)	20,293	1,049,757

		6,912,055
Electronic Entertainment — 0.2%
DTS, Inc. (a)	9,024	275,142
Glu Mobile, Inc. (a)	60,738	377,183
Take-Two Interactive Software, Inc. (a)	42,703	1,177,321

		1,829,646
Electronics — 0.3%
Agilysys, Inc. (a)	7,618	69,933
American Science & Engineering, Inc.	3,641	159,512
Coherent, Inc. (a)	12,003	761,951
Control4 Corp. (a)	10,369	92,180
Daktronics, Inc.	19,944	236,536
II-VI, Inc. (a)	26,427	501,585
Imprivata, Inc. (a)	4,604	75,321
iRobot Corp. (a)	15,049	479,762
Newport Corp. (a)	20,091	380,925
Rofin-Sinar Technologies, Inc. (a)	14,185	391,506

		3,149,211
Energy Equipment — 0.3%
Dynegy, Inc. (a)	64,656	1,891,188
Enphase Energy, Inc. (a)	13,910	105,855
FuelCell Energy, Inc. (a)(b)	120,115	117,341
Matador Resources Co. (a)	36,907	922,675
PowerSecure International, Inc. (a)	11,624	171,570
Silver Spring Networks, Inc. (a)	18,137	225,080

		3,433,709
Energy Equipment & Services — 0.0%
Geospace Technologies Corp. (a)	6,457	148,834
Pioneer Energy Services Corp. (a)	31,913	202,328

		351,162
Engineering & Contracting Services — 0.5%
Argan, Inc.	6,553	264,283
Dycom Industries, Inc. (a)	17,239	1,014,515
Engility Holdings, Inc.	9,171	230,742
Exponent, Inc.	13,182	590,290
Furmanite Corp. (a)	18,882	153,322
HC2 Holdings, Inc. (a)	9,851	88,166
MasTec, Inc. (a)	33,823	672,063
Mistras Group, Inc. (a)	8,358	158,635
MYR Group, Inc. (a)	10,641	329,445
Power Solutions International, Inc. (a)	2,383	128,730
Tetra Tech, Inc.	30,344	778,020
VSE Corp.	2,192	117,294

		4,525,505
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A	10,988	337,112
Ascent Capital Group, Inc., Class A (a)	6,630	283,366
Carmike Cinemas, Inc. (a)	12,396	328,990
DreamWorks Animation SKG, Inc., Class A (a)	38,239	1,008,745
IMAX Corp. (a)	30,384	1,223,564
Reading International, Inc., Class A (a)	8,327	115,329
Rentrak Corp. (a)	6,408	447,278
World Wrestling Entertainment, Inc. (b)	15,096	249,084

		3,993,468

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	41

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	28,264	$929,038
The Brink’s Co.	24,580	723,389
G&K Services, Inc., Class A	10,037	693,958
Healthcare Services Group, Inc.	35,894	1,186,297
MSA Safety, Inc.	14,897	722,653
SP Plus Corp. (a)	8,554	223,345
UniFirst Corp.	7,496	838,428

		5,317,108
Fertilizers — 0.0%
Intrepid Potash, Inc. (a)	28,319	338,129
Rentech, Inc. (a)	83,520	89,366

		427,495
Financial Data & Systems — 0.8%
Advent Software, Inc.	26,627	1,177,180
Cardtronics, Inc. (a)	22,826	845,703
Cass Information Systems, Inc.	5,838	328,212
Euronet Worldwide, Inc. (a)	26,243	1,619,193
EVERTEC, Inc.	33,133	703,745
Fair Isaac Corp.	15,778	1,432,327
Global Cash Access Holdings, Inc. (a)	33,500	259,290
Green Dot Corp., Class A (a)	23,128	442,207
Heartland Payment Systems, Inc.	18,572	1,003,817
Xoom Corp. (a)	16,066	338,270

		8,149,944
Food & Staples Retailing — 0.0%
Fairway Group Holdings Corp. (a)(b)	11,330	40,335
Natural Grocers by Vitamin Cottage, Inc. (a)	4,688	115,418

		155,753
Foods — 1.3%
B&G Foods, Inc.	29,115	830,651
Boulder Brands, Inc. (a)	27,467	190,621
The Chefs’ Warehouse, Inc. (a)	9,360	198,806
Dean Foods Co.	47,680	770,986
Diamond Foods, Inc. (a)	13,137	412,239
The Fresh Market, Inc. (a)	21,767	699,591
Freshpet, Inc. (a)(b)	10,288	191,357
Inventure Foods, Inc. (a)	9,730	98,760
J&J Snack Foods Corp.	7,459	825,488
John B Sanfilippo & Son, Inc.	4,336	225,039
Lancaster Colony Corp.	9,251	840,453
Lifeway Foods, Inc. (a)	2,337	44,847
Medifast, Inc. (a)	5,679	183,545
Natural Health Trends Corp.	4,016	166,503
Nature’s Sunshine Products, Inc.	5,208	71,610
Nutraceutical International Corp. (a)	4,096	101,335
Omega Protein Corp. (a)	11,252	154,715
Post Holdings, Inc. (a)	27,696	1,493,645
Seneca Foods Corp., Class A (a)	4,094	113,690
Senomyx, Inc. (a)	21,732	116,484
Snyders-Lance, Inc.	24,540	791,906
SpartanNash Co.	18,967	617,186
Synutra International, Inc. (a)	10,871	77,728
Tootsie Roll Industries, Inc.	9,349	302,066
TreeHouse Foods, Inc. (a)	21,630	1,752,679
United Natural Foods, Inc. (a)	25,234	1,606,901

		12,878,831
Forest Products — 0.2%
Boise Cascade Co. (a)	20,196	740,789
Deltic Timber Corp.	5,603	378,987
Universal Forest Products, Inc.	10,223	531,903

		1,651,679
Common Stocks	Shares	Value
Forms & Bulk Printing Services — 0.3%
Deluxe Corp.	25,211	1,563,082
Ennis, Inc.	12,955	240,833
InnerWorkings, Inc. (a)	18,256	121,768
Multi-Color Corp.	6,396	408,576
Quad/Graphics, Inc.	14,390	266,359

		2,600,618
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	5,374	90,391
Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	8,440	201,547
Hillenbrand, Inc.	31,745	974,572
Matthews International Corp., Class A	16,567	880,370

		2,056,489
Gas Pipeline — 0.2%
SemGroup Corp., Class A	22,146	1,760,164
Glass — 0.1%
Apogee Enterprises, Inc.	14,725	775,124
Gold — 0.0%
Coeur Mining, Inc. (a)	68,594	391,672
Health Care Equipment & Supplies — 0.0%
Inogen, Inc. (a)	7,980	355,908
Health Care Facilities — 0.9%
AAC Holdings, Inc. (a)(b)	4,017	174,981
Adeptus Health, Inc., Class A (a)	3,150	299,219
Amsurg Corp. (a)	24,418	1,708,039
Capital Senior Living Corp. (a)	14,900	365,050
The Ensign Group, Inc.	12,796	653,364
Five Star Quality Care, Inc. (a)	21,077	101,170
Genesis Healthcare, Inc. (a)	18,165	119,889
Hanger, Inc. (a)	18,019	422,365
HealthSouth Corp.	46,145	2,125,439
Kindred Healthcare, Inc.	42,150	855,223
National Healthcare Corp.	5,055	328,524
Select Medical Holdings Corp.	52,956	857,887
Surgical Care Affiliates, Inc. (a)	10,789	414,082
U.S. Physical Therapy, Inc.	6,178	338,307

		8,763,539
Health Care Management Services — 0.5%
BioScrip, Inc. (a)(b)	33,637	122,102
Computer Programs & Systems, Inc.	5,622	300,327
Magellan Health Services, Inc. (a)	13,790	966,265
Molina Healthcare, Inc. (a)	17,828	1,253,308
Triple-S Management Corp., Class B (a)	12,310	315,875
Universal American Corp. (a)	24,839	251,371
WellCare Health Plans, Inc. (a)	22,236	1,886,280

		5,095,528
Health Care Services — 2.0%
Accelerate Diagnostics, Inc. (a)(b)	10,948	282,568
Addus HomeCare Corp. (a)	3,333	92,857
Air Methods Corp. (a)	19,828	819,690
Alliance HealthCare Services, Inc. (a)	2,417	45,174
Almost Family, Inc. (a)	3,693	147,388
Amedisys, Inc. (a)	14,192	563,848
AMN Healthcare Services, Inc. (a)	24,053	759,834
Cara Therapeutics, Inc. (a)	8,238	100,092
Care.com, Inc. (a)	9,282	54,949
Catalent, Inc. (a)	42,215	1,238,166
Chemed Corp.	8,633	1,131,786
Civitas Solutions, Inc. (a)	5,970	127,340
Corvel Corp. (a)	4,319	138,294
Cross Country Healthcare, Inc. (a)	16,586	210,310
ExamWorks Group, Inc. (a)	20,865	815,821

See Notes to Financial Statements.

42	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Services (concluded)
Flexion Therapeutics, Inc. (a)	6,972	$152,617
Globus Medical, Inc., Class A (a)	35,001	898,476
HealthEquity, Inc. (a)	18,212	583,695
Healthways, Inc. (a)	15,761	188,817
HMS Holdings Corp. (a)	44,885	770,675
IPC The Hospitalist Co., Inc. (a)	8,759	485,161
LHC Group, Inc. (a)	6,526	249,620
Medidata Solutions, Inc. (a)	27,898	1,515,419
MiMedx Group, Inc. (a)	54,797	635,097
NeoGenomics, Inc. (a)	26,425	142,959
Nobilis Health Corp. (a)	15,632	106,298
Omnicell, Inc. (a)	18,184	685,719
OvaScience, Inc. (a)	11,874	343,515
PharMerica Corp. (a)	15,382	512,221
Phibro Animal Health Corp., Class A	8,877	345,670
Press Ganey Holdings, Inc. (a)	5,256	150,690
Quality Systems, Inc.	25,050	415,078
Ryman Hospitality Properties	22,130	1,175,324
T2 Biosystems, Inc. (a)(b)	4,481	72,727
Team Health Holdings, Inc. (a)	36,337	2,373,896
Tetraphase Pharmaceuticals, Inc. (a)	18,227	864,689
WebMD Health Corp. (a)	19,096	845,571

		20,042,051
Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	30,752	678,389
The Providence Service Corp. (a)	6,900	305,532

		983,921
Home Building — 0.8%
Beazer Homes USA, Inc. (a)	14,371	286,701
Century Communities, Inc. (a)	7,764	156,289
Hovnanian Enterprises, Inc., Class A (a)	61,577	163,795
Installed Building Products, Inc. (a)	10,100	247,248
KB Home	41,715	692,469
LGI Homes, Inc. (a)	7,278	143,959
M/I Homes, Inc. (a)	12,688	313,013
MDC Holdings, Inc.	20,057	601,108
Meritage Homes Corp. (a)	20,186	950,559
The New Home Co., Inc. (a)	4,542	78,259
The Ryland Group, Inc.	23,798	1,103,513
Standard Pacific Corp. (a)	75,031	668,526
Taylor Morrison Home Corp., Class A (a)	16,565	337,263
Tile Shop Holdings, Inc. (a)	13,826	196,191
TRI Pointe Homes, Inc. (a)	81,785	1,251,311
WCI Communities, Inc. (a)	7,909	192,901
William Lyon Homes, Class A (a)	10,049	257,958

		7,641,063
Hotel/Motel — 0.3%
Belmond Ltd., Class A (a)	49,824	622,302
Bloomin’ Brands, Inc.	62,486	1,334,076
Intrawest Resorts Holdings, Inc. (a)	8,878	103,162
La Quinta Holdings, Inc. (a)	48,102	1,099,131
The Marcus Corp.	9,552	183,207
Morgans Hotel Group Co. (a)	15,169	102,239

		3,444,117
Household Appliances — 0.0%
National Presto Industries, Inc.	2,417	194,133
Household Equipment & Products — 0.2%
Central Garden and Pet Co., Class A (a)	21,446	244,699
CSS Industries, Inc.	4,754	143,808
Helen of Troy Ltd. (a)	14,346	1,398,592
Libbey, Inc.	11,072	457,606

		2,244,705
Common Stocks	Shares	Value
Household Furnishings — 0.3%
American Woodmark Corp. (a)	6,582	361,023
Bassett Furniture Industries, Inc.	5,356	152,164
Ethan Allen Interiors, Inc.	12,905	339,918
Flexsteel Industries, Inc.	2,845	122,591
Hooker Furniture Corp.	5,286	132,731
Kirkland’s, Inc.	8,694	242,302
La-Z-Boy, Inc.	25,837	680,547
Lifetime Brands, Inc.	5,683	83,938
Select Comfort Corp. (a)	26,450	795,351

		2,910,565
Insurance: Life — 0.7%
American Equity Investment Life Holding Co.	39,284	1,059,882
Citizens, Inc. (a)(b)	23,875	178,108
CNO Financial Group, Inc.	99,805	1,831,422
FBL Financial Group, Inc., Class A	4,831	278,845
Fidelity & Guaranty Life	5,714	135,022
Independence Holding Co.	3,763	49,634
Kansas City Life Insurance Co.	1,689	77,204
National Western Life Insurance Co., Class A	1,168	279,724
Primerica, Inc.	25,957	1,185,975
Symetra Financial Corp.	37,909	916,261
Third Point Reinsurance Ltd. (a)	42,394	625,312
Trupanion, Inc. (a)(b)	7,663	63,143

		6,680,532
Insurance: Multi-Line — 0.3%
Atlas Financial Holdings, Inc. (a)	5,540	109,858
Crawford & Co., Class B	14,312	120,650
eHealth, Inc. (a)	8,809	111,786
Horace Mann Educators Corp.	20,750	754,885
James River Group Holdings, Ltd.	5,672	146,735
Kemper Corp.	21,938	845,710
Maiden Holdings Ltd.	25,832	407,629
PICO Holdings, Inc. (a)	11,508	169,398

		2,666,651
Insurance: Property-Casualty — 1.6%
Amerisafe, Inc.	9,562	449,988
Argo Group International Holdings Ltd.	14,087	784,646
Baldwin & Lyons, Inc., Class B	4,830	111,187
Donegal Group, Inc., Class A	3,937	59,961
EMC Insurance Group, Inc.	3,868	96,971
Employers Holdings, Inc.	16,150	367,897
Enstar Group Ltd. (a)	4,482	694,486
Essent Group Ltd. (a)	28,043	766,976
Federated National Holding Co.	7,395	178,959
First American Financial Corp.	54,850	2,040,968
Global Indemnity PLC (a)	4,182	117,431
Greenlight Capital Re Ltd. (a)	14,730	429,674
Hallmark Financial Services, Inc. (a)	7,397	84,178
HCI Group, Inc.	4,591	202,968
Heritage Insurance Holdings, Inc. (a)	12,590	289,444
Hilltop Holdings, Inc. (a)	38,538	928,380
Infinity Property & Casualty Corp.	5,767	437,369
Meadowbrook Insurance Group, Inc.	26,419	227,203
Montpelier Re Holdings Ltd.	18,375	725,813
National General Holdings Corp.	18,094	376,898
National Interstate Corp.	3,452	94,309
The Navigators Group, Inc. (a)	5,315	412,231
NMI Holdings, Inc., Class A (a)	24,790	198,816
OneBeacon Insurance Group Ltd.	11,422	165,733
Radian Group, Inc.	97,024	1,820,170
RLI Corp.	21,806	1,120,610
Safety Insurance Group, Inc.	7,286	420,475
Selective Insurance Group, Inc.	28,951	812,076
State Auto Financial Corp.	7,494	179,481

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	43

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance: Property-Casualty (concluded)
State National Cos., Inc.	15,337	$166,100
Stewart Information Services Corp.	11,509	458,058
United Fire Group, Inc.	10,257	336,019
United Insurance Holdings Corp.	8,785	136,519
Universal Insurance Holdings, Inc.	16,642	402,736

		16,094,730
International Trade & Diversified Logistic — 0.0%
Radiant Logistics, Inc. (a)	12,815	93,678
Vectrus, Inc. (a)	5,393	134,124

		227,802
Internet Software & Services — 0.4%
Amber Road, Inc. (a)	8,515	59,775
ChannelAdvisor Corp. (a)	10,650	127,268
Coupons.com, Inc. (a)(b)	30,608	330,260
Everyday Health, Inc. (a)	10,769	137,628
Global Eagle Entertainment, Inc. (a)	23,293	303,275
Gogo, Inc. (a)	28,337	607,262
GrubHub, Inc. (a)	37,916	1,291,798
OPOWER, Inc. (a)(b)	13,096	150,735
TrueCar, Inc. (a)	24,670	295,793
Zendesk, Inc. (a)	27,069	601,203

		3,904,997
Leisure Time — 1.3%
Black Diamond, Inc. (a)	11,480	106,075
Callaway Golf Co.	39,626	354,257
Churchill Downs, Inc.	6,916	864,846
ClubCorp Holdings, Inc.	22,085	527,390
Escalade, Inc.	5,267	96,860
International Speedway Corp., Class A	14,029	514,443
Interval Leisure Group, Inc.	19,766	451,653
Johnson Outdoors, Inc.	2,558	60,241
Liberty TripAdvisor Holdings, Inc., Series A (a)	37,635	1,212,600
Marriott Vacations Worldwide Corp.	13,365	1,226,239
Nautilus, Inc. (a)	16,044	345,106
Orbitz Worldwide, Inc. (a)	56,395	644,031
Pool Corp.	21,921	1,538,416
SeaWorld Entertainment, Inc.	34,381	633,986
SFX Entertainment, Inc. (a)	23,327	104,738
Smith & Wesson Holding Corp. (a)	27,304	452,973
Speedway Motorsports, Inc.	5,963	135,062
Sturm Ruger & Co., Inc.	9,463	543,649
Travelport Worldwide, Ltd.	53,100	731,718
Vail Resorts, Inc.	18,365	2,005,458
West Marine, Inc. (a)	9,077	87,502

		12,637,243
Luxury Items — 0.0%
Movado Group, Inc.	8,187	222,359
Machinery: Agricultural — 0.1%
Alamo Group, Inc.	4,863	265,714
Lindsay Corp. (b)	5,927	521,043
Titan International, Inc.	21,933	235,560
Titan Machinery, Inc. (a)	8,644	127,326

		1,149,643
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	9,492	396,955
Douglas Dynamics, Inc.	11,342	243,626
NACCO Industries, Inc., Class A	2,123	128,994

		769,575
Machinery: Engines — 0.0%
Briggs & Stratton Corp.	22,477	432,907
Common Stocks	Shares	Value
Machinery: Industrial — 0.9%
Actuant Corp., Class A	30,184	696,948
Altra Industrial Motion Corp.	13,268	360,624
Applied Industrial Technologies, Inc.	20,252	802,992
Chart Industries, Inc. (a)	15,424	551,408
Columbus McKinnon Corp.	10,142	253,550
DXP Enterprises, Inc. (a)	6,382	296,763
EnPro Industries, Inc.	11,553	661,063
The ExOne Co. (a)(b)	5,368	59,585
Graham Corp.	5,169	105,913
Hyster-Yale Materials Handling, Inc.	4,764	330,050
John Bean Technologies Corp.	14,697	552,460
Kadant, Inc.	5,539	261,441
MTS Systems Corp.	7,447	513,471
Omega Flex, Inc.	1,603	60,369
Proto Labs, Inc. (a)	11,746	792,620
Tennant Co.	9,211	601,847
Twin Disc, Inc.	4,060	75,678
Woodward, Inc.	32,894	1,808,841

		8,785,623
Machinery: Specialty — 0.1%
Albany International Corp., Class A	14,254	567,309
Hurco Cos., Inc.	3,407	117,950
Xerium Technologies, Inc. (a)	5,882	107,053

		792,312
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	4,480	337,971
Medical & Dental Instruments & Supplies — 2.1%
ABIOMED, Inc. (a)	21,084	1,385,851
AngioDynamics, Inc. (a)	12,988	213,003
Anika Therapeutics, Inc. (a)	7,386	243,960
Antares Pharma, Inc. (a)	78,893	164,097
AtriCure, Inc. (a)	14,373	354,151
Atrion Corp.	731	286,779
Cantel Medical Corp.	17,518	940,191
Cardiovascular Systems, Inc. (a)	15,890	420,290
Cerus Corp. (a)(b)	48,327	250,817
CONMED Corp.	14,015	816,654
CryoLife, Inc.	13,449	151,705
Cutera, Inc. (a)	7,241	112,091
Endologix, Inc. (a)	34,147	523,815
Entellus Medical, Inc. (a)	2,877	74,428
Exactech, Inc. (a)	5,314	110,691
Halyard Health, Inc. (a)	23,580	954,990
HeartWare International, Inc. (a)	8,786	638,654
ICU Medical, Inc. (a)	7,205	689,230
Insulet Corp. (a)	28,752	890,881
Integra LifeSciences Holdings Corp. (a)	13,034	878,101
Intersect ENT, Inc. (a)	7,019	200,954
Invacare Corp.	16,510	357,111
InVivo Therapeutics Holdings Corp. (a)	13,461	217,395
K2M Group Holdings, Inc. (a)	8,873	213,129
Landauer, Inc.	4,746	169,147
LDR Holding Corp. (a)	11,791	509,961
LeMaitre Vascular, Inc.	5,810	70,069
Meridian Bioscience, Inc.	21,091	393,136
Merit Medical Systems, Inc. (a)	22,353	481,484
NanoString Technologies, Inc. (a)	6,373	98,272
Navidea Biopharmaceuticals, Inc. (a)(b)	75,861	122,136
Neogen Corp. (a)	18,658	885,136
NuVasive, Inc. (a)	24,682	1,169,433
Ocular Therapeutix, Inc. (a)	6,591	138,609
OraSure Technologies, Inc. (a)	29,024	156,439
Orthofix International NV (a)	9,601	317,985
Owens & Minor, Inc.	32,237	1,096,058
Quidel Corp. (a)	14,730	338,054

See Notes to Financial Statements.

44	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (concluded)
Second Sight Medical Products, Inc. (a)(b)	6,032	$82,096
Sientra, Inc. (a)	3,611	91,106
Staar Surgical Co. (a)	19,415	187,549
STERIS Corp.	30,371	1,957,107
SurModics, Inc. (a)	6,790	159,022
Tornier NV (a)	18,399	459,791
TransEnterix, Inc. (a)	17,684	53,052
Unilife Corp. (a)(b)	59,582	128,101
Utah Medical Products, Inc.	1,996	119,021
Vascular Solutions, Inc. (a)	9,059	314,528

		20,586,260
Medical Equipment — 1.1%
Abaxis, Inc.	11,436	588,725
Accuray, Inc. (a)	39,784	268,144
Affymetrix, Inc. (a)	39,044	426,360
Analogic Corp.	6,341	500,305
Corindus Vascular Robotics, Inc. (a)	11,369	39,905
Cyberonics, Inc. (a)	13,286	789,986
Cynosure, Inc., Class A (a)	11,409	440,159
Fluidigm Corp. (a)	14,506	351,045
Greatbatch, Inc. (a)	13,031	702,632
Haemonetics Corp. (a)	26,370	1,090,663
iRadimed Corp. (a)	1,428	33,230
Luminex Corp. (a)	21,350	368,501
Masimo Corp. (a)	22,307	864,173
Merge Healthcare, Inc. (a)	34,916	167,597
Natus Medical, Inc. (a)	16,779	714,114
Nevro Corp. (a)	7,666	412,047
NxStage Medical, Inc. (a)	31,908	455,806
Oxford Immunotec Global PLC (a)	10,112	140,051
Spectranetics Corp. (a)	21,553	495,935
Tandem Diabetes Care, Inc. (a)	8,882	96,281
Thoratec Corp. (a)	27,521	1,226,611
Zeltiq Aesthetics, Inc. (a)	16,325	481,098

		10,653,368
Medical Services — 0.2%
Bio-Reference Laboratories, Inc. (a)	12,447	513,439
PAREXEL International Corp. (a)	27,892	1,793,734

		2,307,173
Metal Fabricating — 0.7%
Advanced Drainage Systems, Inc.	16,998	498,551
Global Brass & Copper Holdings, Inc.	10,997	187,059
Haynes International, Inc.	6,179	304,748
Lawson Products, Inc. (a)	2,646	62,128
LB Foster Co., Class A	5,364	185,648
MRC Global, Inc. (a)	51,907	801,444
Mueller Industries, Inc.	28,792	999,658
Mueller Water Products, Inc., Series A	81,198	738,902
NN, Inc.	9,663	246,600
Northwest Pipe Co. (a)	4,954	100,913
RBC Bearings, Inc. (a)	11,772	844,759
Rexnord Corp. (a)	51,218	1,224,622
RTI International Metals, Inc. (a)	15,598	491,649
Worthington Industries, Inc.	24,264	729,376

		7,416,057
Metals & Minerals: Diversified — 0.5%
Cliffs Natural Resources, Inc.	77,274	334,596
Commercial Metals Co.	58,733	944,427
Energy Fuels, Inc. (a)	20,681	92,030
Globe Specialty Metals, Inc.	32,723	579,197
Hecla Mining Co.	186,754	491,163
Materion Corp.	10,180	358,845
Minerals Technologies, Inc.	17,550	1,195,682
Oil-Dri Corp. of America	2,507	76,163
Common Stocks	Shares	Value
Metals & Minerals: Diversified (concluded)
Ring Energy, Inc. (a)	10,135	113,411
SunCoke Energy, Inc.	32,957	428,441
U.S. Silica Holdings, Inc. (b)	26,943	791,046
United States Lime & Minerals, Inc.	890	51,727

		5,456,728
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	55,881	434,195
Eastman Kodak Co. (a)	8,717	146,446
Electronics for Imaging, Inc. (a)	23,589	1,026,357
Essendant, Inc.	19,371	760,312
Herman Miller, Inc.	30,038	868,999
HNI Corp.	22,464	1,149,034
Kimball International, Inc., Class B	17,323	210,648
Knoll, Inc.	24,637	616,664
Steelcase, Inc., Class A	41,953	793,331

		6,005,986
Offshore Drilling & Other Services — 0.1%
Atwood Oceanics, Inc.	32,692	864,376
North Atlantic Drilling, Ltd. (b)	31,845	37,896

		902,272
Oil Well Equipment & Services — 0.8%
Basic Energy Services, Inc. (a)	21,305	160,853
C&J Energy Services, Ltd. (a)	28,322	373,850
Exterran Holdings, Inc.	34,967	1,141,673
Flotek Industries, Inc. (a)	27,147	340,152
FMSA Holdings, Inc. (a)(b)	32,268	264,275
Forum Energy Technologies, Inc. (a)	29,949	607,366
Helix Energy Solutions Group, Inc. (a)	53,537	676,172
Hornbeck Offshore Services, Inc. (a)	16,334	335,337
Independence Contract Drilling, Inc. (a)	7,954	70,552
ION Geophysical Corp. (a)	69,466	74,329
Key Energy Services, Inc. (a)	65,166	117,299
Matrix Service Co. (a)	13,526	247,255
McDermott International, Inc. (a)	120,551	643,742
Natural Gas Services Group, Inc. (a)	6,489	148,079
Newpark Resources, Inc. (a)	42,748	347,541
Oil States International, Inc. (a)	25,983	967,347
Parker Drilling Co. (a)	62,992	209,133
RigNet, Inc. (a)	5,995	183,267
SEACOR Holdings, Inc. (a)	9,211	653,428
Seventy Seven Energy, Inc. (a)	28,150	120,764
Tesco Corp.	19,286	210,217
TETRA Technologies, Inc. (a)	40,912	261,019

		8,153,650
Oil, Gas & Consumable Fuels — 0.3%
Ardmore Shipping Corp.	8,853	107,210
CARBO Ceramics, Inc.	9,867	410,763
DHT Holdings, Inc.	47,135	366,239
Dorian LPG, Ltd. (a)	12,481	208,183
EXCO Resources, Inc. (b)	82,713	97,601
Gastar Exploration, Inc. (a)	40,950	126,536
Navios Maritime Acq Corp.	42,424	152,302
Pacific Ethanol, Inc. (a)	12,821	132,313
Parsley Energy, Inc., Class A (a)	41,984	731,361
Plug Power, Inc. (a)(b)	86,846	212,773
RSP Permian, Inc. (a)	27,506	773,194
TransAtlantic Petroleum, Ltd. (a)	12,247	62,582

		3,381,057
Oil: Crude Producers — 1.2%
Abraxas Petroleum Corp. (a)	48,961	144,435
Approach Resources, Inc. (a)(b)	18,399	126,033
Bill Barrett Corp. (a)	25,000	214,750
Bonanza Creek Energy, Inc. (a)	25,029	456,779

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	45

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil: Crude Producers (concluded)
Callon Petroleum Co. (a)	33,498	$278,703
Carrizo Oil & Gas, Inc. (a)	25,970	1,278,763
Clayton Williams Energy, Inc. (a)	2,984	196,198
Contango Oil & Gas Co. (a)	9,059	111,154
Earthstone Energy, Inc. (a)	522	10,195
Eclipse Resources Corp. (a)	23,641	124,352
Energy XXI Bermuda Ltd. (b)	46,331	121,850
Erin Energy Corp. (a)	6,870	26,862
Evolution Petroleum Corp.	11,718	77,222
Halcon Resources Corp. (a)(b)	184,622	214,161
Isramco, Inc. (a)	423	58,382
Jones Energy, Inc., Class A (a)	14,507	131,288
Magnum Hunter Resources Corp. (a)(b)	103,524	193,590
Northern Oil and Gas, Inc. (a)(b)	30,961	209,606
Oasis Petroleum, Inc. (a)	70,130	1,111,560
ONE Gas, Inc.	26,522	1,128,776
Panhandle Oil and Gas, Inc.	8,194	169,534
PDC Energy, Inc. (a)	20,233	1,085,298
Penn Virginia Corp. (a)	35,187	154,119
Rex Energy Corp. (a)(b)	25,023	139,879
Rosetta Resources, Inc. (a)	38,135	882,444
Sanchez Energy Corp. (a)(b)	26,337	258,103
SandRidge Energy, Inc. (a)	216,280	189,678
Stone Energy Corp. (a)	28,859	363,335
Synergy Resources Corp. (a)	52,340	598,246
Triangle Petroleum Corp. (a)(b)	24,052	120,741
Ultra Petroleum Corp. (a)	77,245	967,107
Unit Corp. (a)	25,266	685,214
W&T Offshore, Inc. (b)	17,460	95,681

		11,924,038
Oil: Refining & Marketing — 0.4%
Adams Resources & Energy, Inc.	1,047	46,696
Alon USA Energy, Inc.	15,803	298,677
Clean Energy Fuels Corp. (a)(b)	35,418	199,049
Delek U.S. Holdings, Inc.	29,031	1,068,921
Par Petroleum Corp. (a)	7,858	147,102
Renewable Energy Group, Inc. (a)	22,243	257,129
Trecora Resources (a)	10,200	154,020
Western Refining, Inc.	35,905	1,566,176

		3,737,770
Paints & Coatings — 0.2%
Chase Corp.	3,622	143,974
Ferro Corp. (a)	36,806	617,605
HB Fuller Co.	25,433	1,033,088
Kronos Worldwide, Inc.	10,761	117,941

		1,912,608
Paper — 0.3%
Clearwater Paper Corp. (a)	9,680	554,664
KapStone Paper and Packaging Corp.	43,252	999,986
Neenah Paper, Inc.	8,574	505,523
PH Glatfelter Co.	22,070	485,319
Schweitzer-Mauduit International, Inc.	15,501	618,180
Wausau Paper Corp.	21,172	194,359

		3,358,031
Personal Care — 0.1%
Orchids Paper Products Co.	4,656	112,070
USANA Health Sciences, Inc. (a)	2,890	394,947
WD-40 Co.	7,290	635,397

		1,142,414
Pharmaceuticals — 2.7%
Abeona Therapeutics, Inc. (a)	5,115	25,882
ACADIA Pharmaceuticals, Inc. (a)	40,208	1,683,911
Achillion Pharmaceuticals, Inc. (a)	59,245	524,911
Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Adamas Pharmaceuticals, Inc. (a)	5,107	133,906
Aerie Pharmaceuticals, Inc. (a)	10,372	183,066
Agile Therapeutics, Inc. (a)	5,082	43,654
Amphastar Pharmaceuticals, Inc. (a)	15,947	280,348
Anacor Pharmaceuticals, Inc. (a)	20,683	1,601,485
Aratana Therapeutics, Inc. (a)	14,918	225,560
Biospecifics Technologies Corp. (a)	2,477	127,813
Cambrex Corp. (a)	15,865	697,108
Cempra, Inc. (a)	16,127	554,124
Chimerix, Inc. (a)	20,814	961,607
Concert Pharmaceuticals, Inc. (a)	7,744	115,308
Corcept Therapeutics, Inc. (a)	31,181	187,398
CorMedix, Inc. (a)	15,797	61,292
Depomed, Inc. (a)	30,340	651,096
Dicerna Pharmaceuticals, Inc. (a)	7,570	105,602
Durect Corp. (a)	56,290	134,533
Eagle Pharmaceuticals, Inc. (a)	4,344	351,256
Enanta Pharmaceuticals, Inc. (a)	8,061	362,664
Endocyte, Inc. (a)	18,683	96,965
Esperion Therapeutics, Inc. (a)	6,641	542,968
Foamix Pharmaceuticals, Ltd. (a)	11,294	115,764
Furiex Pharamceuticals, Inc.	3,003	30,030
Heska Corp. (a)	2,831	84,052
Immune Design Corp. (a)	5,653	116,734
Impax Laboratories, Inc. (a)	36,196	1,662,120
Infinity Pharmaceuticals, Inc. (a)	24,731	270,804
Intra-Cellular Therapies, Inc. (a)	10,951	349,884
Ironwood Pharmaceuticals, Inc. (a)	63,038	760,238
Kite Pharma, Inc. (a)(b)	14,550	887,113
La Jolla Pharmaceutical Co. (a)	5,774	141,521
Lannett Co., Inc. (a)	13,431	798,339
The Medicines Co. (a)	33,470	957,577
Otonomy, Inc. (a)	7,411	170,379
Pacira Pharmaceuticals, Inc. (a)	18,380	1,299,834
Paratek Pharmaceuticals, Inc.	6,034	155,496
Pernix Therapeutics Holdings (a)	22,249	131,714
Portola Pharmaceuticals, Inc. (a)	23,285	1,060,632
Pozen, Inc. (a)	15,228	157,001
Prestige Brands Holdings, Inc. (a)	26,425	1,221,892
Radius Health, Inc. (a)	14,749	998,507
Relypsa, Inc. (a)	16,416	543,205
Revance Therapeutics, Inc. (a)	7,820	250,084
Sagent Pharmaceuticals, Inc. (a)	11,067	269,039
Sciclone Pharmaceuticals, Inc. (a)	25,294	248,387
Spectrum Pharmaceuticals, Inc. (a)	34,547	236,301
Supernus Pharmaceuticals, Inc. (a)	17,337	294,382
TG Therapeutics, Inc. (a)	17,847	296,082
TherapeuticsMD, Inc. (a)	64,170	504,376
Theravance Biopharma, Inc. (a)	12,778	166,370
Ultragenyx Pharmaceutical, Inc. (a)	18,084	1,851,621
Vivus, Inc. (a)	53,157	125,451
XenoPort, Inc. (a)	29,153	178,708
Zafgen, Inc. (a)	8,270	286,390
Zogenix, Inc. (a)	77,706	130,546
ZS Pharma, Inc. (a)	9,141	478,897

		26,881,927
Plastics — 0.1%
A. Schulman, Inc.	14,746	644,695
Core Molding Technologies, Inc. (a)	3,900	89,076
Ply Gem Holdings, Inc. (a)	11,372	134,076
Trinseo SA (a)	5,885	157,953

		1,025,800
Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc. (a)	20,708	569,263
Generac Holdings, Inc. (a)	34,965	1,389,859

See Notes to Financial Statements.

46	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Power Transmission Equipment (concluded)
Powell Industries, Inc.	4,558	$160,305
Vicor Corp. (a)	8,613	104,992

		2,224,419
Precious Metals & Minerals — 0.1%
Horsehead Holding Corp. (a)	28,563	334,759
Stillwater Mining Co. (a)	61,119	708,369

		1,043,128
Printing & Copying Services — 0.2%
Casella Waste Systems, Inc. (a)	19,940	111,864
Cimpress NV (a)	16,558	1,393,521

		1,505,385
Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	24,706	269,790
Park-Ohio Holdings Corp.	4,451	215,695

		485,485
Production Technology Equipment — 0.8%
Axcelis Technologies, Inc. (a)	56,296	166,636
Brooks Automation, Inc.	34,117	390,640
Cohu, Inc.	12,782	169,106
Entegris, Inc. (a)	70,632	1,029,108
FEI Co.	20,908	1,733,900
GSI Group, Inc. (a)	17,126	257,404
Mattson Technology, Inc. (a)	37,511	125,662
MKS Instruments, Inc.	26,921	1,021,383
Nanometrics, Inc. (a)	12,021	193,779
Photronics, Inc. (a)	33,432	317,938
Rudolph Technologies, Inc. (a)	16,254	195,211
Tessera Technologies, Inc.	26,607	1,010,534
Ultra Clean Holdings, Inc. (a)	16,532	102,994
Ultratech, Inc. (a)	13,931	258,559
Veeco Instruments, Inc. (a)	20,348	584,801

		7,557,655
Publishing — 0.6%
Daily Journal Corp. (a)	553	108,670
Eros International PLC (a)	14,187	356,377
Journal Media Group, Inc.	12,144	100,674
Martha Stewart Living Omnimedia, Class A (a)	15,328	95,647
Media General, Inc. (a)	48,441	800,245
Meredith Corp.	18,536	966,652
New Media Investment Group, Inc.	22,728	407,513
The New York Times Co., Class A	69,511	948,825
Scholastic Corp.	13,441	593,151
Time, Inc.	55,364	1,273,926
Tribune Publishing Co.	9,951	154,639

		5,806,319
Radio & TV Broadcasters — 0.3%
Central European Media Enterprises Ltd. (a)	36,951	80,553
Crown Media Holdings, Inc., Class A (a)	16,618	75,113
Cumulus Media, Inc., Class A (a)	71,457	145,058
Entercom Communications Corp., Class A (a)	13,402	153,051
Entravision Communications Corp., Class A	32,657	268,767
Gray Television, Inc. (a)	32,299	506,448
Nexstar Broadcasting Group, Inc., Class A	15,817	885,752
Saga Communications, Inc., Class A	1,880	71,158
Sinclair Broadcast Group, Inc., Class A	33,537	936,018
Townsquare Media, Inc. (a)	3,693	50,151

		3,172,069
Railroad Equipment — 0.1%
American Railcar Industries, Inc.	4,779	232,451
FreightCar America, Inc.	6,444	134,551
The Greenbrier Cos., Inc.	13,384	627,040

		994,042
Common Stocks	Shares	Value
Real Estate — 0.3%
AV Homes, Inc. (a)	5,788	83,174
Consolidated-Tomoka Land Co.	2,227	128,364
Forestar Group, Inc. (a)	17,064	224,562
HFF, Inc., Class A	19,017	793,579
Kennedy-Wilson Holdings, Inc.	46,768	1,150,025
The St. Joe Co. (a)	16,367	254,180
Tejon Ranch Co. (a)	6,769	174,031

		2,807,915
Real Estate Investment Trusts (REITs) — 8.1%
Acadia Realty Trust	34,925	1,016,667
AG Mortgage Investment Trust, Inc.	15,052	260,099
Agree Realty Corp.	8,964	261,480
Alexander & Baldwin, Inc.	24,835	978,499
Alexander’s, Inc.	1,055	432,550
Altisource Residential Corp.	29,235	492,610
American Assets Trust, Inc.	13,915	545,607
American Capital Mortgage Investment Corp.	26,300	420,537
American Residential Properties, Inc.	16,221	300,088
Anworth Mortgage Asset Corp.	54,221	267,310
Apollo Commercial Real Estate Finance, Inc.	30,131	495,052
Ares Commercial Real Estate Corp.	14,445	164,529
Armada Hoffler Properties, Inc.	13,803	137,892
ARMOUR Residential REIT, Inc.	179,376	504,047
Ashford Hospitality Prime, Inc.	12,670	190,303
Ashford Hospitality Trust, Inc.	41,667	352,503
Associated Estates Realty Corp.	29,542	845,787
Bluerock Residential Growth REIT, Inc.	9,293	117,649
Campus Crest Communities, Inc.	32,653	180,898
Capstead Mortgage Corp.	48,953	543,378
CareTrust REIT, Inc.	15,655	198,349
Catchmark Timber Trust, Inc.	19,264	222,884
Cedar Realty Trust, Inc.	43,319	277,242
Chambers Street Properties	120,539	958,285
Chatham Lodging Trust	19,622	519,394
Chesapeake Lodging Trust	30,291	923,270
Colony Financial, Inc.	57,316	1,298,207
CorEnergy Infrastructure Trust, Inc.	23,686	149,695
Coresite Realty Corp.	12,394	563,183
Cousins Properties, Inc.	109,781	1,139,527
CubeSmart	84,284	1,952,017
CyrusOne, Inc.	26,916	792,676
CYS Investments, Inc.	83,814	647,882
DCT Industrial Trust, Inc.	44,985	1,414,328
DiamondRock Hospitality Co.	102,034	1,307,056
DuPont Fabros Technology, Inc.	32,189	947,966
Dynex Capital, Inc.	28,921	220,378
Easterly Government Properties, Inc.	7,143	113,717
EastGroup Properties, Inc.	16,296	916,324
Education Realty Trust, Inc.	24,502	768,383
EPR Properties	28,923	1,584,402
Equity One, Inc.	36,763	858,048
Excel Trust, Inc.	32,518	512,809
FelCor Lodging Trust, Inc.	72,650	717,782
First Industrial Realty Trust, Inc.	55,925	1,047,475
First Potomac Realty Trust	29,812	307,064
Franklin Street Properties Corp.	44,899	507,808
Geo Group, Inc.	37,575	1,283,562
Getty Realty Corp.	12,937	211,649
Gladstone Commercial Corp.	10,203	168,962
Government Properties Income Trust	29,574	548,598
Gramercy Property Trust, Inc.	28,979	677,239
Great Ajax Corp.	2,564	36,358
Hatteras Financial Corp.	49,455	806,116
Healthcare Realty Trust, Inc.	50,997	1,186,190
Hersha Hospitality Trust	24,901	638,462
Highwoods Properties, Inc.	47,514	1,898,184

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	47

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Hudson Pacific Properties, Inc.	37,852	$1,073,861
Independence Realty Trust, Inc.	10,869	81,844
InfraREIT, Inc.	11,135	315,789
Inland Real Estate Corp.	43,934	413,858
Invesco Mortgage Capital, Inc.	63,258	905,855
Investors Real Estate Trust	59,657	425,951
iStar Financial, Inc. (a)	43,156	574,838
Kite Realty Group Trust	42,073	1,029,526
KYTHERA Biopharmaceuticals, Inc. (a)	12,976	977,223
LaSalle Hotel Properties	57,289	2,031,468
Lexington Realty Trust	104,634	887,296
LTC Properties, Inc.	18,101	753,002
Mack-Cali Realty Corp.	45,280	834,510
Medical Properties Trust, Inc.	106,405	1,394,970
Monmouth Real Estate Investment Corp., Class A	29,558	287,304
Monogram Residential Trust, Inc.	83,929	757,040
National Health Investors, Inc.	19,023	1,185,133
National Storage Affiliates Trust	11,684	144,882
New Residential Investment Corp.	101,338	1,544,391
New Senior Investment Group, Inc.	33,136	443,028
New York Mortgage Trust, Inc.	57,400	429,352
New York REIT, Inc.	82,531	821,183
NexPoint Residential Trust, Inc.	9,522	127,880
One Liberty Properties, Inc.	6,735	143,321
Orchid Island Capital, Inc.	9,240	103,580
Parkway Properties, Inc.	42,744	745,455
Pebblebrook Hotel Trust	36,398	1,560,746
Pennsylvania Real Estate Investment Trust	35,130	749,674
PennyMac Mortgage Investment Trust (c)	28,817	502,280
Physicians Realty Trust	35,723	548,705
Potlatch Corp.	20,581	726,921
Preferred Apartment Communities, Inc.	10,638	105,848
PS Business Parks, Inc.	9,857	711,183
QTS Realty Trust, Inc., Class A	12,069	439,915
RAIT Financial Trust	38,843	237,331
Ramco-Gershenson Properties Trust	40,339	658,332
Redwood Trust, Inc.	43,404	681,443
Resource Capital Corp.	69,897	270,501
Retail Opportunity Investments Corp.	46,969	733,656
Rexford Industrial Realty, Inc.	28,271	412,191
RLJ Lodging Trust	67,108	1,998,476
Rouse Properties, Inc.	18,374	300,415
Sabra Health Care REIT, Inc.	30,051	773,513
Saul Centers, Inc.	4,925	242,261
Select Income REIT	31,389	647,869
Silver Bay Realty Trust Corp.	18,202	296,511
Sovran Self Storage, Inc.	18,036	1,567,509
STAG Industrial, Inc.	32,752	655,040
Starwood Waypoint Residential Trust	19,278	458,045
STORE Capital Corp.	17,271	347,147
Strategic Hotels & Resorts, Inc. (a)	139,552	1,691,370
Summit Hotel Properties, Inc.	45,468	591,539
Sun Communities, Inc.	23,572	1,457,457
Sunstone Hotel Investors, Inc.	105,974	1,590,670
Terreno Realty Corp.	21,801	429,480
Trade Street Residential, Inc.	8,842	58,888
UMH Properties, Inc.	11,555	113,239
United Development Funding IV	15,103	264,000
Universal Health Realty Income Trust	4,736	220,035
Urban Edge Properties	30,396	631,933
Urstadt Biddle Properties, Inc., Class A	12,676	236,788
Walter Investment Management Corp. (a)(b)	19,281	440,956
Washington Real Estate Investment Trust	34,541	896,339
Western Asset Mortgage Capital Corp. (b)	22,003	324,984
Whitestone REIT	11,742	152,881
Xenia Hotels & Resorts, Inc.	56,345	1,224,940

		81,212,507
Common Stocks	Shares	Value
Recreational Vehicles & Boats — 0.1%
Arctic Cat, Inc.	6,448	214,138
Drew Industries, Inc.	12,132	703,899
Malibu Boats, Inc. (a)	8,851	177,816
Marine Products Corp.	5,203	32,467
Winnebago Industries, Inc.	13,657	322,169

		1,450,489
Rental & Leasing Services: Consumer — 0.1%
Rent-A-Center, Inc.	26,759	758,618
Restaurants — 1.9%
Biglari Holdings, Inc. (a)	836	345,895
BJ’s Restaurants, Inc. (a)	10,806	523,551
Bob Evans Farms, Inc.	11,918	608,414
Bojangles’, Inc. (a)	4,098	97,778
Bravo Brio Restaurant Group, Inc. (a)	8,003	108,441
Buffalo Wild Wings, Inc. (a)	9,581	1,501,247
Carrols Restaurant Group, Inc. (a)	17,760	184,704
The Cheesecake Factory, Inc.	24,537	1,338,125
Cracker Barrel Old Country Store, Inc.	9,672	1,442,676
Dave & Buster’s Entertainment, Inc. (a)	11,442	412,942
Denny’s Corp. (a)	42,834	497,303
Diamond Resorts International, Inc. (a)	21,411	675,517
DineEquity, Inc.	8,563	848,508
El Pollo Loco Holdings, Inc. (a)(b)	6,803	140,890
Ellie Mae, Inc. (a)	14,867	1,037,568
Fiesta Restaurant Group, Inc. (a)	13,561	678,050
The Habit Restaurants, Inc. (a)	5,731	179,323
Jack in the Box, Inc.	18,871	1,663,667
Jamba, Inc. (a)	7,105	110,056
Kona Grill, Inc. (a)	4,111	79,794
Krispy Kreme Doughnuts, Inc. (a)	32,780	631,343
Noodles & Co. (a)(b)	6,315	92,199
Papa John’s International, Inc.	14,621	1,105,494
Papa Murphy’s Holdings, Inc. (a)(b)	4,595	95,208
Popeyes Louisiana Kitchen, Inc. (a)	11,647	698,704
Potbelly Corp. (a)	10,843	132,827
Red Robin Gourmet Burgers, Inc. (a)	7,126	611,553
Ruby Tuesday, Inc. (a)	31,798	199,373
Ruth’s Hospitality Group, Inc.	17,613	283,922
Shake Shack, Inc., Class A (a)(b)	2,905	175,084
Sonic Corp.	26,340	758,592
Texas Roadhouse, Inc.	35,261	1,319,819
Zoe’s Kitchen, Inc. (a)	9,704	397,282

		18,975,849
Scientific Instruments: Control & Filter — 0.3%
Brady Corp., Class A	24,105	596,358
CIRCOR International, Inc.	8,612	469,612
ESCO Technologies, Inc.	13,033	487,565
The Gorman-Rupp Co.	9,441	265,103
Sun Hydraulics Corp.	11,318	431,329
Thermon Group Holdings, Inc. (a)	16,174	389,308
Watts Water Technologies, Inc., Class A	14,159	734,144

		3,373,419
Scientific Instruments: Electrical — 0.5%
Allied Motion Technologies, Inc.	3,211	72,119
AZZ, Inc.	13,028	674,850
EnerSys, Inc.	22,420	1,575,902
Franklin Electric Co., Inc.	23,879	772,008
GrafTech International Ltd. (a)	60,881	301,970
Littelfuse, Inc.	11,339	1,075,958
Preformed Line Products Co.	1,464	55,222
Taser International, Inc. (a)	27,020	900,036

		5,428,065

See Notes to Financial Statements.

48	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	7,222	$458,525
FARO Technologies, Inc. (a)	8,755	408,859
Itron, Inc. (a)	19,350	666,414
Mesa Laboratories, Inc.	1,491	132,550
Vishay Precision Group, Inc. (a)	6,507	97,995

		1,764,343
Scientific Instruments: Pollution Control — 0.2%
Ceco Environmental Corp.	10,878	123,248
Darling International, Inc. (a)	83,414	1,222,849
Heritage-Crystal Clean, Inc. (a)	6,324	92,963
Team, Inc. (a)	10,438	420,130
TRC Cos., Inc. (a)	8,602	87,310
U.S. Ecology, Inc.	10,899	530,999

		2,477,499
Securities Brokerage & Services — 0.4%
BGC Partners, Inc., Class A	91,794	803,198
Gain Capital Holdings, Inc.	16,204	154,910
INTL FCStone, Inc. (a)	7,688	255,549
Investment Technology Group, Inc.	17,454	432,859
Ladenburg Thalmann Financial Services, Inc. (a)	52,307	183,075
MarketAxess Holdings, Inc.	18,825	1,746,395
Virtu Financial, Inc., Class A (a)	9,471	222,379

		3,798,365
Semiconductors & Components — 2.0%
Advanced Micro Devices, Inc. (a)	319,927	767,825
Alpha & Omega Semiconductor Ltd. (a)	10,991	96,061
Amkor Technology, Inc. (a)	49,872	298,235
Applied Micro Circuits Corp. (a)	40,636	274,293
Cavium, Inc. (a)	27,898	1,919,661
Ceva, Inc. (a)	10,357	201,236
Cirrus Logic, Inc. (a)	32,063	1,091,104
Diodes, Inc. (a)	18,764	452,400
DSP Group, Inc. (a)	11,363	117,380
Emcore Corp. (a)	11,880	71,518
Exar Corp. (a)	19,689	192,558
Fairchild Semiconductor International, Inc. (a)	58,798	1,021,909
FormFactor, Inc. (a)	28,639	263,479
Inphi Corp. (a)	19,333	441,952
Integrated Device Technology, Inc. (a)	74,791	1,622,965
Integrated Silicon Solution, Inc.	16,023	354,749
Intersil Corp., Class A	66,325	829,726
IXYS Corp.	12,577	192,428
Kopin Corp. (a)	33,991	117,269
Lattice Semiconductor Corp. (a)	59,005	347,539
MA-COM Technology Solutions Holdings, Inc. (a)	11,843	452,995
MaxLinear, Inc., Class A (a)	26,257	317,710
Micrel, Inc.	22,314	310,165
Microsemi Corp. (a)	48,021	1,678,334
Monolithic Power Systems, Inc.	19,856	1,006,898
OmniVision Technologies, Inc. (a)	29,269	766,701
Pericom Semiconductor Corp.	11,235	147,740
PMC—Sierra, Inc. (a)	88,112	754,239
Power Integrations, Inc.	14,794	668,393
Rambus, Inc. (a)	58,295	844,694
Semtech Corp. (a)	33,514	665,253
Sigma Designs, Inc. (a)	17,633	210,362
Silicon Laboratories, Inc. (a)	21,496	1,160,999
Vishay Intertechnology, Inc.	67,929	793,411

		20,452,181
Semiconductors & Semiconductor Equipment — 0.2%
Ambarella, Inc. (a)(b)	15,812	1,623,734
Cascade Microtech, Inc. (a)	6,955	105,890
Xcerra Corp. (a)	27,612	209,023

		1,938,647
Common Stocks	Shares	Value
Shipping — 0.5%
Eagle Bulk Shipping, Inc. (a)	10,549	73,527
Frontline Ltd. (a)	54,540	133,078
GasLog Ltd.	20,983	418,611
Golden Ocean Group, Ltd. (b)	33,501	128,979
Gulfmark Offshore, Inc., Class A	12,637	146,589
Matson, Inc.	21,956	923,030
Navios Maritime Holdings, Inc.	40,129	149,280
Nordic American Offshore Ltd. (b)	9,448	76,907
Nordic American Tankers Ltd.	45,041	640,933
Safe Bulkers, Inc.	20,456	65,868
Scorpio Tankers, Inc.	90,215	910,269
Ship Finance International Ltd.	29,788	486,140
Teekay Tankers Ltd., Class A	42,715	282,346
Tidewater, Inc.	23,684	538,337
Ultrapetrol Bahamas Ltd. (a)	9,205	10,402
UTI Worldwide, Inc. (a)	46,442	463,956

		5,448,252
Software — 0.4%
Actua Corp. (a)	20,424	291,246
Castlight Health, Inc. (a)(b)	16,824	136,947
Comverse, Inc. (a)	11,210	225,097
Five9, Inc. (a)	11,451	59,889
FleetMatics Group PLC (a)	19,315	904,522
Gigamon, Inc. (a)	13,859	457,208
Globant SA (a)	7,676	233,581
MobileIron, Inc. (a)	19,195	113,442
Model N, Inc. (a)	10,497	125,019
Park City Group, Inc. (a)(b)	5,314	65,841
Paycom Software, Inc. (a)	16,016	546,946
Qualys, Inc. (a)	12,565	506,998
Rally Software Development Corp. (a)	13,080	254,406
The Rubicon Project, Inc. (a)	13,046	195,168

		4,116,310
Specialty Retail — 3.4%
1-800-Flowers.com, Inc., Class A (a)	12,822	134,118
Abercrombie & Fitch Co., Class A	34,965	752,097
America’s Car-Mart, Inc. (a)	4,252	209,709
American Eagle Outfitters, Inc.	98,770	1,700,819
ANN, Inc. (a)	23,202	1,120,425
Asbury Automotive Group, Inc. (a)	13,753	1,246,297
Ascena Retail Group, Inc. (a)	70,576	1,175,443
Barnes & Noble, Inc. (a)	25,497	661,902
bebe Stores, Inc.	14,016	28,032
Big 5 Sporting Goods Corp.	9,573	136,032
Blue Nile, Inc. (a)	5,983	181,823
Boot Barn Holdings, Inc. (a)	6,014	192,448
The Buckle, Inc. (b)	14,272	653,229
Build-A-Bear Workshop, Inc. (a)	7,363	117,734
Burlington Stores, Inc. (a)	38,116	1,951,539
Caleres, Inc.	22,156	704,118
The Cato Corp., Class A	13,275	514,539
Chico’s FAS, Inc.	71,974	1,196,928
The Children’s Place Retail Stores, Inc.	10,417	681,376
Christopher & Banks Corp. (a)	18,731	75,111
Citi Trends, Inc. (a)	7,836	189,631
Conn’s, Inc. (a)	13,844	549,607
The Container Store Group, Inc. (a)(b)	8,125	137,069
Destination XL Group, Inc. (a)	16,937	84,854
Express, Inc. (a)	42,834	775,724
The Finish Line, Inc., Class A	23,225	646,119
Five Below, Inc. (a)	27,444	1,084,861
Francesca’s Holdings Corp. (a)	21,498	289,578
FTD Cos., Inc. (a)	9,228	260,137
Genesco, Inc. (a)	12,121	800,350
Group 1 Automotive, Inc.	11,791	1,070,977

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	49

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail (concluded)
Guess?, Inc.	31,250	$599,063
Haverty Furniture Cos., Inc.	10,437	225,648
Hibbett Sports, Inc. (a)	12,566	585,324
Lands’ End, Inc. (a)	8,535	211,924
Lithia Motors, Inc., Class A	11,484	1,299,529
Lumber Liquidators Holdings, Inc. (a)(b)	13,714	284,017
MarineMax, Inc. (a)	12,903	303,350
Mattress Firm Holding Corp. (a)	10,338	630,101
The Men’s Wearhouse, Inc.	24,379	1,561,963
Monro Muffler Brake, Inc.	16,029	996,363
Party City Holdco, Inc. (a)	12,665	256,720
The Pep Boys-Manny Moe & Jack (a)	26,777	328,554
Performance Sports Group Ltd. (a)	22,593	406,674
Pier 1 Imports, Inc.	45,570	575,549
Regis Corp. (a)	20,516	323,332
Restoration Hardware Holdings, Inc. (a)	16,836	1,643,699
RetailMeNot, Inc. (a)	19,413	346,134
Shoe Carnival, Inc.	7,551	217,922
Shutterfly, Inc. (a)	18,931	905,091
Sonic Automotive, Inc., Class A	16,630	396,293
Sportsman’s Warehouse Holdings, Inc. (a)	9,172	104,286
Stage Stores, Inc.	16,225	284,424
Stamps.com, Inc. (a)	7,216	530,881
Stein Mart, Inc.	14,777	154,715
Systemax, Inc. (a)	5,534	47,814
Tilly’s, Inc., Class A (a)	5,419	52,402
Vitamin Shoppe, Inc. (a)	15,038	560,466
Wayfair, Inc., Class A (a)	10,085	379,599
Zumiez, Inc. (a)	10,968	292,078

		33,826,541
Steel — 0.2%
AK Steel Holding Corp. (a)	89,867	347,785
Carbonite, Inc. (a)	8,912	105,251
Carpenter Technology Corp.	25,286	978,063
Handy & Harman Ltd. (a)	1,379	47,782
Olympic Steel, Inc.	4,453	77,660
Ryerson Holding Corp. (a)	5,393	49,076
Schnitzer Steel Industries, Inc., Class A	13,217	230,901
TimkenSteel Corp.	20,008	540,016

		2,376,534
Technology: Miscellaneous — 0.2%
Benchmark Electronics, Inc. (a)	26,387	574,709
CTS Corp.	16,741	322,599
Fabrinet (a)	17,858	334,481
Kimball Electronics, Inc. (a)	14,602	213,043
Pendrell Corp. (a)	84,978	116,420
Plexus Corp. (a)	16,931	742,932

		2,304,184
Telecommunications Equipment — 0.2%
Applied Optoelectronics, Inc. (a)	7,624	132,353
CalAmp Corp. (a)	18,352	335,107
Clearfield, Inc. (a)(b)	5,995	95,380
Inteliquent, Inc.	16,985	312,524
Knowles Corp. (a)	42,671	772,345
Oclaro, Inc. (a)	50,410	113,927
Ubiquiti Networks, Inc.	15,422	492,193
Vocera Communications, Inc. (a)	13,157	150,648

		2,404,477
Textile Products — 0.1%
Culp, Inc.	5,145	159,495
Interface, Inc.	33,294	834,015
Unifi, Inc. (a)	7,579	253,896

		1,247,406
Common Stocks	Shares	Value
Textiles Apparel & Shoes — 0.9%
Cherokee, Inc.	4,164	117,342
Columbia Sportswear Co.	14,373	868,992
Crocs, Inc. (a)	38,851	571,498
Deckers Outdoor Corp. (a)	17,420	1,253,717
G-III Apparel Group Ltd. (a)	20,063	1,411,432
Iconix Brand Group, Inc. (a)	24,184	603,874
Oxford Industries, Inc.	7,395	646,693
Perry Ellis International, Inc. (a)	6,165	146,542
Quiksilver, Inc. (a)(b)	68,459	45,375
Sequential Brands Group, Inc. (a)	12,619	192,944
Steven Madden Ltd. (a)	28,369	1,213,626
Superior Uniform Group, Inc.	3,539	58,535
Tumi Holdings, Inc. (a)	28,277	580,244
Vera Bradley, Inc. (a)	10,708	120,679
Vince Holding Corp. (a)	7,702	92,270
Weyco Group, Inc.	3,141	93,665
Wolverine World Wide, Inc.	52,111	1,484,121

		9,501,549
Tobacco — 0.2%
Universal Corp.	11,431	655,225
Vector Group Ltd.	40,810	957,403

		1,612,628
Toys — 0.0%
JAKKS Pacific, Inc. (a)(b)	10,261	101,481
Transportation Miscellaneous — 0.4%
Echo Global Logistics, Inc. (a)	15,083	492,611
Hub Group, Inc., Class A (a)	18,145	731,969
Scorpio Bulkers, Inc. (a)	89,967	146,646
Textainer Group Holdings Ltd.	11,158	290,220
Wesco Aircraft Holdings, Inc. (a)	30,741	465,726
XPO Logistics, Inc. (a)	36,060	1,629,191

		3,756,363
Truckers — 0.8%
ArcBest Corp.	13,218	420,332
Celadon Group, Inc.	13,803	285,446
Con-way, Inc.	29,037	1,114,150
Covenant Transportation Group, Inc., Class A (a)	5,967	149,533
Forward Air Corp.	15,557	813,009
FRP Holdings, Inc. (a)	3,336	108,187
Heartland Express, Inc.	25,301	511,839
Knight Transportation, Inc.	31,484	841,882
Marten Transport Ltd.	11,722	254,367
PAM Transportation Services, Inc. (a)	1,577	91,545
Quality Distribution, Inc. (a)	14,147	218,713
Roadrunner Transportation Systems, Inc. (a)	14,344	370,075
Saia, Inc. (a)	12,718	499,690
Swift Transportation Co. (a)	44,675	1,012,782
Universal Truckload Services, Inc.	4,085	89,707
USA Truck, Inc. (a)	4,904	104,112
Werner Enterprises, Inc.	22,384	587,580
YRC Worldwide, Inc. (a)	16,361	212,366

		7,685,315
Utilities: Electrical — 1.6%
ALLETE, Inc.	24,588	1,140,637
Atlantic Power Corp.	61,001	187,883
Avista Corp.	31,475	964,709
Black Hills Corp.	22,593	986,184
Cleco Corp.	30,410	1,637,579
El Paso Electric Co.	20,312	704,014
The Empire District Electric Co.	21,774	474,673
Genie Energy Ltd. (a)	6,177	64,673
IDACORP, Inc.	25,382	1,424,946
MGE Energy, Inc.	17,393	673,631

See Notes to Financial Statements.

50	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities: Electrical (concluded)
NorthWestern Corp.	23,705	$1,155,619
NRG Yield, Inc., Class A	17,852	392,566
NRG Yield, Inc., Class C	16,972	371,517
Otter Tail Corp.	18,744	498,590
Pattern Energy Group, Inc.	25,792	731,977
PNM Resources, Inc.	40,340	992,364
Portland General Electric Co.	39,757	1,318,342
Spark Energy, Inc., Class A	1,500	23,640
Talen Energy Corp. (a)	41,773	716,825
UIL Holdings Corp.	28,637	1,312,147
Unitil Corp.	6,871	226,880

		15,999,396
Utilities: Gas Distributors — 0.8%
Chesapeake Utilities Corp.	7,660	412,491
The Laclede Group, Inc.	21,932	1,141,780
New Jersey Resources Corp.	43,227	1,190,904
Northwest Natural Gas Co.	13,463	567,869
Piedmont Natural Gas Co., Inc.	39,560	1,396,864
South Jersey Industries, Inc.	34,515	853,556
Southwest Gas Corp.	23,663	1,259,108
WGL Holdings, Inc.	25,184	1,367,239

		8,189,811
Utilities: Miscellaneous — 0.1%
Ormat Technologies, Inc.	18,729	705,709
Utilities: Telecommunications — 1.0%
8x8, Inc. (a)	44,425	398,048
Atlantic Tele-Network, Inc.	5,110	352,999
Boingo Wireless, Inc. (a)	18,280	150,993
Cincinnati Bell, Inc. (a)	106,871	408,247
Cogent Communications Group, Inc.	23,125	782,550
Consolidated Communications Holdings, Inc.	25,390	533,444
Fairpoint Communications, Inc. (a)	10,382	189,160
General Communication, Inc., Class A (a)	17,845	303,543
Globalstar, Inc. (a)(b)	239,059	504,414
GTT Communications, Inc. (a)	12,402	296,036
Hawaiian Telcom Holdco, Inc. (a)	5,377	140,340
IDT Corp., Class B	8,472	153,174
inContact, Inc. (a)	31,193	307,875
Iridium Communications, Inc. (a)	41,893	380,807
j2 Global, Inc.	24,305	1,651,282
Lumos Networks Corp.	11,340	167,719
NeuStar, Inc., Class A (a)	9,676	282,636
NTELOS Holdings Corp. (a)	8,432	38,956
ORBCOMM, Inc. (a)	30,248	204,174
Premiere Global Services, Inc. (a)	23,525	242,072
Shenandoah Telecommunications Co.	12,205	417,777
Spok Holdings, Inc.	11,299	190,275
Straight Path Communications, Inc., Class B (a)	4,762	156,146
Vonage Holdings Corp. (a)	94,096	462,011
West Corp.	26,271	790,757
Windstream Holdings, Inc.	50,608	322,879

		9,828,314
Common Stocks	Shares	Value
Utilities: Water — 0.2%
American States Water Co.	19,133	715,383
Artesian Resources Corp., Class A	3,795	80,036
California Water Service Group	24,052	549,588
Connecticut Water Service, Inc.	5,618	191,911
Consolidated Water Co. Ltd.	7,061	88,969
Middlesex Water Co.	7,960	179,578
SJW Corp.	8,005	245,673
York Water Co.	6,555	136,737

		2,187,875
Total Common Stocks — 94.7%		950,900,569

Other Interests (d) — 0.0%	Beneficial Interest (000)
Gerber Scientific, Inc.	$13	128

Rights	Shares
Health Care Management Services — 0.0%
Bioscrip, Inc. (a)	105	—
Utilities: Telecommunications — 0.0%
Leap Wireless, CVR (a)	28,200	71,064
Total Rights — 0.0%		71,064

Warrants (e) — 0.0%
Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share for 10 Warrant, Expires 4/15/16, Strike Price $8.50)	7,791	—
Total Long-Term Investments (Cost — $677,252,650) — 94.7%		950,971,761

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(f)	43,745,299	43,745,299

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (c)(f)(g)	$16,414	16,414,073
Total Short-Term Securities (Cost — $60,159,372) — 6.0%		60,159,372
Total Investments (Cost — $737,412,022) — 100.7%		1,011,131,133
Liabilities in Excess of Other Assets — (0.7)%		(6,749,880)

Net Assets — 100.0%		$1,004,381,253

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	51

Schedule of Investments (continued)	Master Small Cap Index Series

(c)	During the six months ended June 30, 2015, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2015	Value at June 30, 2015	Income
BlackRock Liquidity Funds,TempFund, Institutional Class	14,055,813	29,689,486	[1]	—	43,745,299	$43,745,299	$14,517
BlackRock Liquidity Series, LLC, Money Market Series	$18,352,402	—		$(1,938,329)[2]	$16,414,073	$16,414,073	$880,900	[3]
PennyMac Financial Services, Inc.	5,912	—		—	5,912	$107,125	—
PennyMac Mortgage Investment Trust	28,817	—		—	28,817	$502,280	$17,578
[1] Represents net shares purchased.
[2] Represents beneficial interest sold.

[3]   Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
319	Russell 2000 Mini Index	ICE Futures U.S. Indicies	September 2015	$39,887,760	$(419,342)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of June 30, 2015, the following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[4]
Common Stocks	$950,796,702	$73,837	$30,030	$950,900,569
Other Interests	—	—	128	128
Rights	—	—	71,064	71,064
Short-Term Securities	43,745,299	16,414,073	—	60,159,372

Total	$994,542,001	$16,487,910	$101,222	$1,011,131,133

[4] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [5]
Liabilities:
Equity contracts	$(419,342)	—	—	$(419,342)
[5] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

52	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Schedule of Investments (concluded)	Master Small Cap Index Series

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,937,400	—	—	1,937,400
Liabilities:
Bank overdraft	—	$(1,404,470)	—	$(1,404,470)
Collateral on securities loaned at value	—	(16,414,073)	—	(16,414,073)

Total	$1,937,400	$(17,818,543)	—	$(15,881,143)

During the six months ended June 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	53

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)	Master International Index Series	Master Small Cap Index Series

Assets
Investments at value — unaffiliated[1,2]	$3,612,929,755	$950,362,356
Investments at value — affiliated[3]	13,596,139	60,768,777
Cash pledged for financial futures contracts	3,548,560	1,937,400
Foreign currency at value[4]	72,427,156	—
Receivables:
Dividends	11,015,106	1,095,966
Contributions from investors	5,464,639	13,864,639
Investments sold	88,732	102,361,846
Securities lending income — affiliated	11,834	163,170
Variation margin receivable on financial futures contracts	—	191,247
Prepaid expenses	2,170	1,506

Total assets	3,719,084,091	1,130,746,907

Liabilities
Bank overdraft	—	1,404,470
Payables:
Investments purchased	20,205,622	98,792,961
Withdrawals to investors	10,884,541	9,552,965
Investment advisory fees	30,582	6,253
Other affiliates	5,991	3,980
Directors’ fees	4,662	2,463
Collateral on securities loaned at value	3,524,062	16,414,073
Variation margin payable on financial futures contracts	2,280,281	—
Other accrued expenses	649,002	188,489

Total liabilities	37,584,743	126,365,654

Net Assets	$3,681,499,348	$1,004,381,253

Net Assets Consist of
Investors’ capital	$3,437,048,886	$731,081,484
Net unrealized appreciation (depreciation)	244,450,462	273,299,769

Net Assets	$3,681,499,348	$1,004,381,253

[1] Investments at cost — unaffiliated	$3,367,954,960	$676,566,112
[2] Securities loaned at value	$3,270,116	$13,307,033
[3] Investments at cost — affiliated	$13,596,139	$60,845,910
[4] Foreign currency at cost	$72,347,724	—

See Notes to Financial Statements.

54	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Statements of Operations

Six Months Ended June 30, 2015 (Unaudited)	Master International Index Series	Master Small Cap Index Series

Investment Income
Dividends — unaffiliated	$70,421,219	$5,117,141
Securities lending — affiliated — net	138,285	880,900
Dividends — affiliated	6,524	32,095
Foreign taxes withheld	(8,644,069)	(4,373)

Total income	61,921,959	6,025,763

Expenses
Investment advisory	157,412	45,135
Accounting services	274,378	82,071
Custodian	241,446	100,783
Professional	47,155	35,659
Directors	35,545	12,226
Printing	10,871	10,057
Miscellaneous	41,142	22,407

Total expenses	807,949	308,338
Less fees waived and/or reimbursed by the Manager	(5,074)	(12,825)

Total expenses after fees waived and/or reimbursed	802,875	295,513

Net investment income	61,119,084	5,730,250

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(16,346,476)	29,806,312
Financial futures contracts	6,393,154	1,394,002
Foreign currency transactions	(2,596,801)	(22)

	(12,550,123)	31,200,292

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	97,457,255	8,560,375
Investments — affiliated	—	(100,624)
Financial futures contracts	(2,186,124)	(759,905)
Foreign currency translations	478,850	—

	95,749,981	7,699,846

Net realized and unrealized gain	83,199,858	38,900,138

Net Increase in Net Assets Resulting from Operations	$144,318,942	$44,630,388

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	55

Statements of Changes in Net Assets

	Master International Index Series
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Operations
Net investment income	$61,119,084	$39,593,185
Net realized loss	(12,550,123)	(10,016,117)
Net change in unrealized appreciation (depreciation)	95,749,981	(154,439,873)

Net increase (decrease) in net assets resulting from operations	144,318,942	(124,862,805)

Capital Transactions
Proceeds from contributions	1,297,775,878	2,104,755,672
Value of withdrawals	(430,956,711)	(322,345,637)

Net increase in net assets derived from capital transactions	866,819,167	1,782,410,035

Net Assets
Total increase in net assets	1,011,138,109	1,657,547,230
Beginning of period	2,670,361,239	1,012,814,009

End of period	$3,681,499,348	$2,670,361,239

	Master Small Cap Index Series
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Operations
Net investment income	$5,730,250	$10,354,007
Net realized gain	31,200,292	53,378,759
Net change in unrealized appreciation (depreciation)	7,699,846	(29,791,650)

Net increase in net assets resulting from operations	44,630,388	33,941,116

Capital Transactions
Proceeds from contributions	353,987,925	181,052,489
Value of withdrawals	(95,171,966)	(373,456,979)

Net increase (decrease) in net assets derived from capital transactions	258,815,959	(192,404,490)

Net Assets
Total increase (decrease) in net assets	303,446,347	(158,463,374)
Beginning of period	700,934,906	859,398,280

End of period	$1,004,381,253	$700,934,906

See Notes to Financial Statements.

56	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Financial Highlights	Master International Index Series

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
		2014	2013	2012	2011	2010

Total Return
Total Return	6.34%[1]	(6.02)%	21.94%	19.01%	(12.34)%	7.66%

Ratios to Average Net Assets
Total expenses	0.05%[2]	0.07%	0.07%	0.06%	0.08%	0.11%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[2]	0.07%	0.07%	0.06%	0.08%	0.10%

Net investment income	3.88%[2]	3.20%	2.97%	3.36%	3.38%	2.73%

Supplemental Data
Net assets, end of period (000)	$3,684,194	$2,670,361	$1,012,814	$758,144	$855,781	$922,700

Portfolio turnover rate	4%	6%	8%	21%	6%	8%

Master Small Cap Index Series

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
		2014	2013	2012	2011	2010

Total Return
Total Return	4.96%[1]	5.05%	39.11%	16.52%	(4.30)%	27.19%

Ratios to Average Net Assets
Total expenses	0.07%[2]	0.09%	0.07%	0.14%	0.09%	0.12%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%[2]	0.08%	0.06%	0.08%	0.07%	0.08%

Net investment income	1.27%[2]	1.45%	1.46%	2.13%	1.46%	1.27%

Supplemental Data
Net assets, end of period (000)	$ 1,004,381	$ 700,935	$ 859,398	$ 581,771	$ 529,054	$ 338,172

Portfolio turnover rate	17%	21%	22%	68%	31%	42%

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	57

Notes to Financial Statements (Unaudited)	Quantitative Master Series LLC

1. Organization:

Master International Index Series (“Master International Index”) and Master Small Cap Index Series (“Master Small Cap Index”) (collectively, the “Series”, or individually, a “Series”) are a series of Quantitative Master Series LLC (the “Master LLC”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

2. Significant Accounting Policies:

The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors of the Series (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

The Series value their investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the Manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be

58	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Notes to Financial Statements (continued)	Quantitative Master Series LLC

reflected in the computation of the Series’ net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Investments and be valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Series uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Series’ books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Series investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Series does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Series reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Series enters into certain investments (e.g., financial futures contracts and forward foreign currency exchange contracts), that would be “senior securities” for 1940 Act purposes, the Series may segregate or designate on their books and records cash or liquid securities having a market value at least equal to the amount of the Series’ future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Other: Expenses directly related to a Series are charged to that Series. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Series have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Preferred Stock: The Series may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Series may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series, or excess collateral returned by the Series, on the next business day. During the term of the loan, the Series are entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	59

Notes to Financial Statements (continued)	Quantitative Master Series LLC

The market value of securities on loan, all of which were classified as common stocks in the Series’ Schedules of Investments, and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of June 30, 2015, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of June 30, 2015, the following table is a summary of the Series’ securities lending agreements by counterparty, which are subject to offset under an MSLA:

Master International Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital Inc.	$295,674	$(295,674)	—
Credit Suisse Securities (USA) LLC	210,683	(210,683)	—
Deutsche Bank Securities, Inc.	151,889	(151,889)	—
JP Morgan Clearing Corp.	1,905,342	(1,905,342)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	583,268	(583,268)	—
Morgan Stanley & Co. LLC	123,260	(123,260)	—

Total	$3,270,116	$(3,270,116)	—

[1]

Collateral with a value of $3,524,062 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

Master Small Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[2]	Net Amount
Barclays Capital, Inc.	$1,073,132	$(1,073,132)	—
BNP Paribas Prime Brokerage, Inc.	164,138	(164,138)	—
Citigroup Global Markets, Inc.	865,449	(865,449)	—
Credit Suisse Securities (USA) LLC	30,574	(30,574)	—
Deutsche Bank Securities, Inc.	1,177,812	(1,177,812)	—
Goldman Sachs & Co.	2,915,027	(2,915,027)	—
JP Morgan Clearing Corp.	1,922,767	(1,922,767)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	295,593	(295,593)	—
Morgan Stanley & Co. LLC	3,521,443	(3,521,443)	—
National Financial Services LLC	641,095	(641,095)	—
Nomura Securities International, Inc.	13,068	(13,068)	—
UBS Securities LLC	686,935	(686,935)	—

Total	$13,307,033	$(13,307,033)	—

[2]

Collateral with a value of $16,414,073 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Series could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Derivative Financial Instruments:

The Series engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to manage economically their exposure to certain risks such as equity risk, and foreign currency exchange rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

60	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Notes to Financial Statements (continued)	Quantitative Master Series LLC

Financial Futures Contracts: The Series invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Series are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Series agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Series as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

The following is a summary of the Series’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instrument Six Months Ended June 30, 2015
		Value
		Master International Index		Master Small Cap Index
	Statement of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Equity contracts	Net unrealized appreciation (depreciation)[1]	$124,818	$(650,243)	—	$(419,342)

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended June 30, 2015
	Net Realized Gain From		Net Change in Unrealized Appreciation (Depreciation) on
	Master International Index	Master Small Cap Index	Master International Index	Master Small Cap Index
Equity Contracts:
Financial futures contracts	$6,393,154	$1,394,002	$(2,186,124)	$(759,905)

For the six months ended June 30, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Master International Index	Master Small Cap Index
Financial futures contracts:
Average notional value of contracts purchased	$49,428,316	$48,668,580

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	61

Notes to Financial Statements (continued)	Quantitative Master Series LLC

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for each management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Series. For such services, each Series pays the Manager a monthly fee at an annual rate of 0.01% of each Series’ average daily net assets.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business. The expense limitations as a percentage of average daily net assets are as follows: 0.07% for Master International Index and 0.08% for Master Small Cap Index. Prior to April 30, 2015, the expense limitation as a percentage of average daily net assets for Master International Index was 0.12%.

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2016, unless approved by the Board, including a majority of the Independent Directors. For the year ended June 30, 2015, the Manager waived $490 with respect to Master Small Cap Index, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Series pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Series’ investments in other affiliated investment companies, if any. For the six months ended June 30, 2015 the amounts waived for Master International Index and Master Small Cap Index were $5,074 and $12,335, respectively.

For the six months ended June 30, 2015, each Series reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for each Series, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Series are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Series.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Series retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, each Series retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by each Series is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended June 30, 2015, each Series paid BIM the following amounts for securities lending agent services:

Master International Index	$34,571
Master Small Cap Index	$220,225

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended June 30, 2015, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
Master Small Cap Index	$17,773,833	$31,528,501

62	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Notes to Financial Statements (continued)	Quantitative Master Series LLC

6. Purchases and Sales:

For the six months ended June 30, 2015, purchases and sales of investments, excluding short-term securities, were as follows:

	Purchases	Sales
Master International Index	$1,045,119,755	$118,015,034
Master Small Cap Index	$374,115,551	$144,577,720

7. Income Tax Information:

The Series are classified as partnerships for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ U.S. federal tax returns remains open for each of the four years ended December 31, 2014. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series as of June 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Series’ financial statements.

As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Master International Index	Master Small Cap Index
Tax cost	$3,426,386,686	$755,434,638

Gross unrealized appreciation	$341,243,277	$300,568,491
Gross unrealized depreciation	(141,104,069)	(44,871,996)

Net unrealized appreciation	$200,139,208	$255,696,495

8. Bank Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Series may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2015, the Series did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Series invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations, including to pay principal and interest when due (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series have unsettled or open transactions may fail to or be unable to perform on their commitments. The Series manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Series.

Master International Index invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	63

Notes to Financial Statements (concluded)	Quantitative Master Series LLC

significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Master International Index invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master International Index’s investments.

As of June 30, 2015, Master Small Cap Index invested a significant portion of its assets in securities in the financial sector. Changes in economic conditions affecting such sectors would have a greater impact on the Master Small Cap Index and could affect the value, income and/or liquidity of positions in such securities.

As of June 30, 2015, the Series investments had the following industry classifications:

Master International Index

Industry	Percent of Long-Term Investments

Banks	15%
Pharmaceuticals	10
Telecommunications	6
Insurance	6
Food	5
Oil & Gas	5
Others	53

Master Small Cap Index

Industry	Percent of Long-Term Investments

Real Estate Investment Trusts	8%
Banks	8
Retail	6
Commercial Services	5
Pharmaceuticals	5
Software	5
Others	63

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

64	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Disclosure of Investment Advisory Agreement

The Board of Directors of Quantitative Master Series LLC (the “Master LLC”) met in person on April 21, 2015 (the “April Meeting”) and May 18-20, 2015 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master LLC, on behalf of Master International Index Series and Master Small Cap Index Series (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master LLC, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor. Each of BlackRock International Index Fund and BlackRock Small Cap Index Fund (each, a “Fund” and collectively, the “Funds”), each a series of BlackRock Index Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Agreement with respect to each Master Portfolio. For simplicity: (a) the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Fund and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fourteen individuals, thirteen of whom were not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios, the Funds and their shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance relative to its peers, benchmark, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Funds for services, such as marketing and distribution, call center and fund accounting; (c) the Master Portfolios’ and /or the Funds’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Fund’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) the Master LLC’s and the Corporation’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Corporation’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; sub-advisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	65

Disclosure of Investment Advisory Agreement (continued)

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Master Portfolio and Fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper1, as well as the gross investment performance of each Fund as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio and/or Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master LLC, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC with respect to each Master Portfolio for a one-year term ending June 30, 2016. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio, each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolios and the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolios and the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Master Portfolio and Fund. BlackRock and its affiliates provide the Master Portfolios and the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Funds by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Funds. In particular, BlackRock and its affiliates provide the Master Portfolios and the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

66	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Disclosure of Investment Advisory Agreement (continued)

activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master Portfolios and the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Fund, as applicable. The Board noted that each Fund’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category and the gross investment performance of each Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Fund, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

BlackRock believes that gross performance relative to the benchmark is an appropriate performance metric for each Fund.

The Board noted that for the one-, three- and five-year periods reported, BlackRock International Index Fund’s gross performance (before expenses and fees), as agreed upon by the Board, was out of tolerance of its benchmark, underperformed its benchmark and underperformed its benchmark, respectively. The Board and BlackRock reviewed and discussed the reasons for BlackRock International Index Fund’s out of tolerance performance during the one-year period. The Board was informed that, underperformance for the one-year period was due in part to large flows into the Fund.

The Board noted that for the one-, three- and five-year periods reported, BlackRock Small Cap Index Fund’s gross performance (before expenses and fees), as agreed upon by the Board, was within tolerance, out of tolerance and out of tolerance of its benchmark, respectively. The Board noted BlackRock Small Cap Index Fund’s improved performance during the one-year period. The Board and BlackRock reviewed and discussed the reasons for the Fund’s out of tolerance performance during the three- and five-year periods. The Board was informed that, among other things, one of the factors which caused the Fund to exceed the benchmark, by an out of tolerance amount, in the three- and five-year periods was the result of securities lending.

The Board and BlackRock also discussed BlackRock’s strategy for improving the performance of each Master Portfolio/Fund and BlackRock’s commitment to providing the resources necessary to assist the portfolio managers of each Master Portfolio in seeking to do so.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Funds: The Board, including the Independent Board Members, reviewed each Master Portfolio’s/Fund’s contractual management fee rate compared with the other funds in the relevant Fund’s Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as each Master Portfolio’s/Fund’s actual management fee rate, to those of other funds in the relevant Fund’s Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Funds. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	67

Disclosure of Investment Advisory Agreement (concluded)

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolios and the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolios and the Funds. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that with respect to each Master Portfolio/Fund, the Master Portfolio’s/Fund’s contractual management fee rate ranked in the first quartile, and the actual management fee rate and the corresponding Fund’s total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on each Master Portfolio’s total expenses as a percentage of the Master Portfolio’s average daily net assets and has contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. The Board noted that BlackRock proposed, and the Board agreed to, a lower contractual expense cap on Master International Index Series and a lower contractual expense cap on each Fund on a class-by-class basis. These expense cap reductions were implemented on April 30, 2015. The Board also noted that BlackRock proposed, and the Board agreed to, a contractual reduction of each Fund’s administration fee. This administration fee reduction was implemented on April 30, 2015.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios and the Funds benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Funds to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolios. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios and the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC, with respect to each Master Portfolio, for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

68	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Officers and Directors

Rodney D. Johnson, Chair of the Board and Director

David O. Beim, Director

Collette Chilton, Director

Frank J. Fabozzi, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Cynthia A. Montgomery, Director

Barbara G. Novick, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Mark Stalnecker, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Corporation/Master LLC and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Corporation/Master LLC.

Effective May 18, 2015, Ian MacKinnon resigned as a Director of the Corporation/Master LLC.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodian State Street Bank and Trust Company Boston, MA 02110	Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Sidley Austin LLP New York, NY 10019

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	69

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Series use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Series voted proxies relating to securities held in the Funds’/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

70	BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK INDEX FUNDS, INC.	JUNE 30, 2015	71

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Index2-6/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: September 3, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: September 3, 2015

3